N-2	Jul. 27, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001833936
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-000000
Investment Company Act File Number	811-23626
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	BlackRock Alpha Strategies Fund
Entity Address, Address Line One	100 Bellevue Parkway
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809
City Area Code	800
Local Phone Number	882-0052
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jul. 28, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class I
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price) (1)	None	None
Estimated Annual Expenses (as a percentage of average net assets)
Management Fees (2)	0.55%	0.55%
Distribution and Servicing Fees (3)	0.75%	None
Other Expenses (2)	0.65%	0.60%
Acquired Fund Fees and Expenses (4)(5)	14.94%	14.94%

Total Annual Fund Operating Expenses (5)	16.89%	16.09%

Fee Waivers and/or Expense Reimbursements (2)	(0)%	(0)%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (2)	16.89%	16.09%

(1)
The Distributor acts as distributor for the Fund’s Shares and serves in that capacity on a reasonable best efforts basis, subject to various conditions. Shares will be offered only through financial intermediaries that have entered into selling agreements with the Distributor. While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, for investors that purchase Class A Shares or Class I Shares through certain financial intermediaries, those financial intermediaries may directly charge investors transaction or other fees in such amount as they may determine.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class A	Class I
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price) (1)	None	None
Estimated Annual Expenses (as a percentage of average net assets)
Management Fees (2)	0.55%	0.55%
Distribution and Servicing Fees (3)	0.75%	None
Other Expenses (2)	0.65%	0.60%
Acquired Fund Fees and Expenses (4)(5)	14.94%	14.94%

Total Annual Fund Operating Expenses (5)	16.89%	16.09%

Fee Waivers and/or Expense Reimbursements (2)	(0)%	(0)%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (2)	16.89%	16.09%

(2)
Other Expenses have been restated to reflect current fees. In addition, the Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit “Other Expenses” to 0.80% of the Fund’s average monthly value of the net assets of each Share class (the “Expense Cap”). Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to reimbursement by the Fund. Such recoupment arrangement will terminate on April 1, 2028. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2028. The Expense Agreement may be terminated prior to June 30, 2028 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
(3)
Class I Shares are not subject to a distribution fee or shareholder servicing fee. Class A Shares are subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. The Distributor uses these fees, in respect of the Class A Shares, to compensate financial intermediaries for distribution-related expenses, if applicable, and providing ongoing services in respect of clients who own Class A Shares of the Fund. See “Plan of Distribution.”

(4)
The “Acquired Fund Fees and Expenses” include the Fund’s share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. Each Portfolio Fund’s expenses will vary. In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the product of investment strategies employed by the Managers. In addition, for recently launched Portfolio Funds in which the Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as startup costs are being borne over a smaller invested capital base. Generally, fees payable to Managers are estimated to range from 1% to 3% (annualized) of the average NAV of the Portfolio Funds. In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 10% to 30% of a Portfolio Fund’s net profits. The Fund will bear its pro rata portion of these fees. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.

(5)
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses and restatement of other expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The purpose of the following example is to assist prospective investors in understanding the various fees and expenses shareholders will bear directly or indirectly. This example is based on the estimated fees and expenses incurred by the Fund, including the Acquired Fund Fees and Expenses, as set out in the table above and should not be considered a representation of future expenses. The Expense Agreement for the Fund expires on June 30, 2028; thus, the Fee Waiver and/or Expense Reimbursement set out in the table above is reflected in the example through such date. The Expense Agreement for the Fund continues from year to year if approved by a majority of the Fund’s Independent Trustees. The Expense Agreement may be terminated prior to June 30, 2028 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Actual expenses may be greater or less than those shown.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$159	$423	$627	$959
Class I Shares	$152	$407	$609	$947

Purpose of Fee Table , Note [Text Block]
This
table describes the fees and expenses that you may pay if you buy and hold Shares.
The purpose of the table above is to assist prospective investors in understanding the various fees and expenses shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Management of the Fund,” “Administration and Accounting Services,” “Fund Expenses,” “Purchasing Shares” and “Repurchases of Shares.”
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Fund.
You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return. The rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the investment management fee paid by the Fund.

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Acquired Fund Fees and Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” include the Fund’s share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. Each Portfolio Fund’s expenses will vary. In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the product of investment strategies employed by the Managers. In addition, for recently launched Portfolio Funds in which the Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as startup costs are being borne over a smaller invested capital base. Generally, fees payable to Managers are estimated to range from 1% to 3% (annualized) of the average NAV of the Portfolio Funds. In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 10% to 30% of a Portfolio Fund’s net profits. The Fund will bear its pro rata portion of these fees. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.
Acquired Fund Total Annual Expenses, Note [Text Block]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses and restatement of other expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to seek, over time, absolute and risk-adjusted returns that exhibit low volatility and low-to-moderate
correlation to global equity and fixed income markets, while preserving capital. For purposes of the Fund’s investment objective, the Fund interprets an “absolute” return as the measure of gain or loss in the portfolio independent of any benchmark or general market direction. The Fund cannot guarantee that its investment objective will be achieved or that its portfolio design and risk monitoring strategies will be successful. Investors may lose the entire value of their investment in the Fund.
If the Board determines that the Fund’s investment objective should be changed, shareholders will be given written notice no later than concurrently with the Fund’s next tender offer. Except as otherwise stated in this Prospectus, the investment objective, investment policies, strategies and restrictions of the Fund are not fundamental and may be changed by the Board without the approval of the shareholders. The Fund’s principal investment policies and strategies are discussed below.
Investment Strategies
The Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets to private investment vehicles commonly referred to as “hedge funds” (previously defined as “Portfolio Funds”) that are managed by third-party investment management firms not affiliated with the Advisor (each, a “Manager”). It is expected that the Portfolio Funds in which the Fund invests will pursue a range of “alternative” investment strategies included in four primary hedge fund strategies: Equity Hedge, Event Driven, Relative Value, and Macro. The Fund may employ allocation targets for specific strategies. The targeted allocations will vary depending on a variety of factors, including current market conditions, and the Fund may alter its targeted allocations at any time. The Fund may invest directly in Portfolio Funds or may do so indirectly by investing in derivative instruments or participating in contractual relationships whereby any associated payments or receipts may be based on some or all of the change in value of one or more Portfolio Funds.
The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Portfolio Funds.
Portfolio Managers and the HFS Investment Committee
The Fund’s portfolio managers, who are part of the Hedge Fund Solutions (“HFS”) team within BlackRock, have full discretionary authority over investing the Fund’s portfolio, including discretion with respect to allocations to Portfolio Funds, and rebalancing the Fund’s allocations to Portfolio Funds. HFS, a business unit representing the hedge fund solutions platform for BlackRock, Inc., the ultimate parent of the Advisor, has established an investment committee (the “HFS Investment Committee”) that has general oversight responsibility for client accounts, including the Fund. Generally, the HFS Investment Committee establishes investment policies for HFS and provides oversight of HFS’s portfolio manager allocations, including those made by the Fund’s portfolio managers, and HFS’s portfolios and accounts, including the Fund. In addition, Portfolio Funds must be approved by a subset of the HFS Investment Committee, consisting of the Director of Research, the Director of Risk Management, and the Director of Operational Due Diligence, before they become available on the HFS platform. See “Management of the Fund—Portfolio Managers” for more information on the Fund’s portfolio managers.
The Fund’s Investments
Under normal market conditions, the Fund will invest, in varying proportions, in Portfolio Funds employing the hedge fund strategies described below (“Portfolio Fund Strategies”) and in cash strategies. While an allocation to Portfolio Funds employing the strategies described below is designed to provide the Fund with the flexibility to have a broad-based portfolio of alternative investments, the Advisor may decide not to invest, through its allocation of the Fund’s assets to Portfolio Funds, in certain asset categories or strategies, in particular certain less-liquid hedge fund strategies.
In addition, while the Fund may take advantage of the full range of strategies described below (and other strategies as made available), it is not required to do so, nor is it required to invest any particular percentage of its assets in any single strategy or any combination of strategies. The Advisor anticipates investing in only some of the strategies described below at any one time and allocating among them based upon, among other things, the Advisor’s evaluation of market conditions, available investment opportunities and the assets and strategies it believes will be successful in light of these conditions.

Portfolio Fund Strategies
Portfolio Fund Strategies are implemented through investments in Portfolio Funds. Portfolio Fund Strategies generally have longer-term investment horizons (typically greater than one year) and reduced liquidity terms. Hedge funds are private pools of investment capital with broad flexibility to buy or sell a wide range of assets. The Fund seeks to implement its investment objective by investing in Portfolio Funds that will invest both long and short, in a wide range of “alternative” investment strategies, including Equity Hedge, Event Driven, Relative Value, and Macro strategies. An overview of these investment strategies is provided below. These descriptions are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods that may be used by the Managers.

•
Equity Hedge
: Portfolio Funds that pursue an equity hedge strategy maintain positions both long and short, normally with a primary focus on equity securities and equity derivatives. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques. Strategies can also be broadly diversified or narrowly focused on specific sectors or industries and can range broadly in terms of the level of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Portfolio Funds pursuing an equity hedge strategy would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Equity Hedge is further subdivided into nine sub-strategies:

•
Equity Market Neutral
. Equity Market Neutral strategies employ quantitative techniques to analyze price data in order to ascertain information about future price movements and the relationships between securities. These can include both factor-based and statistical arbitrage/trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical arbitrage/trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in securities prices. High frequency techniques may be employed and trading strategies may also be employed on the basis of technical analysis or opportunistically to exploit new information the Manager believes has not been fully or accurately discounted into current securities prices. Equity Market Neutral strategies typically maintain characteristic net equity market exposure no greater than 10% long or short.

•
Fundamental Growth
. Fundamental Growth strategies employ analytical techniques in which the investment thesis is predicated on an assessment of the valuation characteristics of issuers which are expected to have prospects for earnings growth and capital appreciation exceeding those of the broader equity market. Investment theses are focused on characteristics of the issuer’s financial statements in both an absolute sense and relative to other similar securities and, more broadly, market indicators. Fundamental Growth strategies employ investment processes designed to identify attractive opportunities in securities of companies which are experiencing or expected to experience abnormally high levels of growth compared to relevant benchmarks in terms of earnings, profitability, sales or market share.

•
Fundamental Value
. Fundamental Value strategies employ investment processes designed to identify attractive opportunities in securities of companies which trade at a valuation by which the Manager determines them to be inexpensive and undervalued when compared to relevant benchmarks. Investment theses are focused on characteristics of the issuer’s financial statements in both an absolute sense and relative to other similar securities and, more broadly, market indicators. Fundamental Value strategies typically focus on equities which currently generate high cash flow, but trade at discounted valuation multiples, possibly as a result of limited anticipated growth prospects or generally out of favor conditions, which may be specific to sector, industry or the specific company.

•
Quantitative Directional
. Quantitative Directional strategies employ quantitative techniques to analyze price data in order to ascertain information about future price movements and the relationships between securities. These can include both factor-based and statistical arbitrage/trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical arbitrage/trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in securities prices. High frequency techniques may be employed and trading strategies may also be employed on the basis of technical analysis or opportunistically to exploit new information the Manager believes has not been fully or accurately discounted into current securities prices. Quantitative Directional Strategies typically maintain varying levels of net long or short equity market exposure over various market cycles.

•
Sector: Energy/Basic Materials
. Energy/Basic Materials strategies employ investment processes designed to identify opportunities in securities in specific areas of the market in which the Manager maintains a level of expertise in identifying companies engaged in the production and procurement of inputs to industrial processes. The Manager may also consider whether the issuer is implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Sector—Energy/Basic Materials strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to this sector over a various market cycles.

•
Sector: Healthcare
. Sector—Healthcare strategies employ investment processes designed to identify opportunities in securities in specific areas of the market in which the Manager maintains a level of expertise in identifying opportunities in companies engaged in the development, production and application of pharmaceuticals, biotechnology, and healthcare products and services. Sector—Healthcare strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to this sector over a various market cycles.

•
Sector: Technology
. Sector—Technology strategies employ investment processes designed to identify opportunities in securities in specific areas of the market in which the Manager maintains a level of expertise in identifying opportunities in information technology companies. Sector—Technology strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to this sector over a various market cycles.

•
Short Bias
. Short-Biased strategies employ analytical techniques in which the investment thesis is predicated on an assessment of the valuation characteristics of issuers with the goal of identifying overvalued companies. Short-Biased strategies may vary the investment level or the level of short exposure over various market cycles, but the primary distinguishing characteristic is that the Manager maintains consistent short exposure and expects to outperform traditional equity Managers in declining equity markets. Investment theses may be fundamental or technical in nature.

•
Multi-Strategy
. Multi-Strategy Managers maintain positions both long and short primarily in equity securities and equity derivatives. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques. Strategies can be broadly diversified or narrowly focused on specific sectors or industries and can range broadly in terms of the level of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge Multi-Strategy Managers typically do not maintain more than 50% exposure in any one Equity Hedge sub-strategy.

•
Event Driven
: Portfolio Funds that pursue an event driven investment strategy generally maintain positions in companies currently or prospectively involved in a wide variety of corporate transactions including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuances or other capital structure adjustments. The Portfolio Funds may hold security types ranging from the most senior in the capital structure to the most junior or subordinated. Event driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company-specific developments. Investment theses of Managers that pursue an event driven strategy are typically based on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure. Event Driven is further subdivided into seven sub-strategies:

•
Activist
. Activist strategies may obtain or attempt to obtain representation on the company’s board of directors in an effort to impact the issuer’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Managers employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off
or other catalyst oriented situation. These involve both announced transactions as well as situations in which no formal announcement is expected to occur. Activist strategies are distinguished from other Event Driven strategies in that, over a given market cycle, Activist strategies would expect to have greater than 50% of the portfolio in activist positions.

•
Credit Arbitrage
. Credit Arbitrage Strategies employ an investment process designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations. These Managers also may maintain a limited exposure to government, sovereign, equity, convertible or other obligations but the focus of the strategy is primarily on fixed corporate obligations. Managers typically employ a fundamental credit analysis to evaluate the likelihood of an improvement in the issuer’s creditworthiness. In most cases securities trade in liquid markets, and Managers are only infrequently or indirectly involved with company management. Fixed Income: Corporate strategies differ from Event Driven: Credit Arbitrage strategies in that the former typically involve more general market hedges which may vary in the degree to which they limit fixed income market exposure, while the latter typically involve arbitrage positions with little or no net credit market exposure, but are predicated on specific, anticipated idiosyncratic developments.

•
Distressed Restructuring
. Distressed Restructuring strategies employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or par value at maturity as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, and frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms. In most cases, portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a public market exists. In contrast to Special Situations, Distressed Strategies invest primarily in debt but also may maintain related equity exposure.

•
Merger Arbitrage
. Merger Arbitrage strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations in which no formal announcement is expected to occur. Opportunities are frequently presented in cross border and international transactions. Merger Arbitrage strategies typically invest over 75% of the portfolio in announced transactions over a given market cycle.

•
Private Issue/Regulation D
. Private Issue/Regulation D strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are primarily private and illiquid in nature. These most frequently involve realizing an investment premium for holding private obligations or securities for which a reasonably liquid market does not readily exist until such time as a catalyst occurs such as a new security issuance or emergence from bankruptcy proceedings. Managers employ fundamental valuation processes focused on asset coverage of securities of issuer firms, and would expect over a given market cycle to maintain greater than 50% of the portfolio in private securities, including Regulation D or private investments in public equity (“PIPE”) transactions.

•
Special Situations
. Special Situations strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off
or other catalyst oriented situation. These involve both announced transactions as well as situations in which no formal announcement is expected to occur. Managers employ an investment process focused broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate spin-offs, asset sales and other security issuances impacting an individual capital structure. Managers focus primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst.

•
Multi-Strategy
. Multi-Strategy Managers maintain positions in companies currently or prospectively involved in corporate transactions, including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security holdings can range from the most senior in the capital structure to the most junior or subordinated, and frequently involve derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company-specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure. Event Driven Multi-Strategy Managers typically do not maintain more than 50% exposure in any one Event Driven sub-strategy.

•
Relative Value
: Portfolio Funds that pursue a relative value strategy maintain positions where the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Portfolio Funds pursuing a relative value strategy employ a variety of fundamental and quantitative techniques. Portfolio holdings range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the Manager. Relative value positions may involve corporate transactions, but as opposed to Event Driven exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, instead of the outcome of the corporate transaction. Relative Value is further subdivided into eight sub-strategies:

•
Fixed Income—Asset Backed
. Fixed Income—Asset Backed includes strategies in which the investment thesis is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations other than those of a specific corporation. Managers employ an investment process designed to isolate attractive opportunities involving a variety of fixed income instruments specifically securitized by collateral commitments which frequently include single loans, portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment theses may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on the issuance and trends in collateralized fixed income instruments. In many cases, Managers hedge interest rate exposure in order to seek to isolate the risk of the position to strictly the yield disparity of the instrument relative to lower risk investments.

•
Fixed Income—Convertible Arbitrage
. Fixed Income—Convertible Arbitrage includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a convertible fixed income instrument. Managers employ an investment process designed to isolate attractive opportunities between the price of a convertible security and the price of a
non-convertible
security, typically of the same issuer. Convertible arbitrage positions maintain characteristic sensitivities to the credit quality of the issuer, implied and realized volatility of the underlying instruments, levels of interest rates and the valuation of the issuer’s equity securities, among other more general market and idiosyncratic sensitivities.

•
Fixed Income-Corporate
. Fixed Income—Corporate includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. Managers employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk free government bond. Fixed Income: Corporate strategies differ from Event Driven: Credit Arbitrage strategies in that the former typically involve more general market hedges which may vary in the degree to which they limit fixed income market exposure, while the latter typically involve arbitrage positions with little or no net credit market exposure, but are predicated on specific, anticipated idiosyncratic developments.

•
Fixed Income—Sovereign
. Fixed Income—Sovereign includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument. Managers employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple sovereign bonds or between a corporate and risk free government bond. Fixed Income Sovereign typically employ multiple investment processes including both quantitative and fundamental discretionary approaches and, relative to other Relative Value Arbitrage sub-strategies,
these have the most significant
top-down
macro influences. Managers that primarily employ a Fixed Income: Sovereign strategy would typically have a minimum of 50% exposure to global sovereign fixed income markets.

•
Volatility
. Volatility strategies trade volatility as an asset class, employing arbitrage, directional, market neutral or other types of strategies, and include exposures that can be long, short, neutral or variable to the direction of implied volatility. Directional volatility strategies maintain exposure to the direction of implied volatility of a particular asset or, more generally, to the trend of implied volatility in broader asset classes. Arbitrage strategies employ an investment process designed to isolate opportunities arising due to differences in price of multiple options or instruments with implied optionality. Volatility arbitrage positions typically maintain characteristic sensitivities to levels of implied and realized volatility, levels of interest rates and the valuation of an issuer’s equity securities, among other more general market and idiosyncratic sensitivities.

•
Yield Alternatives—Energy Infrastructure
. Yield Alternatives—Energy Infrastructure strategies employ an investment thesis which is predicated on the realization of a valuation differential between related instruments in which one or multiple components of the spread contains exposure to energy infrastructure. This is most typically achieved through investment in master limited partnerships (“MLPs”), utilities or companies engaged in power generation. Managers typically apply a fundamental approach to measure the existing relationship between instruments and identify positions in which the risk adjusted spread between those instruments represents an attractive opportunity for the Manager. In contrast to Equity Hedge strategies, the investment thesis is predicated on the yield differential realized from the securities as opposed to directional price appreciation of the securities, and strategies typically contain greater than 50% of portfolio exposure to energy infrastructure positions.

•
Yield Alternatives—Real Estate
. Yield Alternatives—Real Estate strategies employ an investment thesis which is predicated on the realization of a valuation differential between related instruments in which one or multiple components of the spread contains exposure to investment in real estate directly (commercial or residential) or indirectly through real estate investment trusts. Managers typically apply a fundamental approach to measure the existing relationship between instruments and identify positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the Manager. In contrast to Relative Value: Fixed Income, Yield Alternatives: Real Estate contains primarily non-fixed
income,
non-securitized
obligations, and strategies typically contain greater than 50% of portfolio exposure to real estate positions.

•
Multi-Strategy
. Multi-Strategy Managers employ an investment thesis predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments. Strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between those instruments represents an attractive opportunity for the Manager. In many cases these strategies may exist as distinct strategies or as related strategies. Multi-Strategy Portfolio Funds are not intended to provide broad-based market exposure, but are most frequently distinguished from others arbitrage strategies in that they expect to maintain >30% of portfolio exposure in two or more strategies meaningfully distinct from each other that are expected to respond to diverse market influences.

•
Macro
: Macro Portfolio Funds employ a broad range of strategies where the investment process is predicated on movements in underlying economic variables and the impact of these movements on equity, fixed income, hard currency and commodity markets. Macro Portfolio Funds employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long- and short-term holding periods. Although some strategies employ relative value techniques, macro strategies are distinct from relative value strategies in that the primary investment thesis is based on predicted future movements in the underlying instruments, rather than realization of a valuation discrepancy between securities. In a similar way, while both macro and equity hedge Managers may hold equity securities, the overriding investment thesis for macro strategies is predicated on the impact that movements in macroeconomic variables may have on security prices, as opposed to equity hedge, in which the fundamental characteristics of an issuer that are the most significant are integral to the investment thesis. Macro is further subdivided into ten sub-strategies:

•
Active Trading
. Active Trading strategies utilize active trading methods, typically with high frequency position turnover or leverage. Strategies may contain distinct, identifiable sub-strategies,
such as equity hedge or equity market neutral, or in some cases a number of sub-strategies
are blended together without the capacity for portfolio level disaggregation. Managers employ an investment process based on systematic, quantitative evaluation of macroeconomic variables in which the portfolio positioning is predicated on convergence of differentials between markets, not necessarily highly correlated with each other, but currently diverging from their historical levels of correlation. Managers focus on fundamental relationships across geographic areas and both inter and intra-asset classes, and typical holding periods are shorter than trend following or discretionary strategies. Diversified trading strategies are distinct in that trading strategies characteristically emphasize rapid market response to new information and high volume of turnover in liquid but frequently volatile and unstable market positions.

•
Commodity—Agriculture
. Commodity—Agriculture strategies are reliant on the evaluation of market data, relationships and influences as they pertain primarily to soft commodity markets focusing primarily on positions in grains (wheat, soybeans, corn, etc.) or livestock markets. The investment process can be predicated on fundamental, systematic or technical analysis, and Agriculture strategies typically invest in both emerging and developed markets. Commodity: Agriculture strategies typically would expect to have greater than 50% of the portfolio in dedicated agricultural exposure over a given market cycle.

•
Commodity—Energy
. Commodity—Energy strategies are reliant on the evaluation of market data, relationships and influences as they pertain primarily to energy commodity markets focusing primarily on positions in crude oil, natural gas and other petroleum products. Portfolio investment process can be predicated on fundamental, systematic or technical analysis, and strategies typically invest in both emerging and developed markets. Commodity: Energy strategies typically would expect to have greater than 50% of the portfolio in dedicated energy exposure over a given market cycle.

•
Commodity—Metals
. Commodity—Metals strategies are reliant on the evaluation of market data, relationships and influences as they pertain primarily to hard commodity markets focusing primarily on positions in metals (gold, silver, platinum, etc.). The investment process can be predicated on fundamental, systematic or technical analysis, and strategies typically invest in both emerging and developed markets. Commodity: Metals strategies typically would expect to have greater than 50% of the portfolio in dedicated metals exposure over a given market cycle.

•
Commodity—Multi
. Commodity—Multi strategies include both discretionary and systematic commodity strategies. Systematic commodity strategies have investment processes typically involving mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Managers employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, frequently with related ancillary exposure in commodity sensitive equities or other derivative instruments. Managers typically employ a quantitative process that focuses on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, strategies benefit most from an environment characterized by persistent, discernible trending behavior. Systematic commodity strategies typically would expect to have greater than 35% of the portfolio in dedicated commodity exposure over a given market cycle. Discretionary commodity strategies are reliant on the fundamental evaluation of market data, relationships and influences as they pertain primarily to commodity markets. Portfolio positions typically are predicated on the evolution of investment themes the Manager expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components. Managers also may trade actively in developed and emerging markets, and frequently employ spread trades to isolate a differential between instruments identified by the Manager to be inconsistent with expected values. Discretionary commodity strategies typically would expect to have greater than 35% of portfolio in dedicated commodity exposure over a given market cycle.

•
Currency—Discretionary
. Currency: Discretionary strategies are reliant on the fundamental evaluation of market data, relationships and influences as they pertain primarily to currency markets, including positions in global foreign exchange markets. Managers employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Portfolio positions typically are predicated on the evolution of investment themes the Manager expect to materialize over a relevant time frame, which in many cases contain contrarian or volatility focused components. Managers also may trade actively in developed and emerging markets, and frequently employ spread trades to isolate a differential between instruments identified by the Manager to be inconsistent with expected values. Discretionary currency strategies typically would expect to have greater than 35% of portfolio in dedicated currency exposure over a given market cycle.

•
Currency—Systematic
. Currency: Systematic strategies have investment processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Strategies which employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across currency assets classes, frequently with related ancillary exposure in sovereign fixed income. Managers typically employ a quantitative process that focuses on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, strategies benefit most from an environment characterized by persistent, discernable trending behavior. Systematic currency strategies typically would expect to have greater than 35% of portfolio in dedicated currency exposure over a given market cycle.

•
Discretionary Thematic
. Discretionary Thematic strategies are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. Managers employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Managers may trade actively in developed and emerging markets, and frequently employ spread trades to isolate a differential between instruments identified by the Manager to be inconsistent with expected values. Portfolio positions typically are predicated on the evolution of investment themes the Manager expects to materialize over a relevant time frame, which in many cases contain contrarian or volatility focused components.

•
Systematic Diversified
. Systematic Diversified strategies have investment processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Strategies which employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. Managers typically employ quantitative process which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, strategies benefit most from an environment characterized by persistent, discernable trending behavior. Systematic Diversified strategies typically would expect to have no greater than 35% of portfolio in either dedicated currency or commodity exposures over a given market cycle.

•
Multi-Strategy
. Multi-Strategy strategies employ components of both Discretionary and Systematic Macro strategies. Strategies frequently contain proprietary trading influences, and in some cases contain distinct, identifiable sub-strategies,
such as equity hedge or equity market neutral, or in some cases a number of sub-strategies
are blended together without the capacity for portfolio level disaggregation. Strategies employ an investment process that is predicated on a systematic, quantitative evaluation of macroeconomic variables, and portfolio positioning is predicated on the convergence of differentials between markets, not necessarily highly correlated with each other, but currently diverging from their historical levels of correlation. Managers focus on fundamental relationships across geographic areas and both inter and intra-asset classes, and typical holding periods are longer than trend following or discretionary strategies.

The Advisor may seek to identify and utilize new strategies and sub-strategies
that it believes may generate attractive long-term risk-adjusted returns, and may invest in Portfolio Funds utilizing any number of strategies. The foregoing list of strategies is not intended to be exhaustive and it is anticipated that the different types of strategies employed by the Managers will evolve over time. The Advisor will implement and incorporate new strategies or a combination of strategies in a manner it deems advisable from time to time.
Many Portfolio Funds may have exposure to more than one alternative investment strategy or may have characteristics of more than one alternative investment strategy. Accordingly, there is a wide degree of discretion in how a particular Portfolio Fund is categorized or in how its capital is allocated among alternative investment strategies in reports compiled by the Advisor. Decisions on how to most appropriately characterize a Portfolio Fund in terms of the particular strategy followed by that Portfolio Fund are made by the Advisor in its sole discretion.
The Advisor will take into account the Portfolio Funds’ liquidity in the context of the Fund’s overall portfolio and anticipated cash flows as a key element within the context of developing its investment portfolio. Furthermore, the Fund may be precluded from investing in certain Portfolio Funds due to its obligations or considerations under the 1940 Act or other laws, rules or regulations, and may be limited in the amount it can invest in the voting securities of Portfolio Funds. See “General Risks—Risks Relating to the Portfolio Funds—Limits on Investing in Portfolio Funds.”
Allocations to Portfolio Funds
The Advisor will utilize the knowledge and experience of HFS, a business unit representing the hedge fund solutions platform for BlackRock, Inc., the ultimate parent of the Advisor, in determining the Portfolio Funds in which the Fund will invest. The Advisor will assess Portfolio Funds to determine an appropriate mix of investment strategies, asset classes, sectors and styles given the prevailing economic and investment environment. The Advisor will allocate assets to Portfolio Funds based upon, among other things, quantitative techniques and risk management guidelines that seek to maintain what the Advisor believes is an appropriate level of diversification. The Fund, however, is a non-diversified
investment company under the 1940 Act, and thus, may concentrate its assets in fewer issuers than a fund that is organized as a “diversified” investment company under the 1940 Act. The Fund will seek to invest in Portfolio Funds that, in the aggregate, maintain exposure to a range of markets, national economies and the Portfolio Fund Strategies discussed above, as well as others. In addition to seeking what the Advisor believes is an appropriate level of diversification, the Advisor may focus on Portfolio Funds that emphasize certain Portfolio Fund Strategies that the Advisor believes are more likely to be profitable than others due to the Advisor’s assessment of prevailing market conditions. Based upon the number of available Portfolio Funds pursuing a given Portfolio Fund Strategy and the Advisor’s view of the investment potential and diversification benefits of such Portfolio Fund Strategy, certain of the Portfolio Funds selected by the Advisor may be allocated substantially larger portions of the Fund’s assets than other Portfolio Funds. The Advisor conducts periodic reviews of each Portfolio Fund and makes allocations and reallocations of assets based upon its evaluation of each Portfolio Fund’s strengths and weaknesses, changes in the investment strategies or capabilities of Portfolio Funds, changes in market conditions and performance. However, particularly with respect to Portfolio Funds with longer lock-up
periods, reallocation based on views developed subsequent to investment may be limited or not possible.
Each Portfolio Fund will generally be selected based upon its investment strategy and trading styles, organizational depth, risk management techniques/processes, longevity and other criteria. In allocating assets to Portfolio Funds, the Advisor determines which investment strategies should be included in the Fund’s investment portfolio (based on an evaluation of market conditions) and the amount of the Fund’s assets to be allocated to such strategies. The types of Portfolio Funds available for investment by the Fund are expected to vary considerably over time, and the expertise of the Advisor in identifying and exploiting new opportunities is expected to result in a continually evolving set of investment strategies.
Manager Selection
The Advisor may take into account a number of factors when considering a Manager’s ability to manage assets using a particular investment strategy or strategies, including: the length of the Manager’s experience in that strategy; qualitative judgments of the Manager’s organizational structure, professional depth and stability, internal controls and risk management and valuation procedures; the Manager’s capacity to manage assets in that strategy; and quantitative analysis of the Manager’s historical performance. The selection process and criteria or emphasis placed on any particular criteria will vary depending on the asset class. The Fund may allocate assets to more than one Portfolio Fund sponsored by the same Manager, such as in the event that a Manager sponsors Portfolio Funds in various asset classes or if an existing Portfolio Fund is no longer open or available for direct investment by the Fund but the Manager is sponsoring a successor Portfolio Fund with the same or similar strategy.
In the aggregate, the Fund’s exposure through Portfolio Funds is expected to be to a broad array of securities and other financial instruments, including publicly-traded equity and debt, private and restricted securities, distressed investments, commodities, real estate and mortgage-related securities, other asset-backed securities, and various derivative instruments thereon or related thereto, such as futures, swaps and options. Issuers may be located in any country, in both developed and emerging markets. Financial instruments are continuously evolving and, subject to the requirements of the 1940 Act, the Fund may participate in such investments. The Portfolio Funds may in some cases hedge currency risks.
The Advisor anticipates that the number and identity of Portfolio Funds will vary over time, at the Advisor’s discretion, as a result of allocations and reallocations among existing and new Portfolio Funds and the performance of each Portfolio Fund as compared to the performance of the other Portfolio Funds. The Advisor may select new Portfolio Funds, or redeem or withdraw from Portfolio Funds, at any time without prior notice to, or the consent of, shareholders of the Fund.
Additional Methods of Investing in Portfolio Funds
The Fund typically invests directly in a Portfolio Fund by purchasing an interest in such Portfolio Fund. There may be situations, however, where a Portfolio Fund is not open or available for direct investment by the Fund. Such an instance may arise, for example, where the Fund’s proposed allocation does not meet a Portfolio Fund’s investment minimum. In these instances, the Advisor may determine that an indirect investment is the most effective or efficient means of gaining exposure to a Portfolio Fund. If so determined, the Fund may invest in the Portfolio Fund indirectly by purchasing a structured note or entering into a swap or other contract paying a return approximately equal to the total return of the Portfolio Fund. In each case, a counterparty would agree to pay to the Fund a return determined by the return of the Portfolio Fund, in return for consideration paid by the Fund equivalent to the cost of purchasing an ownership interest in the Portfolio Fund. Indirect investment through a swap or similar contract in a Portfolio Fund carries with it the credit risk associated with the counterparty. Indirect investments generally are subject to transaction and other fees, which reduce the value of the Fund’s investment. There can be no assurance that the Fund’s indirect investment in a Portfolio Fund will have the same or similar results as a direct investment in the Portfolio Fund, and the Fund’s value may decrease as a result of such indirect investment. When the Fund makes an indirect investment in a Portfolio Fund by investing in a structured note, swap, or other contract intended to pay a return equal to the total return of such Portfolio Fund, such investment by the Fund may be subject to additional regulations. Alternatively, the Fund may seek to purchase an interest in a Portfolio Fund through a secondary market transaction involving an existing investor in such Portfolio Fund, although these acquisitions typically require consent of the general partner (or its equivalent) of the Portfolio Fund.
Indemnification
Investors in Portfolio Funds, such as the Fund, indemnify Portfolio Funds both directly and indirectly in connection with their investments. Investors in a Portfolio Fund generally indemnify the Portfolio Fund directly for breaches of the representations and warranties they make in the subscription agreement governing the terms of their investment in a Portfolio Fund. These representations and warranties are meant to help ensure ongoing Portfolio Fund compliance with the Securities Act of 1933 (the “1933 Act”) and the 1940 Act. Portfolio Fund general partners, Managers, directors, their affiliates and their respective owners, employees, officers and agents (“Covered Persons”), will generally not be liable to the Portfolio Fund or any investor in a Portfolio Fund for any act or omission taken, suffered or made by such Covered Person, except for certain specified conduct, which generally includes acts exhibiting bad faith, gross negligence or willful misfeasance (“Disabling Conduct”). Portfolio Funds will generally indemnify each Covered Person against all claims, damages, liabilities, costs and expenses, including legal fees, to which such Covered Person may be or become subject relating to or arising out of the activities of a Portfolio Fund, or otherwise relating to or arising out of the Portfolio Fund’s organizational documents that took place during the time such Covered Person was a director, officer, partner, member, manager, employee or shareholder of the Portfolio Fund, except to the extent that such claims, damages, liabilities, costs or expenses resulted from such person’s own Disabling Conduct. The investors in a Portfolio Fund ultimately bear the cost of such indemnification.
In general, an investor in a Portfolio Fund is directly liable to the Portfolio Fund for amounts owed pursuant to indemnification obligations in a subscription agreement. The potential liability pursuant to such indemnification may exceed an investor’s investment in a Portfolio Fund. For other matters, an investor in a Portfolio Fund, such as the Fund, solely by reason of being an investor in a Portfolio Fund, may be liable for debts and obligations of the Portfolio Fund only to the extent of its interest in the Portfolio Fund and its obligation to return funds wrongfully distributed to it. See “General Risks—Risks Related to Portfolio Funds—Indemnification of Portfolio Funds.”
Cash Strategies
As part of its normal operations, the Fund may hold cash, short-term debt securities and/or money market securities pending investments or when it expects to need cash to pay shareholders who tender their Shares. The Fund may also invest in such securities in order to seek to achieve its investment objective.
Some of the strategies that may be employed by the Fund utilize derivatives that typically require a derivatives buyer to hold collateral against changes in the value of such derivatives. This collateral is generally required to be held in cash or cash equivalents (e.g., short term Treasury bills). To the extent the Fund is holding cash, whether due to collateral requirements or cash flows from subscriptions and repurchases, it is expected to be invested in cash or “cash-plus” strategies (i.e., strategies that seek to enhance the return on cash assets with minimal increase in risk). These strategies may vary depending on the particular opportunities available in the market at that time.
It is possible that in extreme market conditions the Fund may temporarily invest a significant portion or all of its assets in cash, short-term debt securities and/or money market securities. The reason for acquiring such securities would be to seek to limit market losses. If market conditions improve, however, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

Strategic Transactions
The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter
put and call options on securities, swap contracts, financial futures, equity, fixed income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and swap contracts, including credit default swaps. The Fund may also purchase derivative instruments that combine features of these instruments or are developed from time to time. Additionally, the Fund may utilize short sales, margin and other techniques that may involve or be similar in effect to leverage. Collectively, all of the above are referred to as “Strategic Transactions.” The Fund may use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund’s portfolio, protect the value of the Fund’s portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund’s portfolio or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund may use Strategic Transactions to seek to enhance total return, although the Fund will commit variation margin for Strategic Transactions that involve futures contracts in accordance with the rules of the Commodity Futures Trading Commission (“CFTC”). Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. When the Fund uses Strategic Transactions as an investment instrument rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. Therefore, the Fund will be directly exposed to the risks of that derivative. While derivatives used for hedging purposes can reduce or eliminate losses, such use can also reduce or eliminate gains.
Under Rule
18f-4
under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
See “General Risks—Risks Related to Strategic Transactions—Rule
18f-4
Under the 1940 Act” below.
Securities Lending
The Fund may lend portfolio securities to certain borrowers determined to be creditworthy by the Advisor, including to borrowers affiliated with the Advisor. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. As a result of limitations under the 1940 Act and SEC staff guidance, no securities loan will be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third
of the value of the Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash
distributions paid on the loaned securities.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of the Advisor or in registered money market funds advised by the Advisor or their affiliates; such investments are subject to investment risk.
To the extent that the Fund engages in securities lending, the Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund as securities lending agent. To the extent that the Fund engages in securities lending, BlackRock Investment Management, LLC (“BIM”) acts as securities lending agent for the Fund, subject to the overall supervision of the Advisor, pursuant to a written agreement (the “Securities Lending Agency Agreement”). BIM administers the lending program in accordance with guidelines approved by the Board.
To the extent the Fund engages in securities lending, the Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BlackRock (the “collateral investment fees”); however, the securities lending agent has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees a Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee.
To the extent that the Fund invests cash collateral in a
non-government
money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the Fund will be subject to a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund’s returns on securities lending.
Under the securities lending program, the Fund is categorized into one of several specific asset classes. The determination of the Fund’s asset class category (fixed income, domestic equity, international equity, or fund of funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Fund and BIM.
Pursuant to the current securities lending agreement: (i) if the Fund were to engage in securities lending, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the current securities lending agreement, will receive for the remainder of that calendar year securities lending income as follows: (i) if the Fund were to engage in securities lending, 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
Borrowing by the Fund
Subject to limitations imposed by the 1940 Act, the Fund may borrow money from time to time. The Fund currently intends to limit borrowings to those made on a short-term basis to address mismatches between the inflows and outflows of capital to and from the Fund in connection with (i) repurchases of Shares of the Fund, (ii) the Fund’s investment activities (
i.e.
, bridge financing for portfolio management purposes) and (iii) the payment of fees, expenses and other obligations of the Fund in the ordinary course of business. All interest and other fees charged under any line of credit or other borrowing arrangements will be paid by the Fund. If the cash flows of the Fund are insufficient to meet required payments on a line of credit or other borrowing arrangements, the Fund could be forced to liquidate investments in Portfolio Funds at times or in amounts that are not advantageous to the Fund. See “—Credit Facility” below.
The Fund may, but does not currently intend to, borrow money for investment purposes or to generate levered returns. This practice is known as “leverage.” The use of borrowings for investment purposes involves a high degree of risk and no assurance can be made that the Fund’s leveraging strategy, if the Fund decides to use leverage, will be successful. If the Fund were to utilize leverage, it anticipates that the money borrowed for investment purposes will pay interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to shareholders.
There is no assurance that a leveraging strategy, if the Fund decides to utilize leverage, will be successful. Leverage involves risks and special considerations for shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to shareholders;

•	the risk that leverage in a declining market is likely to cause a greater decline in the NAV of Shares than if the Fund were not leveraged; and

•	the risk that leverage may increase operating costs, which may reduce total return.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies if the Fund were to utilize leverage. To the extent permitted by the Fund’s fundamental policy on borrowing (described below) and the 1940 Act, the Board may modify the Fund’s borrowing policies, including the purposes of borrowings, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal may be senior to those of the shareholders.
Under the 1940 Act, the Fund is not permitted to issue senior securities if, immediately after the issuance of such senior securities, the Fund would have an asset coverage ratio (as defined in the 1940 Act) of less than 300% with respect to senior securities representing indebtedness (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of assets) or less than 200% with respect to senior securities representing preferred stock (i.e., for every dollar in liquidation preference of preferred stock outstanding, the Fund is required to have two dollars of assets). The 1940 Act also provides that, with certain exceptions, the Fund may not declare distributions, or purchase Shares (including through tender offers) if, immediately after doing so, it will have an asset coverage ratio of less than 300% or 200%, as applicable. Under the 1940 Act, certain short-term borrowings (such as, for the purpose of meeting repurchase requests, for bridge financing of investments in Portfolio Funds or for cash management purposes) are not subject to these limitations if (i) repaid within 60 days, (ii) not extended or renewed, and (iii) not in excess of 5% of the total assets of the Fund. These prohibitions with respect to senior securities generally do not apply to Portfolio Funds that are not registered under the 1940 Act.
While the Fund does not currently intend to borrow money for investment purposes, Portfolio Funds in which the Fund invests will likely do so. The use of leverage by the Fund or the Portfolio Funds can substantially increase the adverse impact of investment risks to which the Fund’s investment portfolio may be subject. See “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”
Credit Facility
The Fund has entered into a credit agreement (the “Credit Agreement”) with Bank of America, N.A. (the “Lender”) that established a credit facility (the “Facility”) which the Fund intends to use to finance its repurchases of Shares and to bridge financing of investments in Portfolio Funds pending the acceptance of investor subscription funds and for other short-term purposes such as payment of fees, expenses and other obligations of the Fund in the ordinary course of business. Under the Credit Agreement, the Lender has agreed to provide advances to the Fund upon request in an aggregate principal amount not to exceed $10 million. Borrowings under the Facility accrue interest at an agreed upon rate, and the Fund pays a commitment fee on the unused portion of the Facility.
The Credit Agreement contains provisions customarily found in credit agreements for similar financings, including, among other things, a right to require that all outstanding amounts and all interest thereon are repaid during an event of default, and indemnification of the Lender against liabilities it may incur in connection with the Facility. The Credit Agreement also contains customary covenants that, among other things, (a) limit the Fund’s ability to incur additional debt, change the general nature of its general investment policies, or engage in certain transactions, including mergers and consolidations, and (b) have the effect of limiting the Fund’s ability to pay distributions in certain circumstances, except that the Fund is permitted to make distributions to its shareholders as needed to (i) maintain its status as a “regulated investment company” for U.S. federal income tax purpose, subject to no default, and (ii) conduct quarterly repurchase offers for Shares subject to (x) no default and (y) compliance with the maximum exposure and risk ratio permitted under the Facility.
The Fund’s borrowings under the Facility are secured by substantially all of the Fund’s assets, including the Fund’s interests in Portfolio Funds. If the Fund were to fail to meet its obligations under the Facility and an event of default were to occur, the Lender would be entitled, in its sole discretion and without regard to the Fund’s investment objective, to liquidate the assets pledged as security. This could have a material adverse effect on the Fund and returns to shareholders. Furthermore, in selecting assets for liquidation, the Lender typically will sell the most liquid assets, which could result in the remaining portfolio of assets being less diverse in terms of investment strategies, number of Managers or Portfolio Funds, liquidity or other investment considerations than would otherwise be the case.
There can be no assurance that the Facility will not in the future be replaced or refinanced by one or more credit facilities having substantially different terms, by the issuance of preferred shares or debt securities or by the use of other forms of leverage. Any credit facility and leverage used by the Fund is separate from any credit facility or leverage used by Portfolio Funds, which may be substantial. See “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”
Additional Investment Policies
Investment Restrictions
The investment objective of the Fund is not a fundamental policy and may be changed without a shareholder vote provided that shareholders will be given written notice of such change no later than concurrently with the Fund’s next tender offer. The Fund has, however, adopted certain fundamental investment restrictions which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the vote, at a meeting of shareholders, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.
In applying the investment restrictions and other policies described in this Prospectus, the Fund will not (except as noted below) “look through” to the investments and trading activity of the Portfolio Funds, which may not be managed in accordance with the Fund’s investment restrictions or policies. In addition, if a percentage guideline, restriction or policy described herein is met at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets (including, for example, changes as a result of fluctuations in the value of the Fund’s portfolio securities, the liquidation of portfolio securities to fulfill repurchase requests (which the Board, in its sole discretion, authorized) or the payment of expenses) or resulting from corporate actions such as a reorganization, merger, liquidation or otherwise, unless otherwise stated in this Prospectus, will not constitute a deviation from the guideline, restriction or policy, and the Fund is not required to sell securities due to subsequent changes in the value of securities it owns or such corporate actions. Under the Fund’s fundamental investment restrictions, the Fund (unless otherwise stated) may not:

1.
Concentrate its investments in a particular industry, as that term is used in the 1940 Act. For purposes of this investment restriction, neither the Fund’s investments in Portfolio Funds generally nor its investments in Portfolio Funds following the same general strategy are deemed to be investments in a single industry.

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities to the extent such issuance would violate the 1940 Act.

4.
Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments (including interests in Portfolio Funds).

5.	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.

6.
Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, and the Fund may invest in Portfolio Funds that invest in commodities, contracts on commodities and commodity-linked securities.

7.	Make loans to the extent prohibited by the 1940 Act.
Notations Regarding the Fund’s Fundamental Investment Restrictions
. The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; tax exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to fundamental investment restriction (1), the Fund will consider the information made available to it with respect to a Portfolio Fund for purposes of determining compliance with investment restrictions (1) above. With respect to the Fund’s industry classifications, the Fund may utilize any one or more of the industry sub-classifications
used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Advisor. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the 1940 Act, including the rules and regulations thereunder, generally prohibits the Fund from borrowing money (other than certain temporary borrowings) unless immediately after the borrowing the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33 1/3% of the Fund’s total net assets, including assets attributable to such leverage). Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with Rule
18f-4
under the 1940 Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule
18f-4
under the 1940 Act with respect to such transactions. Under the 1940 Act, the Fund may not issue senior securities representing stock unless immediately after such issuance the value of the Fund’s total net assets is at least 200% of the liquidation value of the Fund’s outstanding senior securities representing stock, plus the aggregate amount of any senior securities representing indebtedness (effectively limiting the use of leverage through senior securities to 50% of the Fund’s total net assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, the asset coverage tests described above are satisfied after giving effect to such dividend or distribution. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the 1940 Act does not prohibit the Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause the Fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the 1940 Act does not prohibit the Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third
of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
The Fund may use Strategic Transactions including, but not limited to, short sales, purchasing securities on margin and the writing of put and call options. The Fund does not intend to limit the percentage amounts of assets to be devoted to such activities, except insofar as such percentage amounts may be limited by the Fund’s other investment policies and restrictions described in this Prospectus. Under Rule
18f-4
under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
See “General Risks—Risks Related to Strategic Transactions—Rule
18f-4
Under the 1940 Act” below. See “Investment Strategies—Strategic Transactions” and “Borrowing by the Fund” above.
Investments in
Non-Voting
Securities
The Fund intends to purchase
non-voting
securities in Portfolio Funds, or otherwise waive some or all of its rights to vote its securities in Portfolio Funds, where the Fund believes it is necessary or advisable to do so in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions. The Fund does not intend to own 5% or more of the voting securities of any Portfolio Fund.
The Advisor will generally invest on behalf of the Fund and other clients of the Advisor or its affiliates (“Other Accounts”) in the voting securities of a Portfolio Fund until the aggregate holdings of the Fund and the Other Accounts in a Portfolio Fund reach a pre-determined
threshold below 5% of the Portfolio Fund’s outstanding voting securities (within the meaning of the 1940 Act). Upon reaching this pre-determined
threshold, the Advisor will consider whether to seek to convert the holdings of the Fund and all Other Accounts in such Portfolio Fund from voting securities to non-voting
securities, to waive some or all of its rights to vote its securities, or to limit future purchases by the Fund and Other Accounts to non-voting
securities, though the Advisor may also determine to invest on behalf of the Fund and Other Accounts in non-voting
securities prior to reaching this
pre-determined
threshold or in the first instance. The Advisor will allocate the purchase or other acquisition of voting and non-voting
securities in a manner that is fair and equitable to all clients. Any waiver may be undertaken as an irrevocable contractual agreement to automatically waive or limit the Fund’s and the Other Accounts’ ability to vote with regard to the election or removal of Portfolio Fund directors, or rights deemed to be the equivalent thereof under applicable SEC staff interpretations of the term “voting security.”
The Fund believes that this approach will allow the Fund to manage its investment program in accordance with the Fund’s investment objective, policies and restrictions without limitation due to potential affiliated person status resulting from the holding of voting securities of Portfolio Funds.

Risk Factors [Table Text Block]
General Risks
The Fund’s investment program entails risk. There can be no assurance that the investment objective of the Fund or those of the Portfolio Funds in which the Fund invests will be achieved or that their investment programs will be successful. Certain risks associated with an investment in the Fund are set forth below.
Risks Related to the Fund
Non-Diversified
Status
. The Fund is a
“non-diversified”
investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of the Fund’s assets that may be invested in the securities of any one issuer. Although the Advisor follows a general policy of seeking to spread the Fund’s capital among multiple Portfolio Funds, the Advisor may depart from such policy from time to time and one or more Portfolio Funds may be allocated a relatively large percentage of the Fund’s assets. As a consequence of a large investment in a particular Portfolio Fund, losses suffered by such Portfolio Fund could result in a larger reduction in the Fund’s NAV than if such capital had been more proportionately allocated among a larger number of Portfolio Funds.
Decision-Making Authority
. Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, who in turn, has delegated the day-to-day
management of the Fund’s investment activities to the Advisor, subject to oversight by the Board.
Reliance on the Advisor Risk
. The success of the Fund is dependent on the expertise of the Advisor and its ability to select Portfolio Funds managed by successful Managers. There can be no assurance that the Advisor will be successful in doing so. In addition, the Advisor is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Fund. If the Advisor is removed, resigns or otherwise no longer serves as the investment adviser of the Fund, a large number of the Fund’s investments in Portfolio Funds may be required to be liquidated or such Portfolio Funds may otherwise become unavailable to the Fund, which may have an adverse impact on the Fund’s investment performance.
Management Risk
. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor and the Fund’s portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Manager Selection Risk
. The Fund’s ability to achieve its investment objective depends upon the Advisor’s skill in determining the Fund’s allocation among Portfolio Funds and in selecting the best mix of Managers. The value of your investment may decrease if the Advisor’s judgment about the attractiveness, value or market trends affecting a particular Manager or Portfolio Fund Strategy is incorrect. The various Portfolio Fund Strategies may not always be complementary, which could adversely affect the performance of the Fund.

Reliance on Service Providers Risk
. The Fund relies upon the performance of service providers to perform various functions. In particular, the Advisor, the Administrator and the Custodian and their respective delegates, if any, perform services that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.
Information Technology Systems Risk
. The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor and the Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund and Portfolio Funds. Information technology systems are also used to trade in the underlying investments of the Portfolio Funds. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s or a Manager’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Fund.
Misconduct of Employees and of Service Providers
. Misconduct or misrepresentations by employees of the Advisor, Managers or service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund or Portfolio Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s or a Portfolio Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.
Failure to Qualify as a RIC or Satisfy Distribution Requirement
. To qualify for and maintain RIC qualification under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet the following annual distribution, source-of-income
and asset diversification requirements.

•
The annual distribution requirement for a RIC will be satisfied if the Fund distributes to shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•
The
source-of-income
requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•
The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these diversification requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because substantially all of the Fund’s investments will be in Portfolio Funds, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

For the purpose of satisfying certain of the requirements for qualification as a RIC, the Fund may be required to “look through” to the character of the income, assets and investments held by certain Portfolio Funds in which the Fund has acquired an interest that are classified as partnerships for U.S. federal income tax purposes. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Portfolio Funds in which the Fund can acquire an interest. Furthermore, although the Fund expects to receive information from each Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.
If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
Even if the Fund meets all necessary requirements to maintain its RIC tax treatment, including the 90% distribution requirement described above, the Fund may still be subject to a 4% nondeductible U.S. federal excise tax on certain of its undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year
period ending October 31 in that calendar year and (3) any income recognized, but not distributed, in preceding years. The Fund will not be subject to excise taxes on amounts on which it is required to pay corporate income taxes (such as retained net capital gains).
Risks Related to the Fund’s Investments in PFICs
.
The Fund anticipates that a significant portion of the Portfolio Funds in which it invests will be treated as “passive foreign investment companies” (“PFICs”) for U.S. federal income tax purposes. The Fund will be subject to certain risks associated with its strategy of investing in PFICs. For example, the special rules governing PFICs will generally require the Fund to recognize taxable income without a corresponding receipt of cash. Since the Fund will recognize taxable income without a corresponding receipt of cash by reason of investing in PFICs, the Fund will have greater difficulty satisfying its annual distribution requirements in order to qualify for taxation as a RIC. Even if the Fund remains qualified as a RIC, it will be subject to corporate level income and excise taxes on taxable income (and gain), including taxable income without a corresponding receipt of cash, that the Fund does not distribute to holders of its Shares. Although the Fund intends to borrow funds or to redeem a sufficient amount of its investments in PFICs to meet the distribution requirements to maintain its qualification as a RIC and minimize U.S. federal income and excise taxes, no assurance can be given in this regard.
The Fund may, to the extent possible under certain circumstances, elect to treat a PFIC as a qualified electing fund (a “QEF”), which would result in the Fund’s recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, regardless of whether the PFIC makes a distribution to the Fund.
To the extent the Fund cannot elect QEF treatment or to the extent such treatment is not optimal, the Fund may elect to “mark to market” shares that it holds in PFICs at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year over their adjusted basis. Any mark-to-market
losses the Fund recognizes with respect to its investments in PFICs will be treated as ordinary losses. Any loss from the Fund’s actual sale of PFIC shares with respect to which the Fund has made a mark-to-market
election will be treated as ordinary loss to the extent of any net (i.e., unreversed)
mark-to-market
gains included in the Fund’s gross income for prior taxable years with respect to such PFIC shares, and the balance of such loss (if any) will generally be treated as a capital loss. The Fund, however, would not likely get the benefit of any such capital loss unless it had capital gains from other sources, such as from PFICs subject to QEF treatment, as a capital loss can only be used to offset a capital gain. The Fund will not be able to use a capital loss against income from PFICs subject to the PFIC mark-to-market
rules, because such PFICs do not generate any capital gains. Although a RIC is permitted to carry forward a net capital loss, a RIC is not permitted to carry forward a net operating loss. Accordingly, to the extent any mark-to-market
PFIC losses, including losses from the Fund’s actual sales of PFIC shares, create or increase a net operating loss of the Fund for a given taxable year, the Fund will not realize any tax benefit from such PFIC losses because the Fund will not be allowed to carry forward such PFIC losses to offset taxable income in future taxable years. In addition, the Fund will be required to reduce its adjusted tax basis in its PFIC shares by the amount of mark-to-market
PFIC losses even if the Fund realizes no tax benefit from such mark-to-market
PFIC losses, which would be the case if such
mark-to-market
PFIC losses create or increase a net operating loss of the Fund. In this situation, the Fund’s future gross income will be increased (or its future loss will be decreased) by reason of any reduction of the Fund’s adjusted tax basis in its PFIC shares for such unusable mark-to-market
PFIC losses. Thus, unusable
mark-to-market
PFIC losses and unusable losses from the Fund’s actual sales of PFIC shares produce the adverse tax result of double taxation to the Fund and thus holders of its Shares.
For a more complete description of these and other tax considerations, see “Certain U.S. Federal Income Tax Considerations” below.
Legal, Tax and Regulatory Risks
. Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund.
The regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund or a Portfolio Fund to pursue its investment objectives or strategies. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Portfolio Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Managers or the Advisor in order to seek to obtain higher returns. The Portfolio Funds may be established in jurisdictions where no or limited supervision is exercised on such Portfolio Funds by regulators. In such jurisdictions, investor protection may be less efficient than if supervision were exercised by a regulator. If regulators were to adopt leverage limitations for hedge funds, these funds may not be able to earn the same returns they earned in the past.
The current presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify
macroeconomic and political risks with potentially
far-reaching
implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.
Operational Risk
and Technology Risks
.
The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning, which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.

Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Recent advances in artificial intelligence and machine learning technology pose risks to the Fund and its portfolio investments. These advancements could harm the Fund and its portfolio investments by reducing the demand for both the technology and software offerings of the Fund’s portfolio investments. Additionally, these advancements could significantly disrupt the Fund’s portfolio investments and subject them to increased competition, which could have a material adverse effect on business, financial condition, and results of operations. Artificial intelligence and machine learning technology advancements, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets.
The Fund and its portfolio investments could be exposed to the risks of artificial intelligence and machine learning technology if third-party service providers or any counterparties, whether or not known to the Fund, also use artificial intelligence and machine learning technology in their business activities. The Fund and its service providers may not be in a position to control the use of artificial intelligence and machine learning technology in third-party products or services.
Use of artificial intelligence and machine learning technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party artificial intelligence and machine learning technology applications and users.
Independent of its context of use, artificial intelligence and machine learning technology is generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into the models that artificial intelligence and machine learning technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error, or could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of artificial intelligence and machine learning technology. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. To the extent that the Fund or its portfolio investments are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.
Regulations related to artificial intelligence and machine learning technology could also impose certain obligations and costs related to monitoring and compliance. For example, in April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, in 2024, the EU adopted the Artificial Intelligence Act, which applies to certain artificial intelligence and machine learning technology and the data used to train, test, and deploy them, which may create additional compliance burdens, higher administrative costs, and significant penalties should the Fund, the adviser, or the Fund’s portfolio investments fail to comply.

Artificial intelligence and machine learning technology and its applications, including in the investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. The full extent of current or future risks related thereto is not possible to predict, and the Fund may not be able to anticipate, prevent, mitigate, or remediate all of the potential risks, challenges, or impacts of such changes.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Regulation as a Commodity Pool
. The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. Due to the Fund’s and Portfolio Funds’ potential use of CFTC Derivatives above the prescribed levels, the Fund will be considered a “commodity pool” under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor has registered as a “commodity pool operator” and is subject to CFTC regulations in respect of the Fund. Compliance with the CFTC’s regulatory requirements could increase the Fund’s expenses, adversely affecting the Fund’s total return.
Risks Associated with Recent Market Events
. In 2022 and 2023, the Federal Reserve raised interest rates eleven times as part of its efforts to address rising inflation. Certain foreign central banks similarly tightened monetary policy during this period. Beginning in September 2024, the Federal Reserve began lowering interest rates, cutting the federal funds rate six times through December 2025. The Federal Reserve held the federal funds rate steady in the first quarter of 2026, though further rate changes may occur depending on economic conditions, including the pace of inflation and the state of the labor market. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors, including trade policy, fiscal policy and geopolitical developments, could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets, which could negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.
In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.
Regulation and Government Intervention Risk
. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Portfolio Funds invest in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio Funds and/or the Fund is regulated. Such legislation or regulation could limit or preclude a Portfolio Fund’s and/or the Fund’s ability to achieve its investment objectives.
The 1940 Act Regulations
. The Fund is a registered
closed-end
investment company and as such is subject to regulations under the 1940 Act. Generally speaking, any contract or provision thereof that is made in violation of the 1940 Act or any rule or regulation thereunder, or where performance involves a violation of the 1940 Act or any rule or regulation thereunder, is unenforceable by either party unless a court finds otherwise.
Significant Financial Intermediaries
. To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Fund. To the extent that such financial intermediary exercises collective influence over such investors’ decisions to request repurchase of Shares, the Fund may make larger tender offers than would otherwise be the case. Substantial acceptance of the Fund’s offers to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the performance of the Fund and the value of the Shares.
Similarly, if such financial intermediaries exercise collective influence over such investors’ voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the investment adviser to the Fund. If effected, such changes could have a material adverse effect on the performance of the Fund and the value of the Shares.
Securities Lending Risk
. The Fund may lend securities to financial institutions. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Advisor, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Additionally, substitute payments received by the Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non-corporate
shareholders provided certain other requirements are satisfied. The securities lending agent will take into account the tax effects on shareholders caused by these differences in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt
securities loaned out will generally not be
tax-exempt
income.
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable upon lender default, to bank borrowers. The Fund may provide additional protections to bank borrowers, where permitted pursuant to the Fund’s investment policies and if BlackRock believes doing so is in the best interest of the Fund.
Counterparty Arrangements
. In selecting counterparties to transactions in which the Fund will engage, including but not limited to, currency hedging transactions and borrowings under lines of credit it may have in place, the Advisor has the authority to and will consider a variety of factors in addition to the price associated with such transactions. Considerations may include, but are not limited to: (a) the ability of the counterparty to (i) provide other products and services, (ii) accept certain types of collateral and provide multiple products or services linked to such collateral or (iii) execute transactions efficiently and (b) the counterparty’s facilities, reliability and financial responsibility. If the Advisor determines that the counterparty’s transaction costs are reasonable overall, the Fund may incur higher transaction costs than it would have paid had another counterparty been used. The Advisor will periodically re-evaluate
its assessment of the selected counterparty. Subject to any applicable regulatory frameworks and the terms of the Fund’s governing documents, counterparties to such transactions may be affiliates of, or service providers to, the Fund or the Advisor, and thus such transactions may be subject to a number of potential conflicts of interest.
ERISA Matters
. Many pension and profit sharing plans, IRAs and other
tax-advantaged
retirement funds are subject to provisions of the Code, ERISA or both, which may be relevant to a decision whether such an investor should invest in the Fund. There may, for example, be issues regarding whether such an investment is “prudent” or whether it results in “prohibited transactions.” Legal counsel should be consulted by such an investor before investing in the Fund.
Anti-Takeover Provisions in the Agreement and Declaration of Trust
. The Fund’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. In the unlikely event that Shares of the Fund were listed on a national securities exchange, these provisions could deprive the shareholders of opportunities to sell their Shares at a premium over NAV.
Environmental, Social and Governance (“ESG”) Integration
. Although the Fund does not seek to implement a specific sustainability objective, strategy or process unless disclosed in this Prospectus, Fund management will consider ESG factors as part of the investment process for the Fund. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Fund’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment.
Certain of these considerations may affect the Fund’s exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Special Purpose Acquisition Companies
.
The Fund may invest in stock, warrants, rights and other interests issued by special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities, including the “founder’s” shares and warrants described below. A SPAC is a publicly traded company that raises investment capital via an IPO for the purpose of identifying and acquiring one or more operating businesses or assets. In connection with forming a SPAC, the SPAC’s sponsors acquire “founder’s” shares, generally for nominal consideration, and warrants that will result in the sponsors owning a specified percentage (typically 20%) of the SPAC’s outstanding common stock upon completion of the IPO. At the time a SPAC conducts an IPO, it has selected a management team but has not yet identified a specific acquisition opportunity. Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established
period of time, the invested funds are returned to the SPAC’s public shareholders, the warrants expire, and the “founder’s” shares and such warrants become worthless. Because SPACs and similar entities are in essence “blank check” companies without operating histories or ongoing business operations (other than identifying and pursuing acquisitions), the potential for the long term capital appreciation of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Fund invests will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may ultimately lead to an increase in the volatility of their prices following the acquisition. In addition, some of these securities may be considered illiquid and/or subject to restrictions on resale.
Risks Related to an Investment in the Shares
General
. An investment in the Shares carries the risk of loss of capital. An investment in the Shares represents an indirect investment in the Portfolio Fund interests owned by the Fund, and the value of these interests, and in turn, the Shares, will move up or down, sometimes rapidly and unpredictably. Shareholders may receive back less than the value of their initial investment or could even lose all of their investment.
Illiquidity of Shares
. The Fund has been established as a
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end
funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities, while a closed-end
fund, such as the Fund, may invest all or all or substantially all of its assets in illiquid investments (as is the Fund’s investment practice). The Advisor believes that investment opportunities exist in the market for Portfolio Funds, which are generally illiquid.
Shareholders will have no right to have their Shares redeemed or repurchased by the Fund at any time. The Fund is not an “interval fund” within the meaning of Rule
23c-3
under the 1940 Act. While the Fund expects to offer to repurchase Shares from shareholders from time to time, no assurance can be given that these repurchases will occur as scheduled or at all because repurchases, including the amounts thereof, will be conducted at the sole discretion of the Board. The Fund may be less likely to conduct tender offers during periods of exceptional market conditions or when Portfolio Funds suspend redemptions. Accordingly, there may be years in which no tender offer is made and shareholders may be unable to realize their investment at NAV or at all.
No Market Currently Exists for the Shares
. The Shares are not and will not be listed on any national securities exchange, and the Fund does not anticipate that a secondary market will develop for the Shares. None of the Fund, the Advisor, the Distributor or the financial intermediaries intends to make a market in the Shares, and the Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the substantial risks involved in investing in the Fund. The Fund is not an appropriate investment for investors who desire the ability to reduce their investment to cash on a timely basis.
Repurchases of Shares; Liquidation Scenarios
. The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. There can be no assurance that the Board will authorize any tender offers and, as a result, there can be no assurance that shareholders will be provided with any liquidity in respect of their investment in the Fund. Moreover, the Fund may tender for fewer Shares than investors may wish to sell, resulting in the proration of investor repurchases. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the substantial risks involved in investing in the Fund. The Fund is not an appropriate investment for investors who desire the ability to reduce their investment to cash on a timely basis.
There will be a substantial period of time between the date as of which shareholders must accept the Fund’s offer to repurchase their Shares and the date such shareholders can expect to receive payment for their Shares from the Fund. During this period investors will be subject to the risk that the Fund becomes unable to meet its obligations. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that the Fund accepts such Shares for repurchase and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to accept the Fund’s offer to repurchase its Shares without the benefit of having current information regarding the value of the Shares on a date proximate to the date on which the Shares are valued by the Fund for purposes of effecting such repurchases. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect investors who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. Payment for repurchased Shares in the Fund may require the liquidation of investments in Portfolio Funds earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the ability of the Fund to conduct future tender offers and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, shareholders who choose not to tender into one of the Fund’s repurchase offers will hold investments in a Fund whose portfolio may become increasingly illiquid, particularly in a situation where the Fund experiences net repurchases (i.e., repurchases exceed subscriptions). As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, resulting in losses to the Fund and its shareholders. See “—Risks Related to Portfolio Funds—Portfolio Valuation”, below.
Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the ability of the Fund to conduct future tender offers and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, shareholders who choose not to tender into one of the Fund’s repurchase offers will hold investments in a Fund whose portfolio may become increasingly illiquid, particularly in a situation where the Fund experiences net repurchases (i.e., repurchases exceed subscriptions). As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, resulting in losses to the Fund and its shareholders. See “—Risks Related to Portfolio Funds—Portfolio Valuation”, below.
In a scenario where the Fund’s portfolio is becoming increasingly illiquid, the Board may determine not to make repurchase offers and/or may determine that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Pursuant to the Fund’s Agreement and Declaration of Trust, the dissolution of the Fund requires the affirmative vote of at least 80% of the Fund’s Trustees. If the Board were to vote to dissolve and liquidate the Fund in such a scenario, the Fund’s portfolio would likely be substantially illiquid and the Advisor would not likely be able to liquidate the Fund’s remaining assets in a short period of time. Rather, the Fund’s assets would likely be liquidated over an extended period of time, which could amount to several years or longer and, during such a liquidation period, shareholders remaining in the Fund—i.e., shareholders who had not tendered their Shares for repurchase prior to the Board’s determination to suspend tender offers and/or dissolve the Fund—would be subject to, among other risks, (i) the risk that these remaining assets may fluctuate in value prior to their ultimate disposition, (ii) the risk that the Fund may not realize what it believes to be the optimal value for such assets upon their disposition, (iii) the risk that the Fund may be forced to dispose of assets at a loss or may not be able to realize any significant profit from the investment position, and (iv) the risk that the Fund may lose the entire value of an investment upon its disposition. Additionally, the Fund may choose to hold its remaining assets in a liquidating trust or other similar vehicle, and the value of such assets would further be reduced by any expenses incurred by such liquidating trust. Moreover, it is likely that any assets remaining in the Fund or a liquidating trust (or similar vehicle) after an initial round of liquidation will be substantially illiquid and subject to transfer restrictions that may, among other things, require the Fund or the liquidating trust to hold such assets for an indefinite period of time. In such a liquidation scenario (including during any prior period in which the Board does not conduct periodic tender offers), Shares will be entirely illiquid, and shareholders should expect to have to bear the risks of having invested in the Fund for an indefinite period of time, should not expect to receive cash liquidating distributions within any set period of time or on a regular basis, and should not expect to realize the full NAV per Share of the Fund on the date the Board determines to not approve a tender offer or to dissolve the Fund.
Distributions
In-Kind
. The Fund has the right to distribute securities as payment for repurchased Shares in certain limited circumstances, including where the Fund receives an in-kind
distribution from Portfolio Funds of transferable securities that the Fund cannot liquidate itself prior to making the distribution. In the event that the Fund makes such an in-kind
distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Subscription Risk
. An investor will become a shareholder of the Fund as of the first Business Day of a calendar month (the “Subscription Date”). The Fund, however, will accept an investor’s subscription at least four Business Days prior to the applicable Subscription Date (the “Funding Deadline”). The investor will not become a shareholder of the Fund and will have no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust until the Subscription Date. An investor will only become a shareholder of the Fund, and begin to participate in the Fund’s returns, on the Subscription Date. The number of Shares to be received by a shareholder in respect of any subscription will be based on the NAV of a Share determined as of the close of business on the last Business Day of the calendar month preceding the Subscription Date in respect of such subscription. An investor’s subscription amount will be credited to the Fund’s account on the day on which the Funding Deadline occurs, although the number of Shares denominating the subscription amount may not be determined until approximately 30 calendar days after the Subscription Date in respect of such subscription. Between the time the Fund accepts an investor’s subscription on the day on which the Funding Deadline occurs, and the Subscription Date when the investor becomes a shareholder of the Fund, such investor will not participate in the Fund’s returns and will be treated as a general unsecured creditor of the Fund with respect to the applicable subscription amount.
Effect of Additional Subscriptions
. The Fund will accept additional subscriptions for Shares, and such subscriptions will dilute the interest of existing shareholders in the Fund’s investment portfolio, which could have an adverse impact on the value of existing shareholders’ Shares.
Effect of Liquidation on Investment Objective
. If the Fund is in the process of a complete liquidation pursuant to its Agreement and Declaration of Trust, in order to effect an orderly liquidation of the Fund’s assets, the Fund may not comply with the investment objective described in this Prospectus during liquidation. The Fund would not expect, and will not be required, to comply with the investment guidelines described in this Prospectus during any such liquidation. In addition, the timing of liquidating distributions will be based in large part on the Fund’s ability to withdraw from Portfolio Funds. Since certain Portfolio Funds may impose significant restrictions on withdrawal (including without limitation, minimum holding periods, infrequent withdrawal dates, holdbacks, gates and the segregation of assets by the Portfolio Funds through the use of side-pockets), and other Portfolio Funds may have suspended, delayed or otherwise limited redemptions, investors may not receive final liquidating distributions for a significant period of time following a determination to wind up the Fund, potentially several years or longer. During such time, the investors will continue to be exposed to the risks associated with holding Shares in the Fund and the value of the Shares remaining outstanding will continue to fluctuate with the value of the Portfolio Funds. In addition to liquidation of the Fund, the risks described above will also apply if the Advisor determines, in its sole discretion, to cease the Fund’s operations, and the Fund compulsorily repurchases all investors’ Shares.

Investment in the Fund is Not Suitable for All Investors
. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than extremely limited liquidity in this investment. An investor could incur substantial, or even total, losses on an investment in the Fund. The Shares are suitable only for persons willing to accept this high level of risk and limited liquidity.
Inflation Risk
. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on those Shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to shareholders. Inflation risk may also affect the real value of the Fund’s investments in Portfolio Funds. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.
Deflation Risk
. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Risks of Investing in Other Investment Companies
. Subject to the restrictions of the 1940 Act and the rules thereunder, the Fund may invest in other investments companies, including exchange-traded funds (“ETF”). The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses. Holders of Shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies, including ETFs, may also be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. Investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than those employed by the Advisor. Portfolio Funds may also invest in other investment companies and are subject to the same types of risks.
ETFs are generally not actively managed and may be affected by a general decline in market segments relating to the underlying index. An ETF typically invests in securities included in, or representative of, the underlying index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
Risks Related to the Investment Strategies of the Portfolio Funds
This section discusses risks relating to the types of investment strategies that are expected to be utilized by the Portfolio Funds. It is possible that Portfolio Funds will use an investment strategy that is not described below, and any such investment will be subject to its own particular risks.
The Investment Program is Speculative and Entails Substantial Risks
. All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s and/or the Portfolio Funds’ investment objectives will be achieved or that the performance of the Fund and/or the Portfolio Funds will be positive over any period of time. Many of the Portfolio Funds may use leverage, engage in short sales and derivative transactions, maintain concentrated portfolios, invest in illiquid securities or pursue other speculative and risky strategies. The Fund may experience significant losses from investing in Portfolio Funds that use such strategies.
Investment Decisions
. The Fund intends to allocate substantially all of its investable capital to Portfolio Funds and, in general and subject to the ability of the Fund and the Advisor to reallocate such capital, neither the Fund nor the Advisor will have management discretion in respect of such capital for so long as it is allocated to Portfolio Funds.
The Strategies Used by the Managers May Fail to Deliver the Desired Returns
. The Managers will, among other things, utilize specialized investment strategies, follow allocation methodologies, apply investment models and assumptions, and enter into other strategies intended, among other things, to affect the Portfolio Fund’s (and, therefore, the Fund’s) performance, while targeting risk levels. There can be no assurance that the Managers will succeed in achieving any goal related to these practices. The Managers may be unable or may choose in their judgment not to seek to achieve these goals. Consequently, you could lose all or substantially all of your investment in the Fund.

Equity Hedge Strategies Risk
. Certain Portfolio Funds selected by the Fund may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on the Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Long/short equity Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long/short equity Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.
Event-Driven Strategies Risk
. A Portfolio Fund may invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the Manager to make predictions about the likelihood that an event will occur and the impact such event will have on the value of the Portfolio Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the cost to the Portfolio Fund of the investment in respect of which such distribution was made.
Relative Value Strategies Risk
. The use of relative value strategies by Portfolio Funds involves exposure to various market risks, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock of the same underlying firm. Many Portfolio Funds pursuing relative value strategies employ limited directional strategies which expose such Portfolio Funds to market risk. Relative value investing requires Managers to make predictions about the directional movements of a market and the pricing inefficiencies with respect to certain securities. There is no guarantee that such predictions will be accurate or that a relative value strategy will be successful.
Macro Strategies Risk
. The success of a global macro investment strategy depends upon the Manager’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that a Portfolio Fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying a Portfolio Fund’s positions fail to be borne out in developments expected by the Manager, the Portfolio Fund may incur losses, which could be substantial.
Leverage Risk
. The Managers, on behalf of Portfolio Funds, may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin, dollar roll transactions and “uncovered” reverse repurchase agreements and other techniques that may involve or be similar in effect to leverage in their investment programs. Such investment techniques can substantially increase the adverse impact of investment risks to which a Portfolio Fund’s investment portfolio may be subject.
Leverage is a speculative technique that exposes the Portfolio Funds to greater risk and increased costs than if it were not implemented. Increases and/or decreases in the value of a Portfolio Fund’s investment portfolio will be magnified when leverage is used. When one or more means of achieving leveraged exposure to underlying financial assets are used in combination, the total degree of leverage employed may subject the market value of the investments held by a Portfolio Fund to high volatility, rapid diminution and/or loss.
The cumulative effect of the use of leverage in a market that moves adversely to the investments of a Portfolio Fund or in the event portfolio investments experience credit quality deterioration could result in a substantial loss to a Portfolio Fund, which could be substantially greater than if the Portfolio Fund were not leveraged. In addition, the maturity of a portfolio investment may be longer than the term of the loan used to finance such portfolio investment, which could require refinancing or disposing of such portfolio investment on unfavorable terms. The use of leverage will also magnify investment, market and certain other risks.

In the event that a Portfolio Fund’s equity or debt instruments decline in value, the Portfolio Fund could be subject to a “margin call” or “collateral call,” under which the Portfolio Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to pay off its borrowings. The Portfolio Fund would also have to pay interest on any borrowings, which may reduce the returns of the Portfolio Fund. This interest expense may be greater than the return on the underlying investment. A Portfolio Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. A Portfolio Fund’s leveraging strategy may not be successful.
Market Risk
. The Portfolio Funds are exposed to market risk. Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable. From time to time, multiple markets could move together against the Portfolio Funds’ investments, which could result in significant losses. Such movement would have a material adverse effect on the performance of the Portfolio Funds (and, therefore, the Fund). The Managers have no ability to control such market conditions.
General economic and market conditions, such as currency and interest rate fluctuations, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, currency exchange controls and national and international conflicts or political circumstances, as well as natural disasters, may affect the price level, volatility and liquidity of securities. Economic and market conditions of this nature could result in significant losses for the Portfolio Funds, which would have a material adverse effect on the performance of the Portfolio Funds (and, therefore, the Fund).
Real Estate Risk
. The Fund may be exposed to real estate risk through its investments in Portfolio Funds that invest in real estate investment trusts (“REITs”) and other real estate companies. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were generally depressed. Residential mortgage delinquencies and foreclosures increased over this period and led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. In addition, the commercial real estate sector in the United States was under pressure with prices generally depressed as well. Accompanying instability in the credit markets adversely affected, and could adversely affect in the future, the price at which REITs and real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market during the investment period, thereby reducing a Portfolio Fund’s investment opportunities. Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to Portfolio Funds (and thus the value of the Fund’s investment in that Portfolio Fund) and reduce the value of the underlying properties.
REITs and other real estate companies are subject to risks associated with the ownership, operation and management of real estate and real estate-related assets, including terrorist attacks, war or other acts that destroy real property, the risk of casualty or condemnation loss, difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates (in addition to market risks, as described above and elsewhere in this Prospectus). Some REITs and other real estate companies may invest in, or own operate or manage, a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or other real estate company could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT or other real estate company holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.
Securities issued by private partnerships investing in real estate may be more illiquid than securities issued by REITs and other investment funds generally because the partnerships’ underlying real estate investments may tend to be less liquid than other types of investments. The Managers of such partnerships often do not provide their investors with the right to redeem their investments in the Portfolio Fund, thus the investors only gain liquidity in their investments through the distribution of rental income and the ultimate liquidation or sale of real estate assets held by the Portfolio Fund.
Private Equity Investments and Private Company Risks
. Private equity investments, which include private investments in public equity (previously defined as “PIPE”) and other private equity transactions, and which are distinct from investments in private equity funds, involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which a Portfolio Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such companies may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. The Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed.
With respect to PIPE transactions, PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE securities may be deemed illiquid.
Risks Associated with Private Company Investments
. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Managers may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Portfolio Funds invest. There is risk that the Portfolio Funds may invest on the basis of incomplete or inaccurate information, which may adversely affect a Portfolio Fund’s (and, therefore, the Fund’s) investment performance. Private companies in which the Portfolio Funds may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. Private companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. In addition, the Portfolio Funds’ investments also may be structured as pay-in-kind
securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives.
Securities issued by private companies are typically illiquid. If there is no readily available trading market for privately issued securities, a Portfolio Fund may not be able to readily dispose of such investments at prices that approximate those at which the Portfolio Fund could sell them if they were more widely traded. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio Funds’ private investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts a Portfolio Fund may realize on any dispositions of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Portfolio Funds’ investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Portfolio Funds’ other investments. A Portfolio Fund’s (and, therefore, the Fund’s) NAV could be adversely affected if the Portfolio Fund’s determinations regarding the fair value of its investments were materially higher than the values that the Portfolio Fund ultimately realizes upon the disposal of such investments.
Arbitrage Transactions
. Portfolio Funds in which the Fund invests may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer, or cash tender offer which the Portfolio Fund determines is probable, and substantially above the prices at which such securities traded immediately prior to announcement of the merger, exchange offer, or cash tender offer. If the proposed transaction is delayed or appears likely not to be consummated or in fact is not consummated, the market price of the security to be tendered or exchanged may be expected to decline sharply, which would result in a loss to the Portfolio Fund (and, therefore, the Fund). In addition, if a Manager determines that the offer is likely to be increased, either by the original bidder or by another party, the Portfolio Fund may purchase securities above the offer price, subjecting such purchases to a high degree of risk.
The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including opposition by the management or shareholders of the target company, private litigation or litigation involving regulatory agencies, and approval or non-action of
regulatory agencies. The likelihood of occurrence of these and other factors can be very difficult to evaluate.
Proxy Contests and Unfriendly Transactions
. Portfolio Funds in which the Fund invests may purchase securities of a company which is the subject of a proxy contest in the expectation that new management will be able to improve the company’s performance or effect a sale or liquidation of its assets so that the price of the company’s securities will increase. If the incumbent management of the company is not defeated or if new management is unable to improve the company’s performance or sell or liquidate the company, the market price of the company’s securities will typically fall, which may cause the Portfolio Fund (and, therefore, the Fund) to suffer a loss. In addition, where an acquisition or restructuring transaction or proxy fight is opposed by the subject company’s management, the transaction often becomes the subject of litigation. Such litigation involves substantial uncertainties and may impose substantial cost and expense on a Portfolio Fund participating in the transaction.
Project Finance Investments
. Certain Portfolio Funds may make investments in securities issued to finance the development of infrastructure in the U.S. and outside of the U.S., including, for example, highways, airports, water and sewerage facilities, and energy distribution and telecommunication networks, schools, universities, hospitals, public housing and prisons. Investments in infrastructure are highly regulated and a failure by a Portfolio Fund to comply with all applicable regulations may result in a substantial loss on investment. Some infrastructure projects may be in unstable political environments, which could impact the efficiency of an operation or prevent the continued operation of an asset in extreme circumstances. Although the liquidity of infrastructure investments varies by project, the market for these assets is generally not liquid and a Portfolio Fund may not be able to readily liquidate an investment. There are varying levels of liability and liability protection incorporated in infrastructure investments. Governmental liability shields may not transfer to new operators.
Natural Resources Risks
. The Fund may invest in Portfolio Funds making investments in natural resources, including those focused on the energy sector and timber, agricultural land, food, precious metals, mining or other similar sectors. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. In addition to general commodities risk, the Fund may also be subject to various risks associated with the investments in natural resources. For example, the energy companies in which the Portfolio Funds may invest may be substantially dependent on prevailing prices for oil and natural gas. Prices for oil and gas are subject to wide fluctuation in response to relatively minor changes in supply of and demand for oil and gas, market uncertainty and a variety of additional factors that are beyond the control of the companies in this industry. Geopolitical conflicts, sanctions, military actions or instability in or around oil-
and
gas-producing
regions, including any actual or threatened disruption of shipping lanes, ports, pipelines, refineries or other energy infrastructure, may exacerbate volatility in oil and natural gas prices and adversely affect production, transportation and other energy supply chains. Such developments could materially and adversely affect companies and other investments with exposure to the natural resources sector and, as a result, the investment performance of the Portfolio Funds and the Fund. A substantial and prolonged decline in oil and gas prices could have a material adverse effect on the energy investments which the Portfolio Funds will make. These energy companies are also subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, down hole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. Moreover, the oil and gas industry is subject to extensive regulation under a wide range of U.S. federal and state statutes, rules, orders and regulations and such statutes, rules, orders and/or regulations may have a significant adverse impact on the financial condition of the portfolio investment, and ultimately on the Portfolio Funds and the Fund.
The U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks, cyberattacks, or other intentional or malicious acts. Furthermore, accidents involving energy assets can give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of companies operating in the energy/natural resources sector, as well as heightened regulation and corresponding increases in costs related to such regulation. Companies operating in this sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ financial conditions and ability to pay distributions to shareholders.
Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product
of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Portfolio Funds may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are produced by companies in which the Portfolio Funds may invest.
The regulation of greenhouse gas emissions and other matters relating to climate change under the Clean Air Act and other U.S. federal and state, local and foreign laws is subject to ongoing legislative, regulatory and judicial developments. Although the Supreme Court has held that greenhouse gases fall within the Clean Air Act’s definition of “air pollutant” in the context of new motor vehicles, subsequent Supreme Court decisions have constrained agency reliance on broadly worded statutory provisions for climate-related regulation and have required courts to exercise independent judgment in determining whether an agency has acted within its statutory authority. In addition, the Environmental Protection Agency (“EPA”) has rescinded its 2009 greenhouse gas endangerment finding and repealed federal greenhouse gas emission standards for light-, medium- and heavy-duty on-highway
vehicles and engines, and such actions may be subject to further administrative action, judicial review or legislative developments. These and future measures could reduce demand for fuels that generate greenhouse gases, affect permitting, operations or compliance obligations, increase costs or otherwise adversely affect companies in which the Portfolio Funds may invest, which may adversely affect the investment performance of the Fund.
For those Portfolio Funds that may invest in timber, agricultural land, mining or other similar sectors, other risks apply. For example, the timber business is large and competitive. The timberland companies in which the Portfolio Funds may invest will compete with a number of large, well-financed regional and international forest products companies experienced in all aspects of forestry, as well as the manufacturing and marketing of wood products. In many instances, these competitors will have more experience in the geographic regions than the management teams of the timberland companies in which the Portfolio Funds have invested. In addition, other risks associated with such investments include the cyclical nature of timberlands values, long-term source of supply contracts, environmental, endangered species and forestry regulations, losses of timber from fire and other causes not insured and governmental and environmental regulation.
The types of regulations described above can change over time in both scope and intensity, may have adverse effects on natural resources investments and may be implemented in unforeseen manners on an “emergency” basis in response to catastrophes or other events. Natural resources companies may be subject to further increased environmental regulations and liability for environmental contamination, which may be enacted in response to various events or disasters involving one or more natural resources companies.

Proactive Investing Risk
. In those cases where the Manager takes a more proactive role with respect to an investment in a company, there is a risk that the Manager’s intended strategy for that company may not achieve or fully achieve the desired outcome, and the value of the investment in the company’s securities may not be protected or enhanced as anticipated. Moreover, there may be instances (such as when a representative of or a Manager serves on the board of directors of a company) when a Portfolio Fund will be restricted in transacting in or redeeming a particular investment as a result of, among other things, legal restrictions on transactions by company directors or affiliates.
Control Positions
. Portfolio Funds may take control positions in a portfolio company. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adverse to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.
General Derivatives Risk
. Certain of the strategies that the Managers may utilize involve the use of derivatives. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among others, individual securities, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments that a Portfolio Fund may use include, but are not limited to, options contracts, futures contracts, options on futures contracts and swap agreements. A Portfolio Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investments in securities and other more traditional investments. Whether a Portfolio Fund’s use of derivatives is successful will depend on, among other things, the Managers’ ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require a Portfolio Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Portfolio Fund can realize on an investment or may cause a Portfolio Fund to hold a security that it might otherwise sell. In addition, the derivatives market is largely unregulated. It is possible that developments in the derivatives market could adversely affect a Portfolio Fund’s ability to successfully use derivative instruments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, issuer risk, credit risk, leveraging risk, counterparty risk, management risk and, if applicable, smaller company risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, derivatives contracts have a high degree of price variability and are subject to occasional rapid and substantial changes in value.
Derivatives transactions (such as futures contracts and options thereon, options and swaps) may subject a Portfolio Fund to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the reference assets or unexpected price or interest rate movements. The Portfolio Funds also are subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Portfolio Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Portfolio Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Portfolio Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Derivatives involve investment exposure that may exceed their original cost, and a small investment in derivatives could result in a potentially unlimited loss to the Portfolio Fund under certain circumstances.
A Portfolio Fund may enter into debt-related derivatives instruments including credit default swap contracts and interest rate swaps. Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by the Managers not only of the referenced asset, rate or index, but also of the swap itself. Because they are two-party
contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid, increasing interest rate risk, market risk and counterparty credit risk. The Portfolio Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value and are highly susceptible to liquidity and credit risk. A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Portfolio Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Portfolio Fund would receive no benefit from the contract. As the seller in a credit default swap, the Portfolio Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of a credit event with respect to the issuer of the referenced debt obligation. Credit default swaps can be used as a substitute for purchasing or selling a fixed income security and sometimes are preferable to actually purchasing the security. A purchaser of a credit default swap is subject to counterparty risk. For additional information on derivatives and their risks, please see “General Risks—Risks Related to Strategic Transactions.” To the extent Portfolio Funds make use of derivative instruments, they (and indirectly the Fund) would generally be subject to the same risks described above.
Commodities Risk
. The Fund may seek to invest in Portfolio Funds that engage in commodity futures trading. The commodity markets can be highly volatile, and it is impossible to predict with certainty their future directions or trends. In addition, the commodities markets may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. Should certain events or conditions cause commodities, or certain kinds of commodities, to fall out of favor, it is possible that forced selling, investor flight and general fear in the market could result in periods of pronounced illiquidity and severely depressed prices which could cause a Portfolio Fund, and therefore the Fund, to realize substantial losses. In addition, a Portfolio Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, a Portfolio Fund (and therefore the Fund) may be more susceptible to risks associated with those sectors. The prices of certain commodities in these sectors have experienced recent significant price increases, in some cases approaching or exceeding historic highs. Price reductions or corrections in these markets could negatively impact the investment performance of a Portfolio Fund, and therefore the Fund. See “General Risks—Risks Related to Strategic Transactions” for additional information.
Short-Selling
. Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. If the price of the security sold short increases between the time of the short sale and the time a Portfolio Fund replaces the borrowed security, the Portfolio Fund will incur a loss; conversely, if the price declines, the Portfolio Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Portfolio Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although a Portfolio Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.
Short-selling necessarily involves certain additional risks. If the short seller does not own the securities sold short (an uncovered short sale), however, the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss. Uncovered short sales expose the Portfolio Funds to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by a Portfolio Fund in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a “short squeeze” can occur, and a Portfolio Fund may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.
The SEC has previously temporarily banned short selling in the stocks of numerous financial services companies in response to instances of spreading turmoil in the financial markets, and has also promulgated new disclosure requirements with respect to short positions held by investment managers in response to such incidents. Should similar restrictions and/or additional disclosure requirements be promulgated, especially if market turmoil occurs, a Portfolio Fund may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of a Portfolio Fund to execute its investment strategies generally.
Common Stock
. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by a Portfolio Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Portfolio Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Fixed Income Securities
. Investment in fixed income securities may offer opportunities for income and capital appreciation, and may also be used for temporary defensive purposes and to maintain liquidity. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include, among other securities: bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or by a foreign government; municipal bonds and securities related to municipal bonds; mortgage backed securities (“MBS”) and asset backed securities (“ABS”). These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s or a guarantor’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk). In addition, MBS and ABS may also be subject to call risk and extension risk. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (i.e., call risk) or lengthen (i.e., extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by car loans.
Investments in fixed income securities are also subject to the following risks described below:

•
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of a Portfolio Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of a Portfolio Fund’s investments will not affect interest income derived from instruments already owned by a Portfolio Fund, but will be reflected in a Portfolio Fund’s NAV. A Portfolio Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Managers. To the extent a Portfolio Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Portfolio Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Portfolio Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. government securities. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

A Portfolio Fund’s use of leverage will tend to increase the Portfolio Fund’s interest rate risk. A Portfolio Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Portfolio Fund and adjusting the Portfolio Fund’s exposure to interest rate risk. The Portfolio Funds are not required to hedge their exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by a Portfolio Fund to reduce interest rate risk will be successful or that any hedges that the Portfolio Fund may establish will perfectly correlate with movements in interest rates.
A Portfolio Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general or if there is a cap on the interest rate that can be paid. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. A Portfolio Fund may also invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent a Portfolio Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of a Portfolio Fund.

•
Issuer Risk
. The value of fixed income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.

•
Credit Risk
. Credit risk is the risk that one or more fixed income securities in a Portfolio Fund’s portfolio will decline in price or fail to make timely payments of interest or principal when due, or otherwise honor their obligations, because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent a Portfolio Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. See “Low Credit Quality Securities,” below. In addition, to the extent a Portfolio Fund uses credit derivatives to sell credit protection to its counterparty, such use will expose it to additional risk of the occurrence of a credit event in respect of the bonds underlying the derivatives. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•
Prepayment Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing a Portfolio Fund to reinvest in lower yielding securities, resulting in a possible decline in a Portfolio Fund’s income and distributions to investors. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by a Portfolio Fund, prepayment risk may be enhanced.

•
Reinvestment Risk
. Reinvestment risk is the risk that income from a Portfolio Fund’s portfolio will decline if the Portfolio Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Portfolio Fund portfolio’s current earnings rate.

•
Duration and Maturity Risk
. The Portfolio Funds often have no set policy regarding portfolio maturity or duration. The Managers may seek to adjust a Portfolio Fund’s portfolio’s duration or maturity based on their assessment of current and projected market conditions and all factors that the Managers deem relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of a Portfolio

Fund’s portfolio generally will be made based on all pertinent market factors at any given time. A Portfolio Fund may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Managers’ assessment of current and projected market conditions will be correct or that any strategy to adjust a portfolio’s duration or maturity will be successful at any given time. Generally speaking, the longer the duration of a Portfolio Fund’s portfolio, the more exposure a Portfolio Fund will have to the interest rate risks described above.

•
Spread Risk
. Credit spread refers to the difference in interest rates between higher quality and lower quality debt securities, with credit spreads tending to be wider for lower quality securities.
Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer. In addition, credit spreads in general, or for a particular quality of securities, may widen due to the anticipation of deteriorating economic conditions, with widening tending to be greater for lower grade securities. A widening of spread for a security generally will result in a reduction in the market value of the security.

Low Credit Quality Securities
. The Portfolio Funds may invest in particularly risky investments that may also offer the potential for correspondingly high returns. As a result, a Portfolio Fund may lose all or substantially all of its investment in any particular instance, which would have an adverse effect on the performance of the Fund and the returns to shareholders. In addition, there typically is no minimum credit standard which is a prerequisite to a Portfolio Fund’s acquisition of any security, and the debt securities in which a Portfolio Fund is permitted to invest may be less than investment grade (rated Ba/BB or below, or unrated but judged to be of comparable quality by the Manager) and may be considered to be “high yield” or “junk” bonds. Securities in the non-investment
grade categories are subject to greater risk of loss of principal and interest than higher rated securities and may be considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They may also be considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic and specific industry conditions. Adverse publicity and negative investor perception about these lower-rated securities, whether or not based on an analysis of the fundamentals with respect to the relevant issuers, may contribute to a decrease in the value and liquidity of such securities. In addition, because investors generally perceive that there are greater risks associated with non-investment
grade securities, the yields and prices of such securities may fluctuate more than those for higher-rated securities. The market for non-investment
grade securities may be smaller and less active than that for higher-rated securities, which may adversely affect the prices at which these securities can be sold. In addition, the Portfolio Funds may invest in debt securities which may be unrated by a recognized credit rating agency which are subject to greater risk of loss of principal and interest than higher-rated debt securities.
Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See “—Risks Related to the Fund—Risks Associated with Recent Market Events.”
The prices of fixed income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, periods of low interest rates may expand the historical universe of buyers of lower grade securities as traditional investment grade oriented investors may accept more risk in order to maintain income. If rates rise, those entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations.

Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that a Portfolio Fund invests in lower grade securities that have not been rated by a rating agency, the Portfolio Fund’s ability to achieve its investment objective will be more dependent on the Manager’s credit analysis than would be the case when the Portfolio Fund invests in rated securities.
A Portfolio Fund may invest in securities rated in the lower rating categories (rated Caa1/CCC+ or below, or unrated but judged to be of comparable quality by the Manager). For these securities, the risks associated with below investment grade instruments are more pronounced. A Portfolio Fund may, subject to its investment policies, purchase stressed or distressed securities, including securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. See “Distressed Securities,” below.
Securities in which a Portfolio Fund may invest may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by all or substantially all of the issuer’s assets. Moreover, a Portfolio Fund may invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness. A Portfolio Fund may therefore be subject to credit, liquidity and interest rate risks. In addition, evaluating credit risk for debt securities involves uncertainty because credit rating agencies throughout the world have different standards, making comparison across countries difficult. Also, the market for credit spreads is often inefficient and illiquid, making it difficult to hedge such risk or to calculate accurately discounting spreads for valuing financial instruments.
Distressed Securities
. The Portfolio Funds may invest in securities of issuers in weak financial condition, experiencing poor operating results, having substantial financial needs or negative net worth, facing special competitive or product obsolescence problems, or issuers that are involved in bankruptcy or reorganization proceedings. Investments of this type involve substantial financial and business risks that can result in substantial or total losses. A Portfolio Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. Such investments also face the risk of the effects of applicable federal and state bankruptcy laws. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio Funds may lose their entire investment or may be required to accept cash or securities with a value less than its original investment. The market prices of such securities are also subject to abrupt and erratic market movements and above average price volatility and the spread between the bid and offer prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value. Such securities are also more likely to be subject to trading restrictions or suspensions. It is anticipated that some of the portfolio securities held by a Portfolio Fund may not be widely traded, and that the Portfolio Funds’ position in such securities may be substantial in relation to the market for those securities. The Managers’ judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.
Debtor-In-Possession
(“DIP”) Financing Risk
. A Portfolio Fund’s participation in DIP financings is subject to risks. DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code and must be approved by the bankruptcy court. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. There is a risk that the borrower will not emerge from Chapter 11 bankruptcy proceedings and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, a Portfolio Fund’s only recourse will be against the property securing the DIP financing.
U.S. Government Securities Risk
. U.S. government debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. government securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. government debt to AA+ from AAA. The downgrade by

S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers, the Portfolio Funds and the Fund. The Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s or a Portfolio Fund’s portfolio. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment
could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Foreign Sovereign Debt Risk
. Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt may also be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Portfolio Funds may have limited legal recourse in the event of a default because, among other reasons, remedies must be pursued in the courts of the defaulting party. In addition, political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and a Portfolio Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of a Portfolio Fund. The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Portfolio Fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt.
Senior Loans Risk
. Senior loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. A Portfolio Fund’s investments in senior loans would typically be expected to be below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with senior loans are similar to the risks of below investment grade fixed income securities, although senior loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in senior loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.
There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is generally no minimum rating or other independent evaluation of a borrower or its securities limiting a Portfolio Fund’s investments, and the Managers rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Portfolio Funds are particularly dependent on the analytical abilities of the Managers.
A Portfolio Fund may invest in senior loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to a Portfolio Fund, and such defaults could reduce the Portfolio Fund’s net asset value and income distributions.

An economic downturn generally leads to a higher
non-payment
rate and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
No active trading market may exist for certain senior loans, which may impair the ability of a Portfolio Fund to realize full value in the event of the need to sell a senior loan and may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans, meaning that a Portfolio Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid securities are also difficult to value.
Although the senior loans in which a Portfolio Fund may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, a Portfolio Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized or under-collateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including a Portfolio Fund. Such court action could under certain circumstances include invalidation of senior loans.
Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Portfolio Funds may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements, it may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Managers, do not represent fair value. If a Portfolio Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price a Portfolio Fund could receive for the senior loan may be adversely affected.
Investments in senior loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, a Portfolio Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.
Second Lien Loans Risk
. Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Second lien loans share the same risks as other below investment grade securities.
Mezzanine Investments Risk
. The Portfolio Funds may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans may also include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Risks of Loan Assignments and Participations
. The Portfolio Funds may acquire loan assignments or participations. As the purchaser of an assignment, a Portfolio Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Portfolio Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Portfolio Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. A Portfolio Fund may be required to pass along to a purchaser that buys a loan from the Portfolio Fund by way of assignment a portion of any fees to which the Portfolio Fund is entitled under the loan.
A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In connection with purchasing participations, a Portfolio Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Portfolio Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Portfolio Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower.
Bank Loans
. A Portfolio Fund may acquire direct interests or participations in privately held loans from banks, insurance companies, financial institutions, or other lenders, as well as claims held by trade or other creditors, and may originate these types of loans. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal.
Non-payment
would result in a reduction of income to a Portfolio Fund and a reduction in the value of the investments experiencing non-payment.
The liquidation of collateral securing a loan may not satisfy a borrower’s obligation in the event of non-payment,
and such collateral may not be readily liquidated. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of a borrower’s bankruptcy. Additional bankruptcy risks include delays or limitations on realizing the benefits of the collateral or subordination or invalidation of the loans. Some or all of the bank loans held by a Portfolio Fund may not be secured by any collateral, and such bank loans entail greater risk than secured bank loans. To the extent that a Portfolio Fund holds an investment in a bank loan acquired from another lender, the Portfolio Fund may be subject to certain credit risks with respect to that lender. In addition, because these investments are not registered and no public market for them exists, they typically are less liquid than publicly traded securities.
Reference Rate Replacement Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as the Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Interbank Average Rate (“SONIA”), and other similar types of reference rates (“Reference Rates”). The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of a Reference Rate could have an adverse impact on the market for, or value of, any instruments (including debt instruments and certain derivative instruments) or payments linked to those Reference Rates. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or net asset value.

In addition, interest rates or other types of rates and indices which are classified as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union (“EU”) regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom (“UK”) law by virtue of the EU (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Insolvency Considerations with Respect to Issuers of Indebtedness
. Various laws enacted for the protection of creditors may apply to indebtedness in which a Portfolio Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which a Portfolio Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which a Portfolio Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on indebtedness are avoidable, whether as fraudulent conveyances or preferences, such payments can be recaptured from the Portfolio Fund to which such payments were made.
The Fund does not anticipate that the Portfolio Funds in which it invests will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or equitable subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Portfolio Funds may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Portfolio Funds to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against a Portfolio Fund.
Indebtedness consisting of obligations of
non-U.S.
issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non-sovereign
or a sovereign entity.
Mortgage Related Securities Risk
. Investing in mortgage-backed securities (“MBS”) entails various risks. MBS represent an interest in a pool of mortgages. The risks associated with MBS include: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect issuing vehicles and the return to investors in such MBS); whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end,
under what terms (including maturity of the MBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such MBS; risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment risk, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. In addition, a Portfolio Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Portfolio Fund to additional risk.
When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. During such periods, the reinvestment of prepayment proceeds by a Portfolio Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, lengthening the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed-income securities. Moreover, the relationship between borrower prepayments and changes in interest rates may mean some high-yielding mortgage related and other asset-backed securities have less potential for increases in value if market interest rates were to fall than conventional bonds with comparable maturities.
In general, losses on a mortgaged property securing a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, then by the holder of a mezzanine loan or
B-Note,
if any, then by the “first loss” subordinated security holder (generally, the
“B-Piece”
buyer) and then by the holder of a higher rated security. A Portfolio Fund could invest in any class of security included in a securitization. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit, mezzanine loans or
B-Notes,
and any classes of securities junior to those in which a Portfolio Fund invests, the Portfolio Fund will not be able to recover all of its investment in the MBS it purchases. MBS in which a Portfolio Fund invests may not contain reserve funds, letters of credit, mezzanine loans and/or junior classes of securities. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments.
MBS generally are classified as either residential mortgage-backed securities (“RMBS”) or commercial mortgage-backed securities (“CMBS”), each of which are subject to certain specific risks as further described below.

•
RMBS Risks
. RMBS are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate.
Non-agency
residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan secured by residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

•
Agency RMBS Risks
. MBS issued by the Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) are guaranteed as to timely payment of principal and interest by FNMA or FHLMC, but are not backed by the full faith and credit of the U.S. Government. In 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its MBS. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into an agreement with each of FNMA and FHLMC that contains various covenants that severely limit each enterprise’s operations. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. In the event that FHFA, as conservator of, or if it is later appointed as receiver for, FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor. In the event of repudiation, the payments of interest to holders of FNMA or FHLMC MBS would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such MBS are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such MBS holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. In addition, certain rights provided to holders of MBS issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC MBS may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such MBS have the right to replace FNMA or FHLMC as trustee if the requisite percentage of MBS holders consent. The Reform Act prevents MBS holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.
A 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development set forth a plan to reform America’s housing finance market, which would reduce the role of and eventually eliminate FNMA and FHLMC, and identified proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC. The impact of such reforms on the markets for MBS is currently unknown. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact FNMA, FHLMC and the Federal Home Loan Banks, and the values of their related securities or obligations.

•
RMBS Legal Risks
. Legal risks associated with RMBS can arise as a result of the procedures followed in connection with the origination of the mortgage loans or the servicing thereof, which may be subject to various federal and state laws (including, without limitation, predatory lending laws), public policies and principles of equity that regulate interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and debt collection practices and may limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it or subject the servicer to damages and sanctions. Specifically, provisions of federal predatory lending laws, such as the federal
Truth-in-Lending
Act (as supplemented by the Home Ownership and Equity Protection Act of 1994) and Regulation Z, and various recently enacted state predatory lending laws provide that a purchaser or assignee of specified types of residential mortgage loans (including an issuer of RMBS) may be held liable for violations by the originator of such mortgage loans. Under such assignee liability provisions, a borrower is generally given the right to assert against a purchaser of its mortgage loan any affirmative claims and defenses to payment that such borrower could assert against the originator of the loan or, where applicable, the home improvement contractor that arranged the loan. Liability under such assignee liability provisions could, therefore, result in a disruption of cash flows allocated to the holders of RMBS where either the issuer of such RMBS is liable for damages or is unable to enforce payment by the borrower.

In most but not all cases, the amount recoverable against a purchaser or assignee under such assignee liability provisions is limited to amounts previously paid and still owed by the borrower. Moreover, sellers of residential mortgage loans to an issuer of RMBS typically represent that the loans have been originated in accordance with all applicable laws and in the event such representation is breached, the seller typically must repurchase the offending loan. Notwithstanding these protections, an issuer of RMBS may be exposed to an unquantifiable amount of potential assignee liability because, first, the amount of potential assignee liability under certain predatory lending laws is unclear and has yet to be litigated, and, second, in the event a predatory lending law does not prohibit class action lawsuits, it is possible that an issuer of RMBS could be liable for damages for more than the original principal amount of the offending loans held by it. In such circumstances the issuer of RMBS may be forced to seek contribution from other parties, who may no longer exist or have adequate funds available to fund such contribution.
In addition, structural and legal risks of RMBS include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could result also in cash flow delays and losses on the related issue of RMBS.

•
Non-Agency
RMBS Risks
.
Non-agency
RMBS are securities issued by
non-governmental
issuers.
Non-agency
RMBS have no direct or indirect government guarantees of payment and are subject to various risks as described herein.

•
Borrower Credit Risk
. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued.
Non-agency
residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.

•
Mortgage Loan Market Risk
. In the recent past, the residential mortgage market in the United States experienced difficulties that adversely affected the performance and market value of certain mortgages and mortgage related securities. Delinquencies and losses on residential mortgage loans (especially sub-prime
and second lien mortgage loans) generally increased during this period and declines in or flattening of housing values in many housing markets were generally viewed as exacerbating such delinquencies and losses. Borrowers with adjustable rate mortgages (“ARMs”) are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.

At any one time, a portfolio of RMBS may be backed by residential mortgage loans that are highly concentrated in only a few states or regions. As a result, the performance of such residential mortgage loans may be more susceptible to a downturn in the economy, including in particular industries that are highly represented in such states or regions, natural calamities and other adverse conditions affecting such areas. The economic downturn experienced in the recent past at the national level, and the more serious economic downturn experienced in the recent past in certain geographic areas of the United States, including in particular areas of the United States where rates of delinquencies and defaults on residential mortgage loans were particularly high, is generally viewed as having contributed to the higher rates of delinquencies and defaults on the residential mortgage loans underlying RMBS during this period. There also can be no assurance that areas of the United States that mostly avoided higher rates of delinquencies and defaults on residential mortgage loans during this period would continue to do so if an economic downturn were to reoccur at the national level.

Another factor that may contribute to, and may in the future result in, higher delinquency and default rates is the increase in monthly payments on ARMs. Any increase in prevailing market interest rates, which are currently at historical lows, may result in increased payments for borrowers who have ARMs. Moreover, with respect to hybrid mortgage loans (which are mortgage loans combining fixed and adjustable rate features) after their initial fixed rate period or other adjustable-rate mortgage loans, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the non-agency
RMBS.
As a result of rising concerns about increases in delinquencies and defaults on residential mortgage loans (particularly on sub-prime
and adjustable-rate mortgage loans) and as a result of increasing concerns about the financial strength of originators and servicers and their ability to perform their obligations with respect to non-agency
RMBS, there may be an adverse change in the market sentiments of investors about the market values and volatility and the degree of risk of non-agency
RMBS generally. Some or all of the underlying residential mortgage loans in an issue of non-agency
RMBS may have balloon payments due on their respective maturity dates. Balloon residential mortgage loans involve a greater risk to a lender than fully amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the local or national residential real estate markets, interest rates and general economic conditions and the financial condition of the borrower. If borrowers are unable to make such balloon payments, the related issue of non-agency
RMBS may experience losses.
A Portfolio Fund may acquire RMBS backed by collateral pools of mortgage loans that have been originated using underwriting standards that are less restrictive than those used in underwriting “prime mortgage loans” and
“Alt-A
mortgage loans.” These lower standards include mortgage loans made to borrowers having imperfect or impaired credit histories, mortgage loans where the amount of the loan at origination is 80% or more of the value of the mortgage property, mortgage loans made to borrowers with low credit scores, mortgage loans made to borrowers who have other debt that represents a large portion of their income and mortgage loans made to borrowers whose income is not required to be disclosed or verified and are commonly referred to as
“sub-prime”
mortgage loans.
Sub-prime
mortgage loans have in recent periods experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and they are likely to continue to experience delinquency, foreclosure, bankruptcy and loss rates that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Certain categories of RMBS, such as option ARM RMBS and sub-prime
RMBS, have been referred to by the financial media as “toxic assets.”
Although the United States economy has been slowly improving in recent years, the impact of the coronavirus pandemic on the United States has caused the economy to deteriorate again and led to a high incidence of missed mortgage payments, which could result in the incidence of mortgage foreclosures, especially sub-prime
mortgages, beginning to increase again, which could adversely affect the value of any RMBS owned by a Portfolio Fund.

•
CMBS Risks
. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for single-family RMBS.

CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; new and ongoing epidemics and pandemics of infectious diseases and other global health events; natural/environmental disasters; terrorist threats and attacks and social unrest and civil disturbances. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-
to four- family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-
to four- family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. The coronavirus pandemic in the United States has had a severe adverse effect on many commercial businesses, resulting in them not paying rent, which in turn will likely result in the owners of the underlying properties being impaired in their ability to make mortgage payments.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificateholder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series.
A Portfolio Fund may not have the right to appoint the directing certificateholder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificateholder, take actions with respect to the specially serviced mortgage loans that could adversely affect a Portfolio Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
A Portfolio Fund may invest in Subordinated CMBS issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental
issuers. Subordinated CMBS have no governmental guarantee and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior CMBS arising out of the same pool of mortgages.

•
Subordinated CMBS are often referred to as
“B-Pieces.”
The holders of Subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior CMBS. On the other hand, Subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category (frequently a substantially lower rating category) than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional income securities and senior CMBS.

•
CMO Risk
. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the recent downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder could sustain a loss.

Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The market for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. A Portfolio Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.
A Portfolio Fund may also invest in Real Estate Mortgage Investment Conduits (“REMIC”), which are CMOs that qualify for special tax treatment under the Code and invest in certain mortgages principally secured by interests in real property and other permitted investments.

•
Credit Risk Associated With Originators and Servicers of Mortgage Loans
. A number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, have experienced serious financial difficulties, including some that are now or were subject to federal insolvency proceedings. These difficulties have resulted from many factors, including increased competition among originators for borrowers, decreased originations by such originators of mortgage loans and increased delinquencies and defaults on such mortgage loans, as well as from increases in claims for repurchases of mortgage loans previously sold by them under agreements that require repurchase in the event of breaches of representations regarding loan quality and characteristics. Such difficulties may affect the performance of MBS backed by mortgage loans. Furthermore, the inability of the originator to repurchase such mortgage loans in the event of loan representation breaches or the servicer to repurchase such mortgage loans upon a breach of its servicing obligations also may affect the performance of related MBS. Delinquencies and losses on, and, in some cases, claims for repurchase by the originator of, mortgage loans originated by some mortgage lenders have recently increased as a result of inadequate underwriting procedures and policies, including inadequate due diligence, failure to comply with predatory and other lending laws and, particularly in the case of any “no documentation” or “limited documentation” mortgage loans that may support non-agency
RMBS, inadequate verification of income and employment history. Delinquencies and losses on, and claims for repurchase of, mortgage loans originated by some mortgage lenders have also resulted from fraudulent activities of borrowers, lenders, appraisers, and other residential mortgage industry participants such as mortgage brokers, including misstatements of income and employment history, identity theft and overstatements of the appraised value of mortgaged properties. Many of these originators and servicers are very highly leveraged. These difficulties may also increase the chances that these entities may default on their warehousing or other credit lines or become insolvent or bankrupt and thereby increase the likelihood that repurchase obligations will not be fulfilled and the potential for loss to holders of non-agency
MBS and subordinated security holders.

The servicers of
non-agency
MBS are often the same entities as, or affiliates of, the originators of these mortgage loans. Accordingly, the financial risks relating to originators of MBS described immediately above also may affect the servicing of MBS. In the case of such servicers, and other servicers, financial difficulties may have a negative effect on the ability of servicers to pursue collection on mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on sale of underlying properties following foreclosure. In recent years, a number of lenders specializing in residential mortgages have sought bankruptcy protection, shut down or been refused further financings from their lenders.

MBS typically provide that the servicer is required to make advances in respect of delinquent mortgage loans. However, servicers experiencing financial difficulties may not be able to perform these obligations or obligations that they may have to other parties of transactions involving these securities. Like originators, these entities are typically very highly leveraged. Such difficulties may cause servicers to default under their financing arrangements. In certain cases, such entities may be forced to seek bankruptcy protection. Due to the application of the provisions of bankruptcy law, servicers who have sought bankruptcy protection may not be required to advance such amounts. Even if a servicer were able to advance amounts in respect of delinquent mortgage loans, its obligation to make such advances may be limited to the extent that it does not expect to recover such advances due to the deteriorating credit of the delinquent mortgage loans or declining value of the related mortgaged properties. Moreover, servicers may overadvance against a particular mortgage loan or charge too many costs of resolution or foreclosure of a mortgage loan to a securitization, which could increase the potential losses to holders of MBS. In such transactions, a servicer’s obligation to make such advances may also be limited to the amount of its servicing fee. In addition, if an issue of MBS provides for interest on advances made by the servicer, in the event that foreclosure proceeds or payments by borrowers are not sufficient to cover such interest, such interest will be paid to the servicer from available collections or other mortgage income, thereby reducing distributions made on the MBS and, in the case of senior-subordinated MBS described below, first from distributions that would otherwise be made on the most subordinated MBS of such issue. Any such financial difficulties may increase the possibility of a servicer termination and the need for a transfer of servicing and any such liabilities or inability to assess such liabilities may increase the difficulties and costs in affecting such transfer and the potential loss, through the allocation of such increased cost of such transfer, to subordinated security holders.
There can be no assurance that originators and servicers of mortgage loans will not continue to experience serious financial difficulties or experience such difficulties in the future, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient in the future to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans. Because the recent financial difficulties experienced by such originators and servicers is unprecedented and unpredictable, the past performance of the residential and commercial mortgage loans originated and serviced by them (and the corresponding performance of the related MBS) is not a reliable indicator of the future performance of such residential mortgage loans (or the related MBS).
In some cases, servicers of MBS have been the subject of legal proceedings involving the origination and/or servicing practices of such servicers. Large groups of private litigants and states’ attorneys general have brought such proceedings. Because of the large volume of mortgage loans originated and serviced by such servicers, such litigation can cause heightened financial strain on servicers. In other cases, origination and servicing practices may cause or contribute to such strain, because of representation and warranty repurchase liability arising in MBS and mortgage loan sale transactions. Any such financial strain could cause servicers to service below required standards, causing delinquencies and losses in any related MBS transaction to rise, and in extreme cases could cause the servicer to seek the protection of any applicable bankruptcy or insolvency law. In any such proceeding, it is unclear whether the fees that the servicer charges in such transactions would be sufficient to permit that servicer or a successor servicer to service the mortgage loans in such transaction adequately. If such fees had to be increased, it is likely that the most subordinated security holders in such transactions would be effectively required to pay such increased fees. Finally, these entities may be the subject of future laws designed to protect consumers from defaulting on their mortgage loans. Such laws may have an adverse effect on the cash flows paid under such MBS.
In addition, certain lenders who service and/or issue MBS have recently announced that they are being investigated by or have received information requests from U.S. federal and/or state authorities, including the SEC. As a result of such investigations and other similar investigations and general concerns about the adequacy or accuracy of disclosure of risks to borrowers and their understanding of such risks, U.S. financial regulators have recently indicated that they may propose new guidelines for the mortgage industry. Guidelines, if introduced, together with the other factors described herein, may make it more difficult for borrowers with weaker credit to refinance, which may lead to further increases in delinquencies, extensions in duration and losses in mortgage related assets.

Additional Risks of Mortgage Related Securities
. Additional risks associated with investments in MBS include:

•
Interest Rate Risk
. In addition to the interest rate risks described above, certain MBS may be subject to additional risks as the rate of interest payable on certain MBS may be set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap.” As a result of this cap, the return to the holder of such MBS is dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater negative impact on the yield to the holder of such MBS.

•
Structural Risk
. Because MBS generally are ownership or participation interests in pools of mortgage loans secured by a pool of properties underlying the mortgage loan pool, the MBS are entitled to payments provided for in the underlying agreement only when and if funds are generated by the underlying mortgage loan pool. This likelihood of the return of interest and principal may be assessed as a credit matter. However, the holders of MBS do not have the legal status of secured creditors, and cannot accelerate a claim for payment on their securities, or force a sale of the mortgage loan pool in the event that insufficient funds exist to pay such amounts on any date designated for such payment. The holders of MBS do not typically have any right to remove a servicer solely as a result of a failure of the mortgage pool to perform as expected.

•
Subordination Risk
. MBS may be subordinated to one or more other senior classes of securities of the same series for purposes of, among other things, offsetting losses and other shortfalls with respect to the related underlying mortgage loans. For example, in the case of certain MBS, no distributions of principal will generally be made with respect to any class until the aggregate principal balances of the corresponding senior classes of securities have been reduced to zero. As a result, MBS may be more sensitive to risk of loss, writedowns, the non-fulfillment
of repurchase obligations, overadvancing on a pool of loans and the costs of transferring servicing than senior classes of securities.

•
Prepayment, Extension and Redemption Risks
. MBS may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the MBS which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Portfolio Fund’s higher yielding securities are likely to be redeemed and the Portfolio Fund will probably be unable to replace them with securities having as great a yield. In addition to reductions in the level of market interest rates and the prepayment provisions of the mortgage loans, repayments on the residential mortgage loans underlying an issue of RMBS may also be affected by a variety of economic, geographic and other factors, including the size difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of MBS. This is known as prepayment risk.

Except in the case of certain types of RMBS, the mortgage loans underlying RMBS generally do not contain prepayment penalties and a reduction in market interest rates will increase the likelihood of prepayments on the related RMBS. In the case of certain home equity loan securities and certain types of RMBS, even though the underlying mortgage loans often contain prepayment premiums, such prepayment premiums may not be sufficient to discourage borrowers from prepaying their mortgage loans in the event of a reduction in market interest rates, resulting in a reduction in the yield to maturity for holders of the related RMBS. RMBS typically contain provisions that require repurchase of mortgage loans by the originator or other seller in the event of a breach of a representation or warranty regarding loan quality and characteristics of such loan. Any repurchase of a mortgage loan as a result of a breach has the same effect on the yield received on the related issue of RMBS as a prepayment of such mortgage loan. Any increase in breaches of representations and the consequent repurchases of mortgage loans that result from inadequate underwriting procedures and policies and protections against fraud will have the same effect on the yield on the related RMBS as an increase in prepayment rates.

Risk of prepayment may be reduced for commercial real estate property loans containing significant prepayment penalties or prohibitions on principal payments for a period of time following origination.

•
MBS also are subject to extension risk
. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

In addition, MBS may be subject to redemption at the option of the issuer. If a MBS held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem or
“pay-off”
the security, which could have an adverse effect on the Portfolio Fund’s ability to achieve its investment objective.

•
Spread Widening Risk
. The prices of MBS may decline substantially, for reasons that may not be attributable to any of the other risks described in this Prospectus. In particular, purchasing assets at what may appear to be “undervalued” levels is no guarantee that these assets will not be trading at even more “undervalued” levels at a time of valuation or at the time of sale. It may not be possible to predict, or to protect against, such “spread widening” risk.

•
Illiquidity Risk
. The liquidity of MBS varies by type of security; at certain times a Portfolio Fund may encounter difficulty in disposing of such investments. Because MBS have the potential to be less liquid than other securities, a Portfolio Fund may be more susceptible to illiquidity risk than funds that invest in other securities. In the past, in stressed markets, certain types of MBS suffered periods of illiquidity when disfavored by the market. Due to increased instability in the credit markets, the market for some MBS has experienced reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities.

Asset-Backed Securities Risk
. ABS involve certain risks in addition to those presented by MBS. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Relative to MBS, ABS may provide a Portfolio Fund with a less effective security interest in the underlying collateral and are more dependent on the borrower’s ability to pay. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a significant rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
The collateral underlying ABS may constitute assets related to a wide range of industries and sectors, such as credit card and automobile receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Credit CARD Act of 2009 imposes new regulations on the ability of credit card issuers to adjust the interest rates and exercise various other rights with respect to indebtedness extended through credit cards. The Fund, Portfolio Funds, Managers and the Advisor cannot predict what effect, if any, such regulations might have on the market for ABS and such regulations may adversely affect the value of ABS owned by a Portfolio Fund. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase, which may adversely affect the value of any ABS owned by a Portfolio Fund. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. In the past, certain automobile manufacturers have been granted access to emergency loans from the U.S. government and have experienced bankruptcy. These events may adversely affect the value of securities backed by receivables from the sale or lease of automobiles.
Some ABS, particularly home equity loan transactions, are subject to interest rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.
CDO Risk
. The Portfolio Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and
non-U.S.
senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Portfolio Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this Prospectus. CDOs may charge management fees and administrative expenses, which are in addition to those of the Portfolio Funds.
For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., securities or loans) of CDOs may be subject to prepayments, which would shorten the weighted average maturity and may lower the return of the CDO. If a credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing SPE, restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), require that proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished. The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.
CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.
Illiquid Investments and Market Characteristics
. Investments held by the Portfolio Funds may be or become illiquid which may affect the ability of a Portfolio Fund to exit such investments and may adversely affect the returns made by the Portfolio Funds. Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities. Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors. Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange. It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded. A suspension could render it difficult for a Portfolio Fund to liquidate positions and thereby might expose the Portfolio Funds to losses.
The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Portfolio Funds may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Portfolio Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Portfolio Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which a Portfolio Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter
market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Portfolio Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Portfolio Funds enter into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect a Portfolio Fund’s portfolio.
The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter
markets. A Portfolio Fund may encounter substantial delays in attempting to sell non-publicly
traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Portfolio Fund. In some cases, a Portfolio Fund may be contractually prohibited from disposing of investments for a specified period of time. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Further, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded.
Lending Portfolio Securities
. The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions. In general, these loans are typically secured by collateral (typically consisting of cash, government securities or irrevocable letters of credit) maintained in an amount typically equal to at least 100% of the market value, determined daily, of the loaned securities. The Portfolio Funds are typically entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities would result in income to the Portfolio Funds, however, the Portfolio Funds may experience a loss in the event the borrower breaches its agreement, the return of the securities loaned is delayed or the default or insolvency of the borrower.
Material,
Non-Public
Information
. From time to time, the Managers may come into possession of confidential or material, non-public
information that would limit the ability of a Portfolio Fund to acquire or dispose of investments held by a Portfolio Fund. A Portfolio Fund’s investment flexibility may be constrained as a consequence of the inability of the Managers to use such information for investment purposes. Moreover, the Managers may acquire confidential or material, non-public
information or be restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when the Managers would otherwise take such an action.
Interest Rate Fluctuations
. The prices of certain securities which may be held by the Portfolio Funds tend to be sensitive to interest rate fluctuations and unexpected fluctuations in interest rates could cause the corresponding prices of the long and short portions of a position to move in directions which were not initially anticipated. Interest rates are highly sensitive to factors beyond the Managers’ control, including, among others, governmental monetary and tax policies and domestic and international economic and political conditions. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may be expected to affect adversely a Portfolio Fund’s liquidity and operating results. In addition, interest rate increases generally will increase the interest carrying costs to a Portfolio Fund of borrowed securities and leveraged investments or the cost of leverage for a Portfolio Fund. Furthermore, to the extent that interest rate assumptions underlie the hedging of a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Portfolio Fund to losses.
Portfolio Turnover
. The Portfolio Funds may invest and trade their portfolio securities on the basis of certain short-term market considerations. The Portfolio Funds are not generally restricted in effecting transactions by any limitation with regard to portfolio turnover rate, and the turnover rate within a Portfolio Fund may be significant, which will result in significant transaction costs and thereby reduce the investment performance of the Portfolio Fund (and, therefore, the Fund).
Non-U.S.
Investments
. The Portfolio Funds may invest in securities of
non-U.S.
issuers and the governments of
non-U.S.
countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Fund’s investment opportunities. In addition, because
non-U.S.
entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a
non-U.S.
company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries, there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Portfolio Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Investment in
non-U.S.
countries may also be subject to withholding or other taxes, which may be significant and may reduce returns.
The Portfolio Funds generally hold their
non-U.S.
securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Portfolio Funds’ ability to recover their assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio Fund can earn on its investments and typically results in a higher operating expense ratio for the Portfolio Fund than for private investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible
sub-custodians
for a Portfolio Fund, in which event the Portfolio Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Portfolio Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Portfolio Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside the issuer’s country.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund’s assets and common shares to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a Portfolio Fund’s investments, in
non-U.S.
countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Portfolio Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Managers to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public
information about that company. In addition, some countries may have legal systems that may make it difficult for a Portfolio Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its
non-U.S.
securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio Fund to carry out transactions. If a Portfolio Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Portfolio Fund could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (“NYSE”). Accordingly, a Portfolio Fund’s
non-U.S.
securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
A Portfolio Fund may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when the Portfolio Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. Where the Portfolio Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Portfolio Fund generally includes accruals for such tax refunds. The Portfolio Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Portfolio Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect the Portfolio Fund’s NAV. Investors in the Portfolio Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if the Portfolio Fund receives a tax refund that has not been previously accrued, investors in the Portfolio Fund at the time the claim is successful will benefit from any resulting increase in the Portfolio Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
Foreign Currency Risk
. Because a Portfolio Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by a Portfolio Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that a Portfolio Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Managers may, but are not typically required to, elect for a Portfolio Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
EMU and Redenomination Risk
. As the European debt crisis progressed, the possibility of one or more Eurozone countries exiting the EMU, or even the collapse of the Euro as a common currency, arose, creating significant volatility at times in currency and financial markets generally. The effects of the collapse of the Euro, or of the exit of one or more countries from the EMU, on the U.S. and global economy and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of a Portfolio Fund’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Portfolio Funds’ portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Portfolio Funds’ investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain
EMU-related
investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Portfolio Funds may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Emerging Markets Risk
. The Fund may invest in
non-U.S.
securities of issuers in
so-called
“emerging markets.” Such investments are particularly speculative and entail all of the risks of investing in
non-U.S.
securities but to a heightened degree. Emerging market countries generally include countries classified as emerging or developing markets by major index providers (such as MSCI or FTSE), which typically exhibit characteristics such as lower per capita income, less developed capital markets, greater political or economic instability, or less regulatory oversight relative to developed markets. Such countries may also include “frontier” markets, which are typically smaller, less liquid, and less accessible than other emerging markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent
trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund and Portfolio Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Portfolio Funds. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio Funds’ investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Portfolio Funds.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments may adversely affect the Fund’s perfromance. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
In
addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Market Disruption and Geopolitical Risk
.
Investments by the Fund are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornados, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets.
Additionally, the occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide and could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions. More generally, these actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of a foreign country’s export industry, which could have a negative impact on the Fund’s performance. The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods imported into the U.S., including from China, Canada, and Mexico, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe-haven currencies, such as the Japanese yen and the euro. Events such as these, and their consequences, are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy. The Fund and its portfolio investments could be materially and adversely affected.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.
Growth Stock Risk
. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Managers’ assessment of the prospects for a company’s earnings growth is wrong, or if the Managers’ judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Managers had placed on it.
Value Stock Risk
. The Managers may be wrong in their assessment of a company’s value and the stocks a Portfolio Fund owns may not reach what the Managers believe are their full values. A particular risk of a Portfolio Fund’s value strategies is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, a Portfolio Fund’s relative performance may suffer.
Preferred Securities Risk
. There are special risks associated with investing in preferred securities, including:

•
Deferral
: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If a Portfolio Fund owns a preferred security that is deferring its distributions, the Portfolio Fund may be required to report income for tax purposes although it has not yet received such income.

•
Subordination
: Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.

•	Liquidity : Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

•
Limited Voting Rights
: Generally, preferred security holders (such as a Portfolio Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.

•
Special Redemption Rights
: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by a Portfolio Fund.

•
Trust Preferred Securities
. The Portfolio Funds may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS
®
”); monthly income preferred securities (“MIPS
®
”); quarterly income bond securities (“QUIBS
®
”); quarterly income debt securities (“QUIDS
®
”); quarterly income preferred securities (“QUIPS
SM
”); corporate trust securities (“CORTS
®
”); public income notes (“PINES
®
”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

•
New Types of Securities
: From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. A Portfolio Fund may invest in these securities if the Managers believe that doing so would be consistent with the Portfolio Fund’s investment objective and policies. Since the market for these instruments would be new, a Portfolio Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities Risk
. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
A Portfolio Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include, for example, either “Cash-Settled Convertibles” or “Manufactured Convertibles.” Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Managers or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Managers may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Managers may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Managers believe such a Manufactured Convertible would better promote a Portfolio Fund’s investment objective than alternative investments. For example, the Managers may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Portfolio Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Portfolio Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.
New Issues
. “New Issues” are initial public offerings of U.S. equity securities. There is no assurance that a Portfolio Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance of the Portfolio Funds. The investment performance of a Portfolio Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Portfolio Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and a Portfolio Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares.
Highly Volatile Markets
. The prices of the Portfolio Funds’ investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which a Portfolio Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., a Portfolio Fund also is subject to the risk of the failure of the exchanges on which its positions trade or of its clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.
Warrants Risks
. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Rights Risks
. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Portfolio Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Portfolio Fund may not always realize full value on the sale of rights.
Systemic Risk
. Credit risk may arise through a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution causes a series of defaults by the other institutions. This is sometimes referred to as a “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, securities firms and exchanges, with which the Portfolio Funds interact on a daily basis.
Counterparty Risk
. To the extent that a Portfolio Fund engages in principal transactions, including, but not limited to, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities, it must rely on the creditworthiness of its counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions, including certain swap contracts. In the event of the insolvency of a counterparty, a Portfolio Fund may not be able to recover its assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, a Portfolio Fund will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which it deals.
Reverse Repurchase Agreements Risk
. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of a Portfolio Fund, that the market value of the securities sold by a Portfolio Fund may decline below the price of the securities at which a Portfolio Fund is obligated to repurchase them and that the securities may not be returned to a Portfolio Fund. There is no assurance that reverse repurchase agreements can be successfully employed. See also “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”
Dollar Roll Transactions Risk
. Dollar roll transactions involve the risk that the market value of the securities a Portfolio Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Portfolio Fund sells securities becomes insolvent, the Portfolio Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Managers’ ability to predict correctly interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed. See also “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”
Issuer Risk
. In certain instances, the value of the Portfolio Funds’ investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of assets of the issuer.
Mid-
and Small-Capitalization Company Risk
. The Fund will invest in companies with middle and small capitalizations. Middle and small capitalization companies may be less financially secure than larger, more established companies and depend on a small number of key personnel.
In addition, it is more difficult to get information on middle and small capitalization companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the securities of middle and small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. The purchase or sale of more than a limited number of shares of a middle and small company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, middle or small company stocks may not be well known to the investing public. Investing in middle and small capitalization securities requires a longer term view.

Middle and small capitalization stocks can be more volatile than, and perform differently from, larger capitalization stocks. Middle and small company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Middle and small companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a middle and small company’s stock price than is the case for a larger company. If a product fails
or there are other adverse developments, or if management changes, the Fund’s investment in a middle or small capitalization company may lose substantial value.
Risks Related to Portfolio Funds
In addition to the risks identified above under “Risks Related to the Investment Strategies of the Portfolio Funds”, the Portfolio Funds are subject to the additional risks disclosed in this section.
Limits on Investing in Portfolio Funds
. There is a risk that the Fund may be precluded from investing in certain potential Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules or regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a quarterly basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investments and the valuations of such investments. Similarly, because of the Advisor’s actual and potential fiduciary duties to its current and future clients, the Advisor may limit the Fund’s ability to access or invest in certain Portfolio Funds.
For example, the Advisor may believe that the Fund’s disclosure obligations under the 1940 Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed by BlackRock to become affiliated persons of a Portfolio Fund under the 1940 Act and prevent them from engaging in certain transactions. The Fund may invest in a non-voting
class of a Portfolio Fund’s interests or waive certain voting rights with respect to such Portfolio Fund, or forego an investment in a Portfolio Fund, in an effort to avoid “affiliated person” status under the 1940 Act. The Advisor may also refrain from including a Portfolio Fund in the Fund’s portfolio, or may withdraw an existing investment in a Portfolio Fund, subject to applicable law, in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund and the Advisor’s other clients if such an investment was made or maintained. This may have the effect of limiting the available universe of potential Portfolio Funds in which the Fund may invest. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds, or in the same or similar Portfolio Funds but on different and potentially less advantageous terms, than other clients of the Advisor, and may also cause the Fund to exclude certain Portfolio Funds as investment options. This approach may be detrimental to the investment performance of the Fund compared with what the performance would have been if the Fund did not follow such an approach.
Non-Voting
Securities
. To the extent the Fund holds
non-voting
securities or waives its voting rights in Portfolio Funds, the Fund will not be able to vote on matters that require the approval of the interest holders of the Portfolio Fund, including potentially matters adverse to the Fund’s interests. The absence of voting rights potentially could have an adverse impact on the Fund, though Portfolio Funds, as a general matter, rarely put matters to a vote of interest-holders and, when they do, the types of matters put to a vote are generally not important to the Fund’s primary purpose of investing in the Portfolio Fund, which is to gain exposure to the returns offered by that particular Portfolio Fund’s investment program.
Although the Fund may hold
non-voting
interests or otherwise waive its voting rights, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. The Fund could nevertheless be deemed in some circumstances to be an affiliated person of a Portfolio Fund and therefore subject to certain 1940 Act prohibitions with respect to affiliated transactions. In addition, the Fund’s percentage interest in a Portfolio Fund may be affected by contributions and withdrawals of third parties to or from the Portfolio Fund.
The Fund may also determine not to invest in a Portfolio Fund, limit its investments or redeem all or any part of its investment in a Portfolio Fund. For example, a Manager may refuse to create non-voting
securities for, or issue non-

voting securities to, the Fund or otherwise agree to a contractual waiver of the Fund’s voting rights, the Advisor may determine that an investment in a particular Portfolio Fund would not be advantageous absent such voting rights or the Advisor may determine that an investment in the non-voting
securities of a Portfolio Fund is not consistent with its fiduciary obligations to the Fund and other funds or separate accounts for which the Advisor provides investment management or investment advisory services (collectively, “Other BlackRock Funds”). See “—Limits on Investing in Portfolio Funds” above.
No Prior Operating History
. Certain Portfolio Funds may have no prior or limited operating history upon which the Advisor can evaluate their potential performance. The past investment performance of funds managed by Managers with which the Fund invests or expects to invest may not be construed as an indication of the future results of an investment in the Fund.
Registration under the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”)
. Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. While the Fund expects that many, though not all, U.S.-based Managers and Managers with a measurable amount of assets under management attributable to U.S. clients or U.S. investors in Portfolio Funds they manage will be subject to Advisers Act registration and/or reporting obligations as a result of the Dodd-Frank Act, some Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Risks of
Mis-Categorizing
Portfolio Funds Within Strategies
. While the Advisor will generally attempt to categorize Portfolio Funds consistent with the investment strategies described herein, certain Portfolio Funds may fit into more than one category or may not closely resemble any of the categories. Accordingly, the Advisor has a wide degree of discretion in categorizing Portfolio Funds within strategies or allocating capital among strategies. If the Advisor makes the wrong decision, certain strategies may be under- or over-weighted relative to what may have been intended. Accordingly, the Fund’s investment portfolio may be over-allocated or under-allocated to certain strategies and incur concentration risks or result in insufficient exposure within the portfolio as a result.
Limited Liquidity
. Portfolio Funds may invest their assets in restricted securities and other illiquid investments. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and considerable time may pass before the Portfolio Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, a Portfolio Fund may obtain a less favorable price than the price that prevailed when the Portfolio Fund decided to sell. Portfolio Funds may be unable to sell restricted and other illiquid securities at the opportune times or prices.
Further, Portfolio Funds may be or may become illiquid, their marketability may be restricted and the realization of investments from them may take a considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods, and apply lock-ups,
gates and/or redemption fees. The Fund’s ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited and such restrictions will limit the Fund’s flexibility to reallocate such assets among Portfolio Funds. In addition, Portfolio Funds may have the ability to indefinitely suspend the right of their investors to redeem their investment during periods of exceptional market conditions, and such suspension may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund. Consequently, the Fund’s investment in a Portfolio Fund could depreciate in value during the time a redemption is delayed, and the Fund would be precluded from redeploying its capital to more advantageous investment opportunities. The risk of illiquidity in a Portfolio Fund is exemplified by the turmoil in the markets during 2007-2009 in which a number of Portfolio Funds suspended redemptions, resulting in the inability of investors to obtain liquidity in their holdings in such Portfolio Funds. Portfolio Funds may also be able to divide their portfolio assets into liquid and illiquid pools of assets and distribute the illiquid securities or interests in the illiquid securities to the Fund, and the Advisor may not have experience managing such assets. Portfolio Funds may also impose “gates,” which are limitations on the amount of a Portfolio Fund’s net assets that may be redeemed in any one redemption cycle. It may therefore be difficult for the Fund to sell or realize its investments in the Portfolio Funds in whole or in part. In addition, liquidity may be subject to commitments made by the Advisor as to the frequency of redemptions and/or length of lock-up
periods to secure capacity with such Portfolio Funds.

Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-accounts
within the Portfolio Funds in which certain assets (which generally are illiquid and/or hard to value) are held and segregated from the Portfolio Fund’s other assets until some type of realization event occurs. Side pockets thus have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should the Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment in such Portfolio Fund could fluctuate based on adjustments to the fair value of the side pocket as determined by the Portfolio Fund Manager. In addition, if a Portfolio Fund establishes a side pocket prior to the Fund’s investing in the Portfolio Fund, the Fund may not be exposed to the performance of the Portfolio Fund’s assets held in the side pocket. See “Calculation of Net Asset Value; Valuation.”
Some Managers may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments. To capitalize on such opportunities, Portfolio Funds may invest in private equity or venture capital funds, direct private equity investments and other investments that such Managers determine to have limited liquidity (each, a “special investment opportunity”). There may be no trading market for special investment opportunity securities, and the sale or transfer of such securities may be limited or prohibited. Positions in special investment opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, Portfolio Funds that hold such positions may be required to do so for many years, and despite adverse price movements. As a result, the Fund might not be able to withdraw the portion of its investment in a Portfolio Fund that is attributable to such special investment opportunities. As a result, a Portfolio Fund may be less liquid.
A Portfolio Fund may invest in privately placed securities, the resale of which is restricted or for which no liquid market exists. To the extent that a Portfolio Fund invests in such illiquid securities, it may be unable to dispose of these securities at the prices and times desired.
In addition, although the Fund does not currently anticipate the use of leverage, any use of leverage by the Fund may compound the risks associated with liquidity of Portfolio Fund investments because the Fund must maintain a certain degree of liquidity, based on its leveraged position, in order to service such debt. Failure to maintain such necessary liquidity may materially adversely affect the Fund.
Strategy Risk
. Strategy risk is associated with the failure or deterioration of an entire strategy such that most or all investment managers employing that strategy suffer losses. Strategy specific losses may result from excessive concentration by multiple Managers in the same investment or general economic or other events that adversely affect particular strategies (e.g. the disruption of historical pricing relationships). The strategies employed by Managers may be speculative and involve substantial risk of loss in the event of such failure or deterioration.
Quantitative Investment Risk
.
Managers may use quantitative investment models to varying degrees in making investment decisions. The success of a Manager’s quantitative investment models is heavily dependent on the mathematical models used by the Manager. A Manager may select models that are not well suited to prevailing market conditions. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual events specific to particular corporations, or major events external to the operations of markets, cause extreme market moves that are inconsistent with the historical correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Finally, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.
Use of Multiple Managers
. No assurance can be given that the collective performance of the Managers will result in profitable returns or avoid losses for the Fund. Positive performance achieved by one or more Managers may be neutralized by negative performance experienced by other Managers.
Managers’ Trading Strategies
. There can be no assurance that the trading strategies employed by a Manager will be successful. For example, the proprietary models used by a Manager may not function as anticipated during unusual market conditions. Furthermore, while each Manager may have a performance record reflecting its prior experience, this performance cannot be used to predict future profitability.

Access to Information from Managers
. The Advisor will request information from Managers regarding their historical performance and investment strategy. The Advisor will also monitor the performance of underlying investments on a continuing basis as such information is made available to the Advisor by the Managers. However, the Advisor may not always be provided with such information because certain of this information may be considered proprietary information by the particular Manager or for other reasons. This lack of access to independent information is a significant investment risk. Furthermore, the net asset values received by, or on behalf of, the Fund from each Manager will typically be estimates only, subject to revision through the end of each Portfolio Funds’ annual audit, which may occur on a date other than March 31 st
. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund’s annual audit is completed.
Reliance on Key Individuals
. The success of the investment policy of the Fund will be significantly dependent upon the Managers and their expertise and ability to attract and retain suitable staff. The success of a particular Portfolio Fund will be dependent on the expertise of the Manager for that Portfolio Fund. Incapacitation or loss of key personnel within Portfolio Funds may adversely affect such Portfolio Funds and thereby the Fund. Many Managers may have only one or a limited number of key individuals. The loss of one or more individuals from a Manager could have a material adverse effect on the performance of such Portfolio Fund which, in turn, could adversely affect the performance of the Fund.
Manager Risk
. Manager risk is the risk of loss due to fraud on the part of a Manager, intentional or inadvertent deviations from their communicated investment strategy, including excessive concentration, directional investing outside pre-defined
ranges or in new capital markets, excessive leverage and risk taking, or simply poor judgment. Although the Advisor will seek to allocate the Fund’s assets to Managers that it believes will operate with integrity and sound operational and organizational standards, the Advisor may have no, or only limited, access to information regarding the activities of the Managers, and the Advisor cannot guarantee the accuracy or completeness of such information. As a consequence, although the Advisor will monitor the activities of the Managers, it may be difficult, if not impossible, for the Advisor to protect the Fund from the risk of Manager fraud, misrepresentation or material strategy alteration. The Advisor will have no control over the day-to-day
operations of any of the Portfolio Funds managed by the Managers. As a result, there can be no assurance that every such Portfolio Fund will conform its conduct to these standards. The failure of operations, information technology systems or contingency/disaster recovery plans may result in significant losses for the affected Portfolio Funds. Shareholders themselves will have no direct dealings or contractual relationships with the Managers.
Style Drift
. The Advisor relies primarily on information provided by Managers in assessing a Portfolio Fund’s defined investment strategy, the underlying risks of such a strategy and determining whether, and to what extent, it will allocate the Fund’s assets to particular Portfolio Funds. “Style drift” is the risk that a Portfolio Fund may deviate from its stated or expected investment strategy. Style drift can occur abruptly if a Manager believes it has identified an investment opportunity for higher returns from a different approach (and the Manager disposes of an interest quickly to pursue this approach) or it can occur gradually, for instance if a “value”-oriented Manager gradually increases a Portfolio Fund’s investments in “growth” stocks. Style drift can also occur if a Portfolio Fund focuses on factors it had deemed immaterial in its offering documents, such as particular statistical information or returns relative to certain benchmarks, or as a result of subjective judgment as to how to categorize investments. Style drift may result in a Portfolio Fund pursuing investment opportunities in an area in which it has a competitive disadvantage or in which its Manager has limited expertise (e.g., a large-cap
Manager focusing on
small-cap
investment opportunities). Moreover, style drift poses a particular risk for multiple-manager structures since, as a consequence, the Fund may be exposed to particular markets or strategies to a greater extent than was anticipated by the Advisor when the Advisor assessed the portfolio’s risk-return characteristics and allocated assets to Portfolio Funds (and which may, in turn, result in overlapping investment strategies among various Portfolio Funds). In addition, style drift may affect the categorization of a Portfolio Fund as relating to a particular discipline, and, as a result, may affect the Advisor’s attempt to monitor the Fund’s exposure targets. The Fund’s ability to respond to a Portfolio Fund’s style drift (e.g., by redeeming its investment in such Portfolio Fund) may be constrained by the redemption restrictions of such Portfolio Fund.

Monitoring of Portfolio Funds
. Although the Advisor attempts to monitor the performance of all of the Portfolio Funds, the Advisor must ultimately rely on (i) the Manager to operate in accordance with the investment guidelines governing the Portfolio Fund, and (ii) the accuracy of the information provided to the Advisor by the Manager of the Portfolio Fund. Any failure of the Manager to operate within such guidelines or to provide accurate information with respect to such Portfolio Fund could subject the Fund to losses. Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest. The Advisor has no ability to independently verify the financial information disseminated by the issuers in which the Portfolio Funds invest and are dependent upon the integrity of both the management of these issuers and the financial reporting process in general.
Potential Conflicts of Interest Involving Managers
. Certain of the Managers may engage in other forms of related and unrelated activities in addition to advising Portfolio Funds. They may also make investments in securities for their own account. Activities such as these could detract from the time a Manager devotes to the affairs of Portfolio Funds. In addition, certain of the Managers may engage affiliated entities to furnish brokerage services to Portfolio Funds and may themselves provide market making services, including acting as a counterparty in stock and over-the-counter
transactions. As a result, in such instances the choice of broker, market maker or counterparty made by a Portfolio Fund and the level of commissions or other fees paid for such services (including the size of any mark-up
imposed by a counterparty) may not have been made at arm’s length.
Proprietary Investment Strategies
. The Managers may use proprietary investment strategies that are based on considerations and factors that are not fully disclosed to the Advisor or the Fund. The Managers generally use investment strategies that differ, and involve greater risk and expense, from those typically employed by traditional managers of portfolios of stocks and bonds. These strategies may involve risks that are not anticipated by the Managers, the Advisor or the Fund.
Prime Brokers and Custodians
. Under the arrangements between the Portfolio Funds and their prime brokers and custodians, the prime brokers and custodians will have rights to identify as collateral, to rehypothecate or to otherwise use for their own purposes assets held by them for the Portfolio Funds from time to time. Legal and beneficial title to such assets may therefore be transferred to the relevant prime broker and custodian. Similarly, any cash of the Portfolio Funds held or received by or on behalf of a prime broker or custodian may not be treated as client money and may not be subject to the client money protections conferred by the client rules of the SEC or equivalent rules of other regulators to which such prime broker or custodian may be subject. Accordingly, the cash of the Portfolio Funds may also constitute collateral and may not be segregated from the cash of the prime brokers and custodians. Consequently, Portfolio Funds may rank as unsecured creditors in respect of such assets and cash on the insolvency of a prime broker and custodian and might not be able to recover such assets and cash in full. The inability of Portfolio Funds to recover such cash could have a material adverse effect on the Fund’s performance and returns to shareholders.
Side Letters and Other Agreements
. Managers and Portfolio Funds may enter into separate agreements with certain of their investors, such as those affiliated with Managers or Portfolio Funds or those deemed to involve a significant or strategic relationship. Such agreements may provide more beneficial terms to investors other than the Fund by waiving certain terms or allowing such investors to invest on different terms than those on which the Fund has invested, including, without limitation, with respect to fees, liquidity, changes in redemption terms, key man provisions, notification upon the occurrence of certain events (in some instances including the ability to redeem upon the occurrence of certain events), “most favored nation” clauses and disclosure of certain information. Under certain circumstances, these agreements could create preferences or priorities for such investors. For example, Portfolio Funds may offer certain of their investors additional or different information and reporting than that offered to the Fund. Such information may provide the recipient greater insights into the Portfolio Fund’s activities as compared to the Fund in their capacity as investors in such Portfolio Fund, thereby enhancing the recipient’s ability to make investment decisions with respect to the Portfolio Fund and enabling such investor to make more informed decisions than the Fund about redeeming from the Portfolio Fund. Any resulting redemption could force the Portfolio Fund to sell investments at a time when it might not otherwise have done so or for a price less than their deemed fair market value, which will adversely affect the Fund as the remaining investor in the relevant Portfolio Fund.
The Advisor may in certain circumstances attempt to negotiate separate agreements with Managers or Portfolio Funds to which it allocates the Fund’s capital. No assurance can be given that any such agreement, if entered into, will be respected by the applicable Manager or Portfolio Fund or that such agreement would be enforceable in accordance with its terms. Further, there may be situations in which regulatory requirements, investment objectives, the timing of investments, historical relationships with a Manager or other considerations will result in differences between the Fund and a Manager’s other clients in terms of the availability of the benefits of any such agreements. Furthermore, there may be circumstances where the benefit provided cannot be exercised by all clients simultaneously or where one client directly or indirectly receives a greater benefit due to the participation by another client. In addition, although the Advisor may negotiate terms that it considers more advantageous overall, concessions may be required to obtain such terms, and the Fund may remain subject to all of the various risks described herein notwithstanding the terms of the side letter.
Performance Fees and Management Fees
. Managers may receive compensation calculated by reference to the performance of the Portfolio Funds managed by them. Such compensation arrangements may create an incentive to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of Portfolio Fund assets, such performance-based compensation may be greater than if such compensation were based solely on realized gains. Furthermore, Managers may receive compensation calculated by reference to their assets under management. Such compensation arrangements may create an incentive to increase their assets under management regardless of their ability to effectively and optimally invest them.
Multiple Levels of Expense
. The Fund and Portfolio Funds charge management fees, and Portfolio Funds also typically charge performance fees. In addition to a fixed management fee, Managers typically will also be paid or allocated amounts based upon a share of the profits or performance of the Portfolio Fund. Managers of such Portfolio Funds may receive substantially higher payments than would otherwise be the case under alternative arrangements. Other service providers of Portfolio Funds will normally be compensated or will receive allocations on terms that may include fixed and/or performance-based fees or allocations. As a result, the Fund, and indirectly shareholders, will pay multiple investment management and other service provider fees. Moreover, a shareholder bears a proportionate share of the expenses of the Fund and, indirectly, similar expenses of the Portfolio Funds. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable. Unless otherwise indicated, performance figures issued by the Fund and stated performance targets will be net of these fees and expenses.
Effect of Fund’s Repurchases on Diversification of Portfolio Funds
. If the Board elects to offer to repurchase Shares and, as a result, a significant number of Shares are tendered, the Fund may not be able to satisfy such repurchase requests across a variety of its Portfolio Funds and thus may be required to make disproportionate redemptions from select Portfolio Funds, resulting in a temporary imbalance in the Fund’s desired mix of Portfolio Funds.
Capacity Limitations of Portfolio Funds
. Portfolio Funds may place limitations on the amount of, or number of persons whose, money they will manage. In addition, new rules and regulations may result in additional limitations or restrictions being placed by Managers on the types of investors or assets that Portfolio Funds may accept. Moreover, as a result of the convergence of the hedge fund and private equity markets and recent regulatory developments, many Portfolio Funds have lengthened liquidity terms, which may be more or less compatible with the liquidity requirements of the Fund or Other BlackRock Funds and therefore result in differences in portfolio composition. Any such restrictions or limitations could prevent the Advisor from allocating assets of the Fund to certain Managers and Portfolio Funds with which the Advisor would otherwise like to invest. In addition, when capacity is constrained, allocation decisions may be made on a non-pro
rata basis among the Fund or Other BlackRock Funds, for example, so as to avoid small allocations or to increase existing below-target allocations before building new positions. Moreover, in the case of Portfolio Funds that generally are not accepting new investments, if the Advisor determines, in the ordinary course of managing the Fund’s assets, that it would be in the Fund’s best interests to change the Fund’s exposure to such Portfolio Funds, the Advisor may, in its sole and absolute discretion and subject to applicable law, reallocate such Portfolio Funds (in whole or in part) from or to, as the case may be, Other BlackRock Funds.
If the Advisor’s ability to make allocations to Managers or Portfolio Funds is limited or restricted, the Fund’s investment performance could be negatively impacted. Furthermore, because of these capacity limitations, it is likely that the Fund’s portfolio and the portfolios of Other BlackRock Funds will have differences in the specific investments held in their portfolios even when their investment objectives are the same or similar. These distinctions will result in differences in portfolio performance.

Portfolio Valuation
. Interests in Portfolio Funds are generally valued based upon values or performance information provided by the Managers or their administrators, as the case may be. However, such information may be subject to little independent verification or other due diligence. In addition, these entities may not provide estimates of the value of Portfolio Funds, or may do so irregularly, with the result that the values of such investments may be estimated by the Advisor consistent with the Fund’s valuation policies and procedures. Certain securities or investments, particularly those for which market quotations may not be readily available, may be difficult to value. Because of overall size, concentration in particular markets and maturities of positions held by the Fund through the Portfolio Funds, the value at which its investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by Portfolio Funds may routinely trade with bid-offer
spreads that may be significant. In addition, the Portfolio Funds may hold loans or privately placed securities for which no public market exists. Accordingly, the values of Portfolio Funds provided to the Fund may be subject to an upward or downward adjustment based on information reasonably available at that time or following the auditing of Portfolio Funds’ financial records. There can therefore be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. See “Calculation of Net Asset Value; Valuation.”
The valuations reported by the Managers of the Portfolio Funds, upon which the Fund may in certain circumstances primarily rely in calculating its month-end
NAV and NAV per Share, may be subject to later adjustment, based on information reasonably available at that time. The Fund will pay repurchase proceeds, as well as calculate management and other fees, on the basis of net asset valuations determined using the best information available as of the applicable Valuation Date. In the event that a Portfolio Fund, in accordance with its valuation procedures, subsequently corrects, revises or adjusts an unaudited estimated or final value that was properly relied upon by the Fund, or properly used by the Fund as a component of determining the fair value of its interest in that Portfolio Fund, the Fund will generally not make any retroactive adjustments to its NAV, or to any amounts paid based upon such NAV, to reflect a revised valuation. If, after the Fund pays repurchase proceeds, one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the shareholder whose Shares were repurchased (if the valuations are revised upward) or the remaining shareholders (if the valuations are revised downwards) will bear the risk of such revisions. A shareholder whose shares were repurchased will neither receive distributions from, nor will it be required to reimburse, the Fund in such circumstances. This may have the effect of diluting or increasing the economic interest of other shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from Managers or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the outstanding Shares of the Fund will be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. New shareholders, as well as shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares. See “Calculation of Net Asset Value; Valuation.”
Because of the inherent uncertainty of valuation, the estimated value of Portfolio Funds for which no ready market exists may differ significantly from the value that would be used had a ready market for the security existed, and the differences could be material.
When market quotations for investments may not be available, investments such as complex or unique financial instruments may be priced pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of Portfolio Funds.
The Managers will generally face a conflict of interest in providing valuations to the Fund since such valuations will affect the compensation of the Managers.

Some of the Portfolio Funds may hold a portion of their investments, in particular investments that are illiquid, in so-called
“side pockets.” Side pockets are
sub-funds
or other special allocations within a Portfolio Fund that create a structure to invest in illiquid or hard to value securities or other investments and are valued independently from the general portfolio with distinct allocation, distribution and redemption terms and are generally held only by those investors existing at the time of investment or at the time the side pocket is created. There is no limit to the amount that the Fund may invest in Portfolio Funds with side pockets nor on the aggregate size of side pockets. Were the Fund to request redemption from a Portfolio Fund that distributed side pocket(s) to satisfy a portion of such redemption, the portion of the Fund’s interest in the Portfolio Fund’s side pockets would generally require a much longer period of time to realize than the redemption from the main portfolio and, during the period of liquidation of the side pockets, the Fund would remain invested in the side pockets and subject to subsequent market fluctuation in the value of the side pockets. In addition, Portfolio Funds may also establish side pockets or other liquidity management allocations at the time a redemption request is made that are intended to reflect that portion of the Portfolio Fund’s investments that are deemed illiquid at that time. To the extent such redemption side pockets are created, the Fund would similarly be subject to an extended liquidation period and market risk. In addition, the portion of a Portfolio Fund’s investments that are held in side pockets may be more difficult to value and the value of those investments reported by Mangers (and the Fund) may not accurately reflect the price of which such investments are eventually sold. See “Calculation of Net Asset Value; Valuation.”
Ownership of Underlying Investments
. When deciding whether to invest, or continue investing in, Portfolio Funds, the Advisor carries out no independent investigation of the ownership of the assets of the Portfolio Fund or the administrator to the Portfolio Fund. Instead the Advisor relies on audited accounts and other financial information provided to it by the Portfolio Fund. In the event that Portfolio Funds do not own or there is a defect in the ownership of the underlying investments, this could have an adverse impact on the ability of the Fund to achieve its investment objective.
Indemnification of Portfolio Funds
. The subscription agreement governing the terms of an investment in a Portfolio Fund generally includes an indemnification by the investor to the Portfolio Fund for breaches of representations and warranties made by the investor in the subscription agreement. The potential liability pursuant to such indemnification may exceed an investor’s (i.e., the Fund’s) investment in a Portfolio Fund. Additionally, the governing documents of the Portfolio Funds in which the Fund will invest provide indemnification and/or exculpation for their general partners, Managers, directors, their affiliates and their respective owners, employees, officers and agents for liabilities and losses incurred or arising out of their performance of services, except under certain circumstances. The economic risk to the Fund of indemnifying a Portfolio Fund may be greater in situations in which a Portfolio Fund has few investors or in which the Fund owns a significant percentage of the economic interests in the Portfolio Fund. Furthermore, Portfolio Funds may enter into indemnification arrangements and other arrangements with service providers and other parties that impose limitations on liability of such parties. In order to meet a particular debt or obligation, an investor or former investor in a Portfolio Fund, such as the Fund, may be required to make additional contributions or payments to such Portfolio Fund.
Reimbursement Claims
. Subsequent to its redemption from a Portfolio Fund, the Fund may have indemnification or reimbursement obligations to a Portfolio Fund with respect to liabilities, expenses or other adjustments to the redemption value that relate to the period during which the Fund was invested in the Portfolio Fund (or with respect to a partial redemption, that portion that has been redeemed). Such obligations may survive beyond the Fund’s redemption and may exceed the value of any remaining interest the Fund has in the Portfolio Fund (including with respect to any unpaid holdback). A reimbursement obligation could arise or be asserted, or an agreement or compromise reached, for example, based on the terms of the governing documents of the Portfolio Fund, applicable law, litigation or other less formal dispute resolution processes (a “Reimbursement Claim”). Recently, lawsuits have been filed with claims that, notwithstanding an investor’s lack of knowledge that a redemption may have been based on an overvaluation of a holding in an investment fund, an obligation to repay the amount of the asserted overpayment may exist. The Fund may also be subject to a Reimbursement Claim if the governing documents of a Portfolio Fund require that the Fund be subject to a “clawback” in the event of an overpayment of redemption proceeds or as a result of bankruptcy proceedings involving a Portfolio Fund.
It is likely that the legal, contractual and other authority relevant to any Reimbursement Claim will be uncertain and require the Fund, together with legal counsel, to evaluate any Reimbursement Claim and determine a course of action in a manner it considers to be in the best interests of the Fund and, if relevant and to the extent permitted under applicable law, Other BlackRock Funds. An evaluation is likely to require consideration of many competing considerations and could require consideration of the interests of both the Fund and Other BlackRock Funds and any course of action would be uncertain as to its ultimate results. Such an evaluation may be time consuming and expensive for the Fund, its shareholders and Other BlackRock Funds.
A determination to contest or pay all or a portion of a Reimbursement Claim might impact existing shareholders, former shareholders or shareholders who have partially redeemed, differently. For example, the law, contractual agreements or other arrangements between the Fund and shareholders may be different from those relevant to the Reimbursement Claim. It is likely that the Fund’s existing shareholders would bear the full cost of any Reimbursement Claim.
Joint Class
 and Series Liabilities
. Portfolio Funds may divide their shares or other interests (“Interests”) into series, classes and/or sub-classes
and issue each series, class or
sub-class
of Interests for various purposes, including to appropriately account for the applicable management and/or performance fee and subscription dates. Liabilities are typically attributed across the various series, classes or sub-classes
in accordance with a Portfolio Fund’s governing documents. However, it is often the case that a Portfolio Fund is a single legal entity and that creditors of the Portfolio Fund may enforce claims against all assets of the Portfolio Fund. Thus, holders of one or more series, classes or sub-classes
of Interests may be compelled to bear the liabilities incurred in respect of other series, classes or sub-classes
which such holders do not themselves own if there are insufficient assets attributable to the other series, classes or sub-classes
to satisfy those liabilities. Accordingly, there is a risk that liabilities of a series, class or sub-class
of Interests may not be limited to that particular series, class or sub-class
and may be required to be paid out of one or more other series, classes or sub-classes
of Interests, including a series, class or
sub-class
that may be held by the Fund, and the value of such contributing series, class or sub-class
would be reduced as a result. A Portfolio Fund’s use of leverage could (in addition to other potential circumstances) result in a series, class or sub-class
having liabilities greater than its assets, thus resulting in other series, classes or sub-classes
becoming liable for the debts incurred by such series, class or sub-class.
A Portfolio Fund’s use of currency hedging techniques in respect of one series, class or sub-class,
but not another, may also result in similar cross-class liability risks. See “Currency Hedging” below.
Disposition of Securities of Portfolio Funds
. In connection with the disposition of securities of Portfolio Funds, the Fund may be required to make representations about the business and financial affairs of the relevant Portfolio Fund typical of those made in connection with the sale of any security or business. The Fund may also be required to indemnify the purchasers of such securities of the Portfolio Fund to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the Fund.
Currency Hedging
. Where Portfolio Funds offer shares denominated in currencies other than the U.S. Dollar, the Portfolio Fund may endeavor to hedge its exposure to such currency. The Fund will have no control over the manner in which such Portfolio Fund accounts for the profits, losses, and expenses associated with such hedging activities. It is possible that there could be cross liability among all classes of shares of such Portfolio Fund, and thus, the costs associated with such hedging activities may be allocated to the class of shares held by the Fund, even when such hedging activities do not directly relate to such class in the event that the assets of the relevant class are insufficient to meet such losses and expenses. As a result, the performance of such Portfolio Fund (and, thus, the performance of the Fund) could be adversely affected. The Fund itself may also engage in currency hedging. For additional information on the Fund’s use of currency hedging, see “General Risks—Risks Related to Strategic Transactions—Hedging Transactions.”
Increasing Size and Maturity of Hedge Fund Markets
. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. The growth in recent years in the number of hedge funds and assets managed by such funds, together with the increase in other market participants may reduce the opportunities available for the Advisor and the Managers to make certain investments or adversely affect the terms upon which investments can be made. This could reduce the ability of the Fund to generate returns and/or reduce the magnitude of these returns. Historic opportunities for some or all hedge fund strategies may be eroded over time while structural and/or cyclical factors may reduce opportunities for the Advisor and the Managers temporarily or permanently.

In addition, it is possible that the Fund may have exposure to the same investment or securities through more than one Portfolio Fund. Furthermore, the applicable Managers could take opposing positions with respect to such securities and thus the Fund’s exposure to such underlying security or investment could move against each other.
Non-U.S.
Exchange Risk Exposure
. Although Portfolio Funds are typically denominated in U.S. Dollars, certain Portfolio Funds may invest in securities denominated, and may receive a portion of their income and gains, in currencies other than the U.S. Dollar. A reduction in the value of such other currencies relative to the U.S. Dollar prior to conversion into U.S. Dollars, as applicable, would adversely affect the NAV of the Portfolio Fund and correspondingly, the NAV of the Fund. The Fund currently does not expect to hedge the exchange exposure related to any Portfolio Funds. To the extent that the Managers themselves seek to hedge
non-U.S.
exchange risk exposure, they may not be able to do so.
Leveraging by Portfolio Funds
. Portfolio Funds may engage in various forms of leverage, and the Fund does not limit the use of leverage by individual Portfolio Funds or Portfolio Funds in the aggregate. Leverage can be employed in a variety of ways including direct borrowing, margining (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy securities), short selling and the use of futures, warrants, options and other derivative products. To the extent that a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of a Portfolio Fund’s (and therefore the Fund’s) net assets will decrease. The use of leverage by the Portfolio Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject.
The cumulative effect of the use of leverage by Portfolio Funds in a market that moves adversely to such Portfolio Funds could result in a substantial loss to the Fund, which would be greater than if the Portfolio Funds were not leveraged. As a result, if the Fund’s losses with respect to any Portfolio Fund were to exceed the amount of capital invested in that Portfolio Fund, the Fund could lose its entire investment. Leverage increases the risk and volatility of Portfolio Funds and, as a consequence, the Fund’s risk and volatility. To the extent that Portfolio Funds use leverage, the rates at which they can borrow will affect their returns. In the event of a sudden, precipitous drop in value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund, and therefore the losses incurred by the Fund.
In addition, although the Fund currently does not intend to, the Fund itself may enter into leverage transactions. Leverage transactions by the Fund would be in addition to any leverage transactions of Portfolio Funds and are not limited by the amount, if any, by which Portfolio Funds are leveraged or by leverage incurred by the Fund in connection with its currency hedging transactions, if any.
Use of Financing Arrangements by Portfolio Funds
. A number of Portfolio Funds depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties around the same time. For additional information regarding recent events affecting the availability of financing, see “General Risks—Risks Related to the Fund—Risks Associated with Recent Market Events.”
Brokerage Commissions and Transaction Costs
. In selecting brokers or counterparties to effect portfolio transactions, Portfolio Funds will be likely to consider such factors as price, the ability to effect the transaction, the reliability and financial responsibility and any research products or services provided. Such products and services generally may be of benefit to the Portfolio Funds in question or to other clients of the relevant Manager but may not directly relate to transactions executed on behalf of such Portfolio Fund. Accordingly, if the Manager determines in good faith that the amount of commissions or transaction fees charged by the entity is reasonable in relation to the value provided, the relevant Portfolio Funds may pay an amount greater than that charged by another entity. Moreover, if a Manager enters into “soft dollar” arrangements, there can be no assurance that such Manager will comply with the safe harbor provided by Section 28(e) of the Exchange Act (“Section 28(e)”), which provides parameters for the use of soft or commission dollars to obtain “brokerage and research” services. Although disclosure of the use of “soft dollars” is generally sufficient to avoid legal risk under U.S. federal law, there may still be legal risk to the Manager under U.S. state law if “soft dollars” are used to pay for services not covered under the Section 28(e) safe harbor.
Managers may use “soft dollars” to acquire a variety of research, brokerage and other investment-related services, for example, research on market trends, reports on the economy, industries, sectors and individual companies or issuers; credit analyses; technical and statistical studies and information; accounting and tax law interpretations; political analyses; reports on legal developments affecting Portfolio Funds; information on technical market actions; and financial and market database services. Some Managers may acquire goods or services outside of Section 28(e) that may otherwise be considered manager overhead. The use of “soft dollars” by Managers to pay for items not covered under the Section 28(e) safe harbor creates a conflict of interest between the Manager and the Portfolio Fund to the extent that such items benefit primarily or exclusively the Manager or its other clients rather than the Portfolio Fund. In addition, the availability of non-monetary
benefits not covered under the Section 28(e) safe harbor may influence the selection of brokers by the Manager. These conflicts of interest may have a detrimental effect on the Portfolio Fund and ultimately the Fund.
Concentration of Investment Portfolio
. Because Portfolio Funds may have the ability to concentrate their investments by investing an unlimited amount of its assets in a single issuer, sector, market, industry, strategy, country or geographic region, the overall adverse impact on such Portfolio Fund, and correspondingly on the Fund, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if such Portfolio Fund were not permitted to concentrate its investments to such an extent. By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, Portfolio Funds will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be. Moreover, a number of Portfolio Funds might accumulate positions in the same or a related investment at the same time, compounding such risk. In addition, the Fund is permitted to make direct investments in securities and other financial instruments that are not Portfolio Funds. It is possible for the Fund, consistent with its investment policies and election to be treated as a “regulated investment company” for U.S. federal income tax purposes, to have a portion of its assets concentrated in a single issuer or security, and thus be subject to a similar concentration risk.
Investment Strategies
. Certain of the Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Portfolio Funds’ performance, risk levels, and/or market correlation. There can be no assurance that any Manager will have success in achieving any goal related to such practices. The Managers may be unable to or may choose in their judgment not to seek to achieve such goals.
The success of a Manager’s trading activities will depend on, among other things, the Manager’s ability to identify overvalued and undervalued investment opportunities and to exploit price discrepancies in the capital markets. Identification and exploitation of the investment strategies to be pursued by a Manager involves a high degree of uncertainty. No assurance can be given that the Managers will be able to locate suitable investment opportunities in which to deploy all of a Portfolio Fund’s capital. A reduction in the volatility and pricing inefficiency of the markets in which a Manager may seek to invest, as well as other market factors, will reduce the scope for a Manager’s investment strategies.
Significant Positions
. A Portfolio Fund may acquire (i) more than 5% of a class of securities of a single issuer which would require the filing of a Schedule 13D or 13G statement with the SEC or (ii) more than 10% of a class of securities of a single issuer (which would impose certain limitations on the Portfolio Fund’s ability to trade in such securities, including the restrictions of Section 16 of the Exchange Act). The accumulation of such a significant position in the shares of a single issuer could lead to litigation or disputes in the event the Portfolio Fund desires to influence the issuer. The Manager may also seek to challenge the management of a portfolio company through a proxy contest. Such litigation or proxy contest may result in substantial expense to the Portfolio Fund, thus reducing the value of the Fund’s investment in that Portfolio Fund. In addition, the Manager may serve on the board of directors of one or more portfolio companies. As a result, the Manager would become an insider and may have access to material nonpublic information affecting the portfolio company, which may preclude the Portfolio Fund from selling its position (or acquiring additional shares) at any time when the Manager otherwise believes it would be appropriate to do so.

Moreover, a Portfolio Fund’s ability to realize value from certain of its investments may depend upon the ability of the Manager to influence the management of a portfolio company to take certain actions, including, for example, a recapitalization, restructuring, spin-off,
sale of the business or change in management. If the Manager is incorrect in its assessment of the impact such action will have on the value of a portfolio company, or if it is unsuccessful in persuading the portfolio company’s management to take the desired action, the Portfolio Fund may sustain a loss on its investment in the portfolio company, resulting in a reduction of the value of the Fund’s investment in the Portfolio Fund.
Managers Invest Independently
. The Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Managers do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Moreover, the independent nature of Managers’ investing may also result in Managers holding the same or similar positions and, to the extent Managers do, in fact, hold the same or similar positions, the Fund’s indirect exposures to such positions through its investments in Portfolio Funds may be more concentrated (and thus more risky and volatile) than if such investments were coordinated. In addition, Managers are compensated based on the performance of Portfolio Fund portfolios. Accordingly, there often may be times when a particular Manager may receive incentive compensation in respect of a Portfolio Fund for a period even though the Fund’s NAV may have decreased during such period. Furthermore, it is possible that from time to time, various Managers selected by the Advisor may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net result.
Non-U.S.
Regulatory Risk
.
Non-U.S.
rules or legislation regulating Managers and Portfolio Funds may be adopted and the possible scope of any such rules or legislation is unknown. For example, the EU Alternative Investment Fund Managers Directive (“AIFMD”) regulates Managers domiciled in the EU and Managers that manage Portfolio Funds domiciled or marketed in the EU. AIFMD imposes certain requirements and restrictions on such Managers, which differ based on the domicile of the applicable Manager and Portfolio Fund and the circumstances under which a Portfolio Fund is marketed in the EU. Such requirements and restrictions may include disclosure and transparency obligations, capital adequacy, valuation and depositary requirements, leverage and investment restrictions, other conduct of business requirements and tax requirements. As a result of AIFMD, a Manager may be restricted from marketing Portfolio Funds in the EU, may incur potentially significant increased operating costs, may be unable to engage in certain activities that it otherwise would have and/or may be subject to other adverse consequences.
Custom Funds
. Other clients of the Advisor or its affiliates, and the Advisor or its affiliates as principals, may invest with Managers through various pooled separate account arrangements and/or other custom fund arrangements (“Custom Funds”). In many cases, other clients of the Advisor will invest with the same Managers as the Fund, but through a Custom Fund rather than as an investor in the Manager’s Portfolio Fund in which the Fund will invest. The Fund is not eligible to participate in Custom Funds due to certain regulatory restrictions under the 1940 Act. The Advisor may make different investment decisions as between a Custom Fund and a Portfolio Fund when determining to invest with a Manager on behalf of another client with a substantially similar investment objective and investment program as the Fund since such other clients will not be subject to the regulatory restrictions under the 1940 Act that prohibit the Fund’s participation in Custom Funds. Custom Funds may offer other clients of the Advisor or its affiliates different investment attributes, fees and/or liquidity as compared to a Portfolio Fund advised by the same Manager in which the Fund will invest.
The Fund’s inability to participate in Custom Funds may result in other clients of the Advisor or its affiliates investing with a Manager under terms substantially different, and potentially more favorable than, the terms on which the Fund may invest in that same Manager’s Portfolio Fund. As a consequence, the Fund may not realize as high a return as other clients of the Advisor and its affiliates that are permitted to participate in Custom Funds. Furthermore, the Fund may experience higher fees, more restrictive redemption terms and less favorable investment terms than other clients of the Advisor and its affiliates that are permitted to participate in Custom Funds.
Government Investigations
. Aggressive insider trading probes by federal authorities, including the SEC and the Department of Justice, have occurred in the past and may recur in the future. The implication of any of the Managers in an insider trading probe is likely to have an immediate and material adverse effect on such Managers and may result in investors seeking to redeem en masse from any such Manager’s Portfolio Funds, thereby materially impairing the value and liquidity of the Fund’s positions in such Portfolio Funds. Any such mass redemption requests are likely to result in Managers liquidating Portfolio Funds’ holdings at inopportune times and/or prices and are likely to result in suspensions
of redemptions and/or the imposition of redemption gates.
Risks Related to Strategic Transactions
This section discusses risks relating to the types of Strategic Transactions that are expected to be made by the Fund or by the Portfolio Funds. It is possible that Portfolio Funds or the Fund will engage in a Strategic Transaction that is not described below, and any such Strategic Transaction will be subject to its own particular risks. Furthermore, Strategic Transactions involve counterparty risk (i.e., the risk that the counterparty fails to fulfill its contractual obligations under the terms of the instrument) and such instrument may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor, which is described in more detail in “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Counterparty Risk.” For purposes of this discussion, risks related to the activities of the Advisor and the Fund should generally be interpreted to include the activities of Managers and Portfolio Funds, and risks related to the activities of the Managers and the Portfolio Funds should generally be interpreted to include the activities of the Advisor and the Fund.
General
. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. There are significant risks that apply generally to derivatives transactions, including:

•
Correlation Risk
—the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure. There are a number of factors which may prevent a derivative instrument from achieving the desired correlation (or inverse correlation) with an underlying asset, rate or index, such as the impact of fees, expenses and transaction costs, the timing of pricing, and disruptions or illiquidity in the markets for such derivative instrument.

•
Counterparty Risk
—the risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Fund. In particular, derivatives traded in over-the-counter
(“OTC”) markets often are not guaranteed by an exchange or clearing corporation and often do not require payment of margin, and to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. The Fund will typically attempt to minimize counterparty risk by engaging in OTC derivatives transactions only with creditworthy entities that have substantial capital or that have provided the Fund with a third-party guaranty or other credit support. When a Fund enters into a derivatives transaction that is centrally cleared (whether mandatorily or voluntarily), the Fund is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and increasingly fewer clearing members. It is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, a Fund will not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers by account class for cleared derivatives. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member.

•	Credit Risk —the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

•	Currency Risk —the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•
Illiquidity Risk
—the risk that certain securities or instruments may be difficult or impossible to sell at the time or at the price desired by the Fund in connection with payments of margin, collateral, or settlement payments. There can be no assurance that the Fund will be able to unwind or offset a derivative at its desired price, in a secondary market or otherwise. It may, therefore, not be possible for the Fund to unwind its position in a derivative without incurring substantial losses (if at all). The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, certain derivatives traded in OTC markets, including swaps and OTC options, involve substantial illiquidity risk. The Fund will, therefore, acquire illiquid OTC derivatives (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Advisor anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved to the daily limit on a number of consecutive trading days with little to no trading. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

•
Index Risk
—if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below the price that the Fund paid for such derivative.

•	Legal Risk —the risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

•
Leverage Risk—
the risk that the Fund’s derivatives transactions can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Risk
—the risk that changes in the value of one or more markets or changes with respect to the value of the underlying asset will adversely affect the value of a derivative. In the event of an adverse movement, the Fund may be required to pay substantial additional margin to maintain its position or the Fund’s returns may be adversely affected.

•	Operational Risk —the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.

•
Valuation Risk
—the risk that valuation sources for a derivative will not be readily available in the market. This is possible especially in times of market distress, since many market participants may be reluctant to purchase complex instruments or quote prices for them.

•	Volatility Risk —the risk that the value of derivatives will fluctuate significantly within a short time period.
Rule
18f-4
Under the 1940 Act
.
Rule
18f-4
under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities”

under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end
funds, including the Fund, from issuing or selling any “senior security” representing indebtedness (unless the fund maintains 300% “asset coverage”) or any senior security representing stock (unless the fund maintains 200% “asset coverage”).
Under Rule
18f-4,
“Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse
tender option bonds, and borrowed bonds), if the Fund elects to treat all of these transactions as Derivatives Transactions under Rule
18f-4;
and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule
18f-4
under the 1940 Act with respect to its Derivatives Transactions. Rule
18f-4,
among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk
(“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of the Independent Trustees, and periodically reviews the DRMP and reports to the Board.
Rule
18f-4
provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule
18f-4)
and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Dodd-Frank Act Risk
. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Fund may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Fund to enter into swap transactions and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Fund may also be limited if the swap transactions with the Fund are subject to the swap regulation under the Dodd-Frank Act.
Hedging Transactions
. A Portfolio Fund may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.
When engaging in a hedging transaction, a Portfolio Fund may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Portfolio Fund from achieving the intended hedge or expose the Portfolio Fund to a risk of loss. A Portfolio Fund may also determine not to hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because it does not foresee the occurrence of the risk. It may not be possible for a Portfolio Fund to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Portfolio Fund from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge at all against certain risks.
Option Transactions
. A Portfolio Fund may engage in option transactions. The purchase or sale of an option involves the payment or receipt of a premium payment by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security or other instrument for a specific price at a certain time or during a certain period. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. Purchasing options involves the risk that the underlying instrument does not change price in the manner expected, so that the option expires worthless and the investor loses its premium. Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security in excess of the premium payment received.
A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund, during the term of the option, to possible loss of opportunity to realize appreciation in the market price of the underlying security and to the possibility that it might hold the underlying security in order to protect against depreciation in the market price of the security during a period when it might have otherwise sold the security. The seller of a covered call option assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option.
A covered put option is a put option with respect to which the seller has a short position in the underlying security. The seller of a covered put option assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. If the seller of the put option owns a put option covering an equivalent number of shares with an exercise price equal to or greater than the exercise price of the put written, the position is “fully hedged” if the option owned expires at the same time or later than the option written. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.
A Portfolio Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund would generally make a similar “closing sale transaction,” which involves liquidating its position by selling the option previously purchased. However, if deemed advantageous, a Portfolio Fund would be entitled to exercise the option.
There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter
or on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation (“OCC”) may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.
Commodities, Financial Futures Contracts and Options Thereon
. Certain of the Portfolio Funds may invest in financial futures contracts and in options thereon. The Fund may also be subject to risks related to a direct investment in commodities through its investments in Portfolio Funds.
A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security or commodity for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation (i.e., by entering into an offsetting transaction). Futures contracts have been designed by boards of trade which have been designated “contract markets” by the CFTC.
Commodity and financial markets are highly volatile because of the low margin deposits normally required in futures trading and because a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the “daily limit.” Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless a Portfolio Fund is willing to effect trades at or within the limit, which may hinder the ability of the Portfolio Fund to trade.
The profitability of such an investment depends on the ability of the Managers to analyze correctly the commodity markets, which are influenced by, among other things, changing supply and demand relationships, weather, changes in interest rates, trade policies, world political and economic events, and other unforeseen events. Such events could result in large market movements and volatile market conditions and create the risk of significant loss. A variety of possible actions by various government agencies can also inhibit profitability or can result in loss. In addition, activities by the major power producers can have a profound effect on spot prices which can, in turn, substantially affect derivative prices, as well as the liquidity of such markets. Moreover, investments in commodity and financial futures and options contracts involve additional risks including, without limitation, leverage (margin is usually only 5%–15% of the face value of the contract and exposure can be nearly unlimited). The CFTC and futures exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in particular commodity or financial futures contracts. All of the positions held by all accounts owned or controlled by a Portfolio Fund will be aggregated for the purposes of determining compliance with position limits. It is possible that positions held by a Portfolio Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and profitability of the Portfolio Fund.
A Portfolio Fund may invest in commodity futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets. This is the case even if the exchange is formally “linked” to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs. In addition, funds received from a Portfolio Fund to margin futures transactions may not be provided the same protections as funds received to margin futures transactions on established exchanges.
The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more or less than the price of the hedged security, a Portfolio Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Portfolio Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Portfolio Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically lower than that of the futures contracts.

The particular securities comprising the index underlying a securities index financial futures contract may vary from the securities held by a Portfolio Fund. As a result, a Portfolio Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Portfolio Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Portfolio Fund’s investments as compared to those comprising the securities index and general economic or political factors. In addition, the correlation between movements in the value of the securities index may be subject to change over time as additions to and deletions from the securities index alter its structure. The correlation between futures contracts on U.S. government securities and the securities held by a Portfolio Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Portfolio Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.
A Portfolio Fund may liquidate futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, a Portfolio Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Portfolio Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on a Portfolio Fund’s ability to hedge effectively its investments in securities. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges described above. Prices have in the past moved beyond the daily limit on a number of consecutive trading days.
Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Portfolio Fund of margin deposits in the event of bankruptcy of a broker with which the Portfolio Fund has an open position in a financial futures contract.
Forward Contracts
. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by a Portfolio Fund due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which a Manager would otherwise recommend, to the possible detriment of a Portfolio Fund. Market illiquidity or disruption could result in major losses to a Portfolio Fund.
Swap Agreements
. A Portfolio Fund may enter into equity, interest rate, index, currency rate, total return, credit default and other types of swap agreements. The transactions are entered into in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.
Swap agreements are
two-party
contracts entered into primarily by institutional investors for periods ranging from a few days to more than a year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if a Portfolio Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio Fund’s portfolio.
A Portfolio Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable
premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed upon terms.
Most swap agreements entered into by a Portfolio Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Portfolio Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive. If a swap agreement calls for payments by the Portfolio Fund, it must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Portfolio Fund. Swap agreements may be subject to new or increased government regulation as discussed in “General Risks—Risks Related to the Fund—Regulation and Government Intervention Risk” and “General Risks—Risks Related to Strategic Transactions—Dodd-Frank Act Risk” and the effects of such regulation cannot be predicted. In addition to the risks applicable to swaps generally (including counterparty risk, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Synthetic Participation in a Portfolio Fund
. The Advisor may utilize Strategic Transactions to replicate, modify or replace the economic attributes associated with Portfolio Funds. The Fund may be exposed to additional risks if the Advisor uses Strategic Transactions as a means to implement synthetically the Fund’s investment strategies with respect to Portfolio Funds. If the Fund enters into a Strategic Transaction whereby it agrees to receive the return of a Portfolio Fund, it typically will contract to receive such returns for a predetermined period of time. During such period, the Fund may not have the ability to increase or decrease its exposure. In addition, such Strategic Transactions will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such Strategic Transactions prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a materially adverse manner. Furthermore, Strategic Transactions typically contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events. Such events may include a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Fund’s returns could be adversely affected as they would lose the benefit of the indirect exposure to the reference securities, and they may incur significant termination expenses.
In the event the Fund seeks to participate in a Portfolio Fund through the use of such Strategic Transactions, the Fund would not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying Portfolio Fund. Accordingly, the Fund would not participate in matters submitted to a vote of the investors in such Portfolio Fund. In addition, the Fund would not receive all of the information and investor reports that the Fund would receive in connection with a direct investment in the Portfolio Fund. Further, the Fund would pay the counterparty to any such Strategic Transaction structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain tax aspects of such customized derivative instruments are uncertain and, if the Fund’s tax treatment of such instruments is challenged successfully by tax or other regulatory authorities in the applicable country or jurisdiction, a shareholder’s return could be adversely affected. The Fund has not obtained any opinion or other advice with respect to tax consequences in the United States or any other jurisdiction relating to the Fund or an investment therein with respect to such Strategic Transactions.

Structured Instruments Risks
. A Portfolio Fund may invest in structured products, including structured notes, credit-linked notes (“CLNs”) and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. A Portfolio Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by a Portfolio Fund.
While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other fixed income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments may also involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, a Portfolio Fund’s use of structured instruments may not work as intended.

•
Structured Notes
. A Portfolio Fund may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Investments in structured notes involve risks, including credit risk and market risk. Where a Portfolio Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

•
Event-Linked Securities
. A Portfolio Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked securities are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Event-linked exposure results in gains or losses that typically are contingent upon, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Unlike other insurable low-severity,
high-probability events, the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical event-linked security are exposed to the risks from high-severity, low-probability
events such as that posed by major earthquakes or

hurricanes. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Portfolio Fund may lose a portion of or its entire principal invested in the bond or the entire notional amount of a swap. In the case of an event, a payment will be made to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. Event-linked securities can be structured to pay-off
on three types of variables—insurance-industry catastrophe loss indices, insure-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of event-linked securities may be difficult to assess.

Event-linked exposure often provides for an extension of maturity to process and audit loss claims when a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Portfolio Fund to certain other risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.
Catastrophe-related event-linked securities have been in use since the 1990s, and the securitization and risk-transfer aspects of such event-linked securities are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain event-linked securities, which may impair the ability of a Portfolio Fund to realize full value in the event of the need to liquidate such assets.

•
Equity-Linked Notes
. Equity-linked notes are hybrid securities with characteristics of both fixed income and equity securities. An equity-linked note is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. Instead of paying a predetermined coupon, equity-linked notes link the interest payment to the performance of a particular equity market index or basket of stocks or commodities. The interest payment is typically based on the percentage increase in an index from a predetermined level, but alternatively may be based on a decrease in the index. The interest payment may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. Equity-linked notes generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.

•
Credit-Linked Notes
. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

When-Issued and Forward Commitment Securities
. A Portfolio Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of its right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Securities purchased on a when-issued or delayed delivery basis may expose a Portfolio Fund to risk of counterparty default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. A Portfolio Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Off-Exchange
Transactions
. The derivative instruments that may be purchased or sold by a Portfolio Fund may include instruments not traded on an exchange. The risk of nonperformance by the counterparty to an instrument may be greater than, and the ease with which a Portfolio Fund can dispose of or enter into closing transactions with respect to an instrument may be less than, the risk associated with an exchange traded instrument. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange.

The absence of liquidity may make it difficult or impossible for a Portfolio Fund to sell such instruments promptly at an acceptable price. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions. Because derivatives traded in over-the-counter
(“OTC”) markets generally are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio Fund has unrealized gains in such instruments or has deposited collateral with its counterparties a Portfolio Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations.
Off-exchange
transactions are also subject to legal risks, such as the legal incapacity of a counterparty to enter into a particular contract or the declaration of a class of contracts as being illegal or unenforceable.
Clearing Broker and Central Clearing Counterparty Risks
. A Portfolio Fund may deposit funds required to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be freely accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulations. There is a risk that assets deposited by a Portfolio Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Portfolio Fund’s clearing broker. In addition, the assets of a Portfolio Fund might not be fully protected in the event of the Portfolio Fund’s clearing broker’s bankruptcy, as the Portfolio Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, all customer funds held at a clearing organization in connection with any futures or options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting
customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, a Portfolio Fund would not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Portfolio Fund with the clearing organization.
Legal or Regulatory Risks
. Strategic Transactions may be subject to additional legal or regulatory risks, including changing applicable laws and regulations, developing or differing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. The regulatory and tax environment for derivative and related instruments is evolving and may be subject to government or judicial action which may adversely affect the value of investments held by a Portfolio Fund (and, therefore, the Fund). The effect of any future regulatory or tax change on the Fund and/or the Portfolio Funds is impossible to predict but could be substantial and adverse.
At any time after the date hereof, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund and/or the Portfolio Funds. Changing approaches to regulation may have a negative impact on the securities in which the Fund and/or a Portfolio Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund and/or the Portfolio Funds or will not impair the ability of the Fund and/or the Portfolio Funds to achieve their respective investment objectives. In addition, as new rules and regulations resulting from the passage of the Dodd-Frank Act are implemented and new international capital and liquidity requirements are introduced under the Basel III Accords, the market may not react the way the Manager expects. Whether the Fund achieves its investment objective may depend on, among other things, whether the Advisor correctly forecasts market reactions to any legislation. In the event the Advisor incorrectly forecasts market reaction, the Fund may not achieve its investment objective.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Outstanding Securities of the Fund
The following table sets forth information related to each class of authorized securities for the Fund as of June 30, 2026 (excluding fractional
Shares).

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding Exclusive of Amount Held for Fund’s Own Account
Common Shares of Beneficial Interest	Unlimited	None	12,392,041.55
Class A Shares	Unlimited	None	9,826,372.96
Class I Shares	Unlimited	None	2,565,668.59

Risks Related to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund
Non-Diversified
Status
. The Fund is a
“non-diversified”
investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of the Fund’s assets that may be invested in the securities of any one issuer. Although the Advisor follows a general policy of seeking to spread the Fund’s capital among multiple Portfolio Funds, the Advisor may depart from such policy from time to time and one or more Portfolio Funds may be allocated a relatively large percentage of the Fund’s assets. As a consequence of a large investment in a particular Portfolio Fund, losses suffered by such Portfolio Fund could result in a larger reduction in the Fund’s NAV than if such capital had been more proportionately allocated among a larger number of Portfolio Funds.
Decision-Making Authority
. Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, who in turn, has delegated the day-to-day
management of the Fund’s investment activities to the Advisor, subject to oversight by the Board.
Reliance on the Advisor Risk
. The success of the Fund is dependent on the expertise of the Advisor and its ability to select Portfolio Funds managed by successful Managers. There can be no assurance that the Advisor will be successful in doing so. In addition, the Advisor is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Fund. If the Advisor is removed, resigns or otherwise no longer serves as the investment adviser of the Fund, a large number of the Fund’s investments in Portfolio Funds may be required to be liquidated or such Portfolio Funds may otherwise become unavailable to the Fund, which may have an adverse impact on the Fund’s investment performance.
Management Risk
. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor and the Fund’s portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Manager Selection Risk
. The Fund’s ability to achieve its investment objective depends upon the Advisor’s skill in determining the Fund’s allocation among Portfolio Funds and in selecting the best mix of Managers. The value of your investment may decrease if the Advisor’s judgment about the attractiveness, value or market trends affecting a particular Manager or Portfolio Fund Strategy is incorrect. The various Portfolio Fund Strategies may not always be complementary, which could adversely affect the performance of the Fund.

Reliance on Service Providers Risk
. The Fund relies upon the performance of service providers to perform various functions. In particular, the Advisor, the Administrator and the Custodian and their respective delegates, if any, perform services that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.
Information Technology Systems Risk
. The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor and the Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund and Portfolio Funds. Information technology systems are also used to trade in the underlying investments of the Portfolio Funds. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s or a Manager’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Fund.
Misconduct of Employees and of Service Providers
. Misconduct or misrepresentations by employees of the Advisor, Managers or service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund or Portfolio Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s or a Portfolio Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.
Failure to Qualify as a RIC or Satisfy Distribution Requirement
. To qualify for and maintain RIC qualification under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet the following annual distribution, source-of-income
and asset diversification requirements.

•
The annual distribution requirement for a RIC will be satisfied if the Fund distributes to shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•
The
source-of-income
requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•
The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these diversification requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because substantially all of the Fund’s investments will be in Portfolio Funds, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

For the purpose of satisfying certain of the requirements for qualification as a RIC, the Fund may be required to “look through” to the character of the income, assets and investments held by certain Portfolio Funds in which the Fund has acquired an interest that are classified as partnerships for U.S. federal income tax purposes. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Portfolio Funds in which the Fund can acquire an interest. Furthermore, although the Fund expects to receive information from each Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.
If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
Even if the Fund meets all necessary requirements to maintain its RIC tax treatment, including the 90% distribution requirement described above, the Fund may still be subject to a 4% nondeductible U.S. federal excise tax on certain of its undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year
period ending October 31 in that calendar year and (3) any income recognized, but not distributed, in preceding years. The Fund will not be subject to excise taxes on amounts on which it is required to pay corporate income taxes (such as retained net capital gains).

Risks Related to the Funds Investments in PFICs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Investments in PFICs
.
The Fund anticipates that a significant portion of the Portfolio Funds in which it invests will be treated as “passive foreign investment companies” (“PFICs”) for U.S. federal income tax purposes. The Fund will be subject to certain risks associated with its strategy of investing in PFICs. For example, the special rules governing PFICs will generally require the Fund to recognize taxable income without a corresponding receipt of cash. Since the Fund will recognize taxable income without a corresponding receipt of cash by reason of investing in PFICs, the Fund will have greater difficulty satisfying its annual distribution requirements in order to qualify for taxation as a RIC. Even if the Fund remains qualified as a RIC, it will be subject to corporate level income and excise taxes on taxable income (and gain), including taxable income without a corresponding receipt of cash, that the Fund does not distribute to holders of its Shares. Although the Fund intends to borrow funds or to redeem a sufficient amount of its investments in PFICs to meet the distribution requirements to maintain its qualification as a RIC and minimize U.S. federal income and excise taxes, no assurance can be given in this regard.
The Fund may, to the extent possible under certain circumstances, elect to treat a PFIC as a qualified electing fund (a “QEF”), which would result in the Fund’s recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, regardless of whether the PFIC makes a distribution to the Fund.
To the extent the Fund cannot elect QEF treatment or to the extent such treatment is not optimal, the Fund may elect to “mark to market” shares that it holds in PFICs at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year over their adjusted basis. Any mark-to-market
losses the Fund recognizes with respect to its investments in PFICs will be treated as ordinary losses. Any loss from the Fund’s actual sale of PFIC shares with respect to which the Fund has made a mark-to-market
election will be treated as ordinary loss to the extent of any net (i.e., unreversed)
mark-to-market
gains included in the Fund’s gross income for prior taxable years with respect to such PFIC shares, and the balance of such loss (if any) will generally be treated as a capital loss. The Fund, however, would not likely get the benefit of any such capital loss unless it had capital gains from other sources, such as from PFICs subject to QEF treatment, as a capital loss can only be used to offset a capital gain. The Fund will not be able to use a capital loss against income from PFICs subject to the PFIC mark-to-market
rules, because such PFICs do not generate any capital gains. Although a RIC is permitted to carry forward a net capital loss, a RIC is not permitted to carry forward a net operating loss. Accordingly, to the extent any mark-to-market
PFIC losses, including losses from the Fund’s actual sales of PFIC shares, create or increase a net operating loss of the Fund for a given taxable year, the Fund will not realize any tax benefit from such PFIC losses because the Fund will not be allowed to carry forward such PFIC losses to offset taxable income in future taxable years. In addition, the Fund will be required to reduce its adjusted tax basis in its PFIC shares by the amount of mark-to-market
PFIC losses even if the Fund realizes no tax benefit from such mark-to-market
PFIC losses, which would be the case if such
mark-to-market
PFIC losses create or increase a net operating loss of the Fund. In this situation, the Fund’s future gross income will be increased (or its future loss will be decreased) by reason of any reduction of the Fund’s adjusted tax basis in its PFIC shares for such unusable mark-to-market
PFIC losses. Thus, unusable
mark-to-market
PFIC losses and unusable losses from the Fund’s actual sales of PFIC shares produce the adverse tax result of double taxation to the Fund and thus holders of its Shares.
For a more complete description of these and other tax considerations, see “Certain U.S. Federal Income Tax Considerations” below.
Legal, Tax and Regulatory Risks
. Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund.
The regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds, including tax regulation applicable thereto, may materially adversely affect the ability of the Fund or a Portfolio Fund to pursue its investment objectives or strategies. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Portfolio Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Managers or the Advisor in order to seek to obtain higher returns. The Portfolio Funds may be established in jurisdictions where no or limited supervision is exercised on such Portfolio Funds by regulators. In such jurisdictions, investor protection may be less efficient than if supervision were exercised by a regulator. If regulators were to adopt leverage limitations for hedge funds, these funds may not be able to earn the same returns they earned in the past.
The current presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify
macroeconomic and political risks with potentially
far-reaching
implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.
Operational Risk
and Technology Risks
.
The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning, which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.

Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Recent advances in artificial intelligence and machine learning technology pose risks to the Fund and its portfolio investments. These advancements could harm the Fund and its portfolio investments by reducing the demand for both the technology and software offerings of the Fund’s portfolio investments. Additionally, these advancements could significantly disrupt the Fund’s portfolio investments and subject them to increased competition, which could have a material adverse effect on business, financial condition, and results of operations. Artificial intelligence and machine learning technology advancements, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets.
The Fund and its portfolio investments could be exposed to the risks of artificial intelligence and machine learning technology if third-party service providers or any counterparties, whether or not known to the Fund, also use artificial intelligence and machine learning technology in their business activities. The Fund and its service providers may not be in a position to control the use of artificial intelligence and machine learning technology in third-party products or services.
Use of artificial intelligence and machine learning technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party artificial intelligence and machine learning technology applications and users.
Independent of its context of use, artificial intelligence and machine learning technology is generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into the models that artificial intelligence and machine learning technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error, or could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of artificial intelligence and machine learning technology. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. To the extent that the Fund or its portfolio investments are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.
Regulations related to artificial intelligence and machine learning technology could also impose certain obligations and costs related to monitoring and compliance. For example, in April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, in 2024, the EU adopted the Artificial Intelligence Act, which applies to certain artificial intelligence and machine learning technology and the data used to train, test, and deploy them, which may create additional compliance burdens, higher administrative costs, and significant penalties should the Fund, the adviser, or the Fund’s portfolio investments fail to comply.

Artificial intelligence and machine learning technology and its applications, including in the investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. The full extent of current or future risks related thereto is not possible to predict, and the Fund may not be able to anticipate, prevent, mitigate, or remediate all of the potential risks, challenges, or impacts of such changes.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Regulation as a Commodity Pool
. The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. Due to the Fund’s and Portfolio Funds’ potential use of CFTC Derivatives above the prescribed levels, the Fund will be considered a “commodity pool” under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor has registered as a “commodity pool operator” and is subject to CFTC regulations in respect of the Fund. Compliance with the CFTC’s regulatory requirements could increase the Fund’s expenses, adversely affecting the Fund’s total return.
Risks Associated with Recent Market Events
. In 2022 and 2023, the Federal Reserve raised interest rates eleven times as part of its efforts to address rising inflation. Certain foreign central banks similarly tightened monetary policy during this period. Beginning in September 2024, the Federal Reserve began lowering interest rates, cutting the federal funds rate six times through December 2025. The Federal Reserve held the federal funds rate steady in the first quarter of 2026, though further rate changes may occur depending on economic conditions, including the pace of inflation and the state of the labor market. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors, including trade policy, fiscal policy and geopolitical developments, could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets, which could negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.
In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.
Regulation and Government Intervention Risk
. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Portfolio Funds invest in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio Funds and/or the Fund is regulated. Such legislation or regulation could limit or preclude a Portfolio Fund’s and/or the Fund’s ability to achieve its investment objectives.
The 1940 Act Regulations
. The Fund is a registered
closed-end
investment company and as such is subject to regulations under the 1940 Act. Generally speaking, any contract or provision thereof that is made in violation of the 1940 Act or any rule or regulation thereunder, or where performance involves a violation of the 1940 Act or any rule or regulation thereunder, is unenforceable by either party unless a court finds otherwise.
Significant Financial Intermediaries
. To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Fund. To the extent that such financial intermediary exercises collective influence over such investors’ decisions to request repurchase of Shares, the Fund may make larger tender offers than would otherwise be the case. Substantial acceptance of the Fund’s offers to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the performance of the Fund and the value of the Shares.
Similarly, if such financial intermediaries exercise collective influence over such investors’ voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the investment adviser to the Fund. If effected, such changes could have a material adverse effect on the performance of the Fund and the value of the Shares.
Securities Lending Risk
. The Fund may lend securities to financial institutions. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Advisor, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Additionally, substitute payments received by the Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non-corporate
shareholders provided certain other requirements are satisfied. The securities lending agent will take into account the tax effects on shareholders caused by these differences in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt
securities loaned out will generally not be
tax-exempt
income.
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable upon lender default, to bank borrowers. The Fund may provide additional protections to bank borrowers, where permitted pursuant to the Fund’s investment policies and if BlackRock believes doing so is in the best interest of the Fund.
Counterparty Arrangements
. In selecting counterparties to transactions in which the Fund will engage, including but not limited to, currency hedging transactions and borrowings under lines of credit it may have in place, the Advisor has the authority to and will consider a variety of factors in addition to the price associated with such transactions. Considerations may include, but are not limited to: (a) the ability of the counterparty to (i) provide other products and services, (ii) accept certain types of collateral and provide multiple products or services linked to such collateral or (iii) execute transactions efficiently and (b) the counterparty’s facilities, reliability and financial responsibility. If the Advisor determines that the counterparty’s transaction costs are reasonable overall, the Fund may incur higher transaction costs than it would have paid had another counterparty been used. The Advisor will periodically re-evaluate
its assessment of the selected counterparty. Subject to any applicable regulatory frameworks and the terms of the Fund’s governing documents, counterparties to such transactions may be affiliates of, or service providers to, the Fund or the Advisor, and thus such transactions may be subject to a number of potential conflicts of interest.
ERISA Matters
. Many pension and profit sharing plans, IRAs and other
tax-advantaged
retirement funds are subject to provisions of the Code, ERISA or both, which may be relevant to a decision whether such an investor should invest in the Fund. There may, for example, be issues regarding whether such an investment is “prudent” or whether it results in “prohibited transactions.” Legal counsel should be consulted by such an investor before investing in the Fund.
Anti-Takeover Provisions in the Agreement and Declaration of Trust
. The Fund’s Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. In the unlikely event that Shares of the Fund were listed on a national securities exchange, these provisions could deprive the shareholders of opportunities to sell their Shares at a premium over NAV.
Environmental, Social and Governance (“ESG”) Integration
. Although the Fund does not seek to implement a specific sustainability objective, strategy or process unless disclosed in this Prospectus, Fund management will consider ESG factors as part of the investment process for the Fund. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Fund’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment.
Certain of these considerations may affect the Fund’s exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Special Purpose Acquisition Companies
.
The Fund may invest in stock, warrants, rights and other interests issued by special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities, including the “founder’s” shares and warrants described below. A SPAC is a publicly traded company that raises investment capital via an IPO for the purpose of identifying and acquiring one or more operating businesses or assets. In connection with forming a SPAC, the SPAC’s sponsors acquire “founder’s” shares, generally for nominal consideration, and warrants that will result in the sponsors owning a specified percentage (typically 20%) of the SPAC’s outstanding common stock upon completion of the IPO. At the time a SPAC conducts an IPO, it has selected a management team but has not yet identified a specific acquisition opportunity. Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established
period of time, the invested funds are returned to the SPAC’s public shareholders, the warrants expire, and the “founder’s” shares and such warrants become worthless. Because SPACs and similar entities are in essence “blank check” companies without operating histories or ongoing business operations (other than identifying and pursuing acquisitions), the potential for the long term capital appreciation of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Fund invests will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may ultimately lead to an increase in the volatility of their prices following the acquisition. In addition, some of these securities may be considered illiquid and/or subject to restrictions on resale.

Risks Related to an Investment in the Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in the Shares
General
. An investment in the Shares carries the risk of loss of capital. An investment in the Shares represents an indirect investment in the Portfolio Fund interests owned by the Fund, and the value of these interests, and in turn, the Shares, will move up or down, sometimes rapidly and unpredictably. Shareholders may receive back less than the value of their initial investment or could even lose all of their investment.
Illiquidity of Shares
. The Fund has been established as a
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end
funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities, while a closed-end
fund, such as the Fund, may invest all or all or substantially all of its assets in illiquid investments (as is the Fund’s investment practice). The Advisor believes that investment opportunities exist in the market for Portfolio Funds, which are generally illiquid.
Shareholders will have no right to have their Shares redeemed or repurchased by the Fund at any time. The Fund is not an “interval fund” within the meaning of Rule
23c-3
under the 1940 Act. While the Fund expects to offer to repurchase Shares from shareholders from time to time, no assurance can be given that these repurchases will occur as scheduled or at all because repurchases, including the amounts thereof, will be conducted at the sole discretion of the Board. The Fund may be less likely to conduct tender offers during periods of exceptional market conditions or when Portfolio Funds suspend redemptions. Accordingly, there may be years in which no tender offer is made and shareholders may be unable to realize their investment at NAV or at all.
No Market Currently Exists for the Shares
. The Shares are not and will not be listed on any national securities exchange, and the Fund does not anticipate that a secondary market will develop for the Shares. None of the Fund, the Advisor, the Distributor or the financial intermediaries intends to make a market in the Shares, and the Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the substantial risks involved in investing in the Fund. The Fund is not an appropriate investment for investors who desire the ability to reduce their investment to cash on a timely basis.
Repurchases of Shares; Liquidation Scenarios
. The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. There can be no assurance that the Board will authorize any tender offers and, as a result, there can be no assurance that shareholders will be provided with any liquidity in respect of their investment in the Fund. Moreover, the Fund may tender for fewer Shares than investors may wish to sell, resulting in the proration of investor repurchases. The Shares are appropriate only for those investors who do not require a liquid investment and who are aware of the substantial risks involved in investing in the Fund. The Fund is not an appropriate investment for investors who desire the ability to reduce their investment to cash on a timely basis.
There will be a substantial period of time between the date as of which shareholders must accept the Fund’s offer to repurchase their Shares and the date such shareholders can expect to receive payment for their Shares from the Fund. During this period investors will be subject to the risk that the Fund becomes unable to meet its obligations. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that the Fund accepts such Shares for repurchase and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to accept the Fund’s offer to repurchase its Shares without the benefit of having current information regarding the value of the Shares on a date proximate to the date on which the Shares are valued by the Fund for purposes of effecting such repurchases. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect investors who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. Payment for repurchased Shares in the Fund may require the liquidation of investments in Portfolio Funds earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the ability of the Fund to conduct future tender offers and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, shareholders who choose not to tender into one of the Fund’s repurchase offers will hold investments in a Fund whose portfolio may become increasingly illiquid, particularly in a situation where the Fund experiences net repurchases (i.e., repurchases exceed subscriptions). As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, resulting in losses to the Fund and its shareholders. See “—Risks Related to Portfolio Funds—Portfolio Valuation”, below.
Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the ability of the Fund to conduct future tender offers and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, shareholders who choose not to tender into one of the Fund’s repurchase offers will hold investments in a Fund whose portfolio may become increasingly illiquid, particularly in a situation where the Fund experiences net repurchases (i.e., repurchases exceed subscriptions). As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, resulting in losses to the Fund and its shareholders. See “—Risks Related to Portfolio Funds—Portfolio Valuation”, below.
In a scenario where the Fund’s portfolio is becoming increasingly illiquid, the Board may determine not to make repurchase offers and/or may determine that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Pursuant to the Fund’s Agreement and Declaration of Trust, the dissolution of the Fund requires the affirmative vote of at least 80% of the Fund’s Trustees. If the Board were to vote to dissolve and liquidate the Fund in such a scenario, the Fund’s portfolio would likely be substantially illiquid and the Advisor would not likely be able to liquidate the Fund’s remaining assets in a short period of time. Rather, the Fund’s assets would likely be liquidated over an extended period of time, which could amount to several years or longer and, during such a liquidation period, shareholders remaining in the Fund—i.e., shareholders who had not tendered their Shares for repurchase prior to the Board’s determination to suspend tender offers and/or dissolve the Fund—would be subject to, among other risks, (i) the risk that these remaining assets may fluctuate in value prior to their ultimate disposition, (ii) the risk that the Fund may not realize what it believes to be the optimal value for such assets upon their disposition, (iii) the risk that the Fund may be forced to dispose of assets at a loss or may not be able to realize any significant profit from the investment position, and (iv) the risk that the Fund may lose the entire value of an investment upon its disposition. Additionally, the Fund may choose to hold its remaining assets in a liquidating trust or other similar vehicle, and the value of such assets would further be reduced by any expenses incurred by such liquidating trust. Moreover, it is likely that any assets remaining in the Fund or a liquidating trust (or similar vehicle) after an initial round of liquidation will be substantially illiquid and subject to transfer restrictions that may, among other things, require the Fund or the liquidating trust to hold such assets for an indefinite period of time. In such a liquidation scenario (including during any prior period in which the Board does not conduct periodic tender offers), Shares will be entirely illiquid, and shareholders should expect to have to bear the risks of having invested in the Fund for an indefinite period of time, should not expect to receive cash liquidating distributions within any set period of time or on a regular basis, and should not expect to realize the full NAV per Share of the Fund on the date the Board determines to not approve a tender offer or to dissolve the Fund.
Distributions
In-Kind
. The Fund has the right to distribute securities as payment for repurchased Shares in certain limited circumstances, including where the Fund receives an in-kind
distribution from Portfolio Funds of transferable securities that the Fund cannot liquidate itself prior to making the distribution. In the event that the Fund makes such an in-kind
distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Subscription Risk
. An investor will become a shareholder of the Fund as of the first Business Day of a calendar month (the “Subscription Date”). The Fund, however, will accept an investor’s subscription at least four Business Days prior to the applicable Subscription Date (the “Funding Deadline”). The investor will not become a shareholder of the Fund and will have no other rights (including, without limitation, any voting rights) under the Fund’s Agreement and Declaration of Trust until the Subscription Date. An investor will only become a shareholder of the Fund, and begin to participate in the Fund’s returns, on the Subscription Date. The number of Shares to be received by a shareholder in respect of any subscription will be based on the NAV of a Share determined as of the close of business on the last Business Day of the calendar month preceding the Subscription Date in respect of such subscription. An investor’s subscription amount will be credited to the Fund’s account on the day on which the Funding Deadline occurs, although the number of Shares denominating the subscription amount may not be determined until approximately 30 calendar days after the Subscription Date in respect of such subscription. Between the time the Fund accepts an investor’s subscription on the day on which the Funding Deadline occurs, and the Subscription Date when the investor becomes a shareholder of the Fund, such investor will not participate in the Fund’s returns and will be treated as a general unsecured creditor of the Fund with respect to the applicable subscription amount.
Effect of Additional Subscriptions
. The Fund will accept additional subscriptions for Shares, and such subscriptions will dilute the interest of existing shareholders in the Fund’s investment portfolio, which could have an adverse impact on the value of existing shareholders’ Shares.
Effect of Liquidation on Investment Objective
. If the Fund is in the process of a complete liquidation pursuant to its Agreement and Declaration of Trust, in order to effect an orderly liquidation of the Fund’s assets, the Fund may not comply with the investment objective described in this Prospectus during liquidation. The Fund would not expect, and will not be required, to comply with the investment guidelines described in this Prospectus during any such liquidation. In addition, the timing of liquidating distributions will be based in large part on the Fund’s ability to withdraw from Portfolio Funds. Since certain Portfolio Funds may impose significant restrictions on withdrawal (including without limitation, minimum holding periods, infrequent withdrawal dates, holdbacks, gates and the segregation of assets by the Portfolio Funds through the use of side-pockets), and other Portfolio Funds may have suspended, delayed or otherwise limited redemptions, investors may not receive final liquidating distributions for a significant period of time following a determination to wind up the Fund, potentially several years or longer. During such time, the investors will continue to be exposed to the risks associated with holding Shares in the Fund and the value of the Shares remaining outstanding will continue to fluctuate with the value of the Portfolio Funds. In addition to liquidation of the Fund, the risks described above will also apply if the Advisor determines, in its sole discretion, to cease the Fund’s operations, and the Fund compulsorily repurchases all investors’ Shares.

Investment in the Fund is Not Suitable for All Investors
. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than extremely limited liquidity in this investment. An investor could incur substantial, or even total, losses on an investment in the Fund. The Shares are suitable only for persons willing to accept this high level of risk and limited liquidity.
Inflation Risk
. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on those Shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to shareholders. Inflation risk may also affect the real value of the Fund’s investments in Portfolio Funds. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.
Deflation Risk
. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Risks of Investing in Other Investment Companies
. Subject to the restrictions of the 1940 Act and the rules thereunder, the Fund may invest in other investments companies, including exchange-traded funds (“ETF”). The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses. Holders of Shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies, including ETFs, may also be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. Investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than those employed by the Advisor. Portfolio Funds may also invest in other investment companies and are subject to the same types of risks.
ETFs are generally not actively managed and may be affected by a general decline in market segments relating to the underlying index. An ETF typically invests in securities included in, or representative of, the underlying index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

Risks Related to the Investment Strategies of the Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Investment Strategies of the Portfolio Funds
This section discusses risks relating to the types of investment strategies that are expected to be utilized by the Portfolio Funds. It is possible that Portfolio Funds will use an investment strategy that is not described below, and any such investment will be subject to its own particular risks.
The Investment Program is Speculative and Entails Substantial Risks
. All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s and/or the Portfolio Funds’ investment objectives will be achieved or that the performance of the Fund and/or the Portfolio Funds will be positive over any period of time. Many of the Portfolio Funds may use leverage, engage in short sales and derivative transactions, maintain concentrated portfolios, invest in illiquid securities or pursue other speculative and risky strategies. The Fund may experience significant losses from investing in Portfolio Funds that use such strategies.
Investment Decisions
. The Fund intends to allocate substantially all of its investable capital to Portfolio Funds and, in general and subject to the ability of the Fund and the Advisor to reallocate such capital, neither the Fund nor the Advisor will have management discretion in respect of such capital for so long as it is allocated to Portfolio Funds.
The Strategies Used by the Managers May Fail to Deliver the Desired Returns
. The Managers will, among other things, utilize specialized investment strategies, follow allocation methodologies, apply investment models and assumptions, and enter into other strategies intended, among other things, to affect the Portfolio Fund’s (and, therefore, the Fund’s) performance, while targeting risk levels. There can be no assurance that the Managers will succeed in achieving any goal related to these practices. The Managers may be unable or may choose in their judgment not to seek to achieve these goals. Consequently, you could lose all or substantially all of your investment in the Fund.

Equity Hedge Strategies Risk
. Certain Portfolio Funds selected by the Fund may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on the Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Long/short equity Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long/short equity Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.
Event-Driven Strategies Risk
. A Portfolio Fund may invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the Manager to make predictions about the likelihood that an event will occur and the impact such event will have on the value of the Portfolio Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the cost to the Portfolio Fund of the investment in respect of which such distribution was made.
Relative Value Strategies Risk
. The use of relative value strategies by Portfolio Funds involves exposure to various market risks, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock of the same underlying firm. Many Portfolio Funds pursuing relative value strategies employ limited directional strategies which expose such Portfolio Funds to market risk. Relative value investing requires Managers to make predictions about the directional movements of a market and the pricing inefficiencies with respect to certain securities. There is no guarantee that such predictions will be accurate or that a relative value strategy will be successful.
Macro Strategies Risk
. The success of a global macro investment strategy depends upon the Manager’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that a Portfolio Fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying a Portfolio Fund’s positions fail to be borne out in developments expected by the Manager, the Portfolio Fund may incur losses, which could be substantial.
Leverage Risk
. The Managers, on behalf of Portfolio Funds, may consider it appropriate, subject to applicable regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin, dollar roll transactions and “uncovered” reverse repurchase agreements and other techniques that may involve or be similar in effect to leverage in their investment programs. Such investment techniques can substantially increase the adverse impact of investment risks to which a Portfolio Fund’s investment portfolio may be subject.
Leverage is a speculative technique that exposes the Portfolio Funds to greater risk and increased costs than if it were not implemented. Increases and/or decreases in the value of a Portfolio Fund’s investment portfolio will be magnified when leverage is used. When one or more means of achieving leveraged exposure to underlying financial assets are used in combination, the total degree of leverage employed may subject the market value of the investments held by a Portfolio Fund to high volatility, rapid diminution and/or loss.
The cumulative effect of the use of leverage in a market that moves adversely to the investments of a Portfolio Fund or in the event portfolio investments experience credit quality deterioration could result in a substantial loss to a Portfolio Fund, which could be substantially greater than if the Portfolio Fund were not leveraged. In addition, the maturity of a portfolio investment may be longer than the term of the loan used to finance such portfolio investment, which could require refinancing or disposing of such portfolio investment on unfavorable terms. The use of leverage will also magnify investment, market and certain other risks.

In the event that a Portfolio Fund’s equity or debt instruments decline in value, the Portfolio Fund could be subject to a “margin call” or “collateral call,” under which the Portfolio Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to pay off its borrowings. The Portfolio Fund would also have to pay interest on any borrowings, which may reduce the returns of the Portfolio Fund. This interest expense may be greater than the return on the underlying investment. A Portfolio Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. A Portfolio Fund’s leveraging strategy may not be successful.
Market Risk
. The Portfolio Funds are exposed to market risk. Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable. From time to time, multiple markets could move together against the Portfolio Funds’ investments, which could result in significant losses. Such movement would have a material adverse effect on the performance of the Portfolio Funds (and, therefore, the Fund). The Managers have no ability to control such market conditions.
General economic and market conditions, such as currency and interest rate fluctuations, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, currency exchange controls and national and international conflicts or political circumstances, as well as natural disasters, may affect the price level, volatility and liquidity of securities. Economic and market conditions of this nature could result in significant losses for the Portfolio Funds, which would have a material adverse effect on the performance of the Portfolio Funds (and, therefore, the Fund).
Real Estate Risk
. The Fund may be exposed to real estate risk through its investments in Portfolio Funds that invest in real estate investment trusts (“REITs”) and other real estate companies. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were generally depressed. Residential mortgage delinquencies and foreclosures increased over this period and led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. In addition, the commercial real estate sector in the United States was under pressure with prices generally depressed as well. Accompanying instability in the credit markets adversely affected, and could adversely affect in the future, the price at which REITs and real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn may adversely affect the real estate markets. Such developments could, in turn, reduce returns from REITs and real estate funds or reduce the number of REITs and real estate funds brought to market during the investment period, thereby reducing a Portfolio Fund’s investment opportunities. Properties in which REITs and real estate funds invest may suffer losses due to declining rental income and higher vacancy rates, which may reduce distributions to Portfolio Funds (and thus the value of the Fund’s investment in that Portfolio Fund) and reduce the value of the underlying properties.
REITs and other real estate companies are subject to risks associated with the ownership, operation and management of real estate and real estate-related assets, including terrorist attacks, war or other acts that destroy real property, the risk of casualty or condemnation loss, difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates (in addition to market risks, as described above and elsewhere in this Prospectus). Some REITs and other real estate companies may invest in, or own operate or manage, a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or other real estate company could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT or other real estate company holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.
Securities issued by private partnerships investing in real estate may be more illiquid than securities issued by REITs and other investment funds generally because the partnerships’ underlying real estate investments may tend to be less liquid than other types of investments. The Managers of such partnerships often do not provide their investors with the right to redeem their investments in the Portfolio Fund, thus the investors only gain liquidity in their investments through the distribution of rental income and the ultimate liquidation or sale of real estate assets held by the Portfolio Fund.
Private Equity Investments and Private Company Risks
. Private equity investments, which include private investments in public equity (previously defined as “PIPE”) and other private equity transactions, and which are distinct from investments in private equity funds, involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which a Portfolio Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such companies may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. The Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed.
With respect to PIPE transactions, PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE securities may be deemed illiquid.
Risks Associated with Private Company Investments
. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Managers may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Portfolio Funds invest. There is risk that the Portfolio Funds may invest on the basis of incomplete or inaccurate information, which may adversely affect a Portfolio Fund’s (and, therefore, the Fund’s) investment performance. Private companies in which the Portfolio Funds may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. Private companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. In addition, the Portfolio Funds’ investments also may be structured as pay-in-kind
securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives.
Securities issued by private companies are typically illiquid. If there is no readily available trading market for privately issued securities, a Portfolio Fund may not be able to readily dispose of such investments at prices that approximate those at which the Portfolio Fund could sell them if they were more widely traded. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio Funds’ private investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts a Portfolio Fund may realize on any dispositions of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Portfolio Funds’ investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Portfolio Funds’ other investments. A Portfolio Fund’s (and, therefore, the Fund’s) NAV could be adversely affected if the Portfolio Fund’s determinations regarding the fair value of its investments were materially higher than the values that the Portfolio Fund ultimately realizes upon the disposal of such investments.
Arbitrage Transactions
. Portfolio Funds in which the Fund invests may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer, or cash tender offer which the Portfolio Fund determines is probable, and substantially above the prices at which such securities traded immediately prior to announcement of the merger, exchange offer, or cash tender offer. If the proposed transaction is delayed or appears likely not to be consummated or in fact is not consummated, the market price of the security to be tendered or exchanged may be expected to decline sharply, which would result in a loss to the Portfolio Fund (and, therefore, the Fund). In addition, if a Manager determines that the offer is likely to be increased, either by the original bidder or by another party, the Portfolio Fund may purchase securities above the offer price, subjecting such purchases to a high degree of risk.
The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including opposition by the management or shareholders of the target company, private litigation or litigation involving regulatory agencies, and approval or non-action of
regulatory agencies. The likelihood of occurrence of these and other factors can be very difficult to evaluate.
Proxy Contests and Unfriendly Transactions
. Portfolio Funds in which the Fund invests may purchase securities of a company which is the subject of a proxy contest in the expectation that new management will be able to improve the company’s performance or effect a sale or liquidation of its assets so that the price of the company’s securities will increase. If the incumbent management of the company is not defeated or if new management is unable to improve the company’s performance or sell or liquidate the company, the market price of the company’s securities will typically fall, which may cause the Portfolio Fund (and, therefore, the Fund) to suffer a loss. In addition, where an acquisition or restructuring transaction or proxy fight is opposed by the subject company’s management, the transaction often becomes the subject of litigation. Such litigation involves substantial uncertainties and may impose substantial cost and expense on a Portfolio Fund participating in the transaction.
Project Finance Investments
. Certain Portfolio Funds may make investments in securities issued to finance the development of infrastructure in the U.S. and outside of the U.S., including, for example, highways, airports, water and sewerage facilities, and energy distribution and telecommunication networks, schools, universities, hospitals, public housing and prisons. Investments in infrastructure are highly regulated and a failure by a Portfolio Fund to comply with all applicable regulations may result in a substantial loss on investment. Some infrastructure projects may be in unstable political environments, which could impact the efficiency of an operation or prevent the continued operation of an asset in extreme circumstances. Although the liquidity of infrastructure investments varies by project, the market for these assets is generally not liquid and a Portfolio Fund may not be able to readily liquidate an investment. There are varying levels of liability and liability protection incorporated in infrastructure investments. Governmental liability shields may not transfer to new operators.
Natural Resources Risks
. The Fund may invest in Portfolio Funds making investments in natural resources, including those focused on the energy sector and timber, agricultural land, food, precious metals, mining or other similar sectors. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. In addition to general commodities risk, the Fund may also be subject to various risks associated with the investments in natural resources. For example, the energy companies in which the Portfolio Funds may invest may be substantially dependent on prevailing prices for oil and natural gas. Prices for oil and gas are subject to wide fluctuation in response to relatively minor changes in supply of and demand for oil and gas, market uncertainty and a variety of additional factors that are beyond the control of the companies in this industry. Geopolitical conflicts, sanctions, military actions or instability in or around oil-
and
gas-producing
regions, including any actual or threatened disruption of shipping lanes, ports, pipelines, refineries or other energy infrastructure, may exacerbate volatility in oil and natural gas prices and adversely affect production, transportation and other energy supply chains. Such developments could materially and adversely affect companies and other investments with exposure to the natural resources sector and, as a result, the investment performance of the Portfolio Funds and the Fund. A substantial and prolonged decline in oil and gas prices could have a material adverse effect on the energy investments which the Portfolio Funds will make. These energy companies are also subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, down hole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. Moreover, the oil and gas industry is subject to extensive regulation under a wide range of U.S. federal and state statutes, rules, orders and regulations and such statutes, rules, orders and/or regulations may have a significant adverse impact on the financial condition of the portfolio investment, and ultimately on the Portfolio Funds and the Fund.
The U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks, cyberattacks, or other intentional or malicious acts. Furthermore, accidents involving energy assets can give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of companies operating in the energy/natural resources sector, as well as heightened regulation and corresponding increases in costs related to such regulation. Companies operating in this sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ financial conditions and ability to pay distributions to shareholders.
Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product
of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Portfolio Funds may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are produced by companies in which the Portfolio Funds may invest.
The regulation of greenhouse gas emissions and other matters relating to climate change under the Clean Air Act and other U.S. federal and state, local and foreign laws is subject to ongoing legislative, regulatory and judicial developments. Although the Supreme Court has held that greenhouse gases fall within the Clean Air Act’s definition of “air pollutant” in the context of new motor vehicles, subsequent Supreme Court decisions have constrained agency reliance on broadly worded statutory provisions for climate-related regulation and have required courts to exercise independent judgment in determining whether an agency has acted within its statutory authority. In addition, the Environmental Protection Agency (“EPA”) has rescinded its 2009 greenhouse gas endangerment finding and repealed federal greenhouse gas emission standards for light-, medium- and heavy-duty on-highway
vehicles and engines, and such actions may be subject to further administrative action, judicial review or legislative developments. These and future measures could reduce demand for fuels that generate greenhouse gases, affect permitting, operations or compliance obligations, increase costs or otherwise adversely affect companies in which the Portfolio Funds may invest, which may adversely affect the investment performance of the Fund.
For those Portfolio Funds that may invest in timber, agricultural land, mining or other similar sectors, other risks apply. For example, the timber business is large and competitive. The timberland companies in which the Portfolio Funds may invest will compete with a number of large, well-financed regional and international forest products companies experienced in all aspects of forestry, as well as the manufacturing and marketing of wood products. In many instances, these competitors will have more experience in the geographic regions than the management teams of the timberland companies in which the Portfolio Funds have invested. In addition, other risks associated with such investments include the cyclical nature of timberlands values, long-term source of supply contracts, environmental, endangered species and forestry regulations, losses of timber from fire and other causes not insured and governmental and environmental regulation.
The types of regulations described above can change over time in both scope and intensity, may have adverse effects on natural resources investments and may be implemented in unforeseen manners on an “emergency” basis in response to catastrophes or other events. Natural resources companies may be subject to further increased environmental regulations and liability for environmental contamination, which may be enacted in response to various events or disasters involving one or more natural resources companies.

Proactive Investing Risk
. In those cases where the Manager takes a more proactive role with respect to an investment in a company, there is a risk that the Manager’s intended strategy for that company may not achieve or fully achieve the desired outcome, and the value of the investment in the company’s securities may not be protected or enhanced as anticipated. Moreover, there may be instances (such as when a representative of or a Manager serves on the board of directors of a company) when a Portfolio Fund will be restricted in transacting in or redeeming a particular investment as a result of, among other things, legal restrictions on transactions by company directors or affiliates.
Control Positions
. Portfolio Funds may take control positions in a portfolio company. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adverse to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.
General Derivatives Risk
. Certain of the strategies that the Managers may utilize involve the use of derivatives. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among others, individual securities, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments that a Portfolio Fund may use include, but are not limited to, options contracts, futures contracts, options on futures contracts and swap agreements. A Portfolio Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investments in securities and other more traditional investments. Whether a Portfolio Fund’s use of derivatives is successful will depend on, among other things, the Managers’ ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require a Portfolio Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Portfolio Fund can realize on an investment or may cause a Portfolio Fund to hold a security that it might otherwise sell. In addition, the derivatives market is largely unregulated. It is possible that developments in the derivatives market could adversely affect a Portfolio Fund’s ability to successfully use derivative instruments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, issuer risk, credit risk, leveraging risk, counterparty risk, management risk and, if applicable, smaller company risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, derivatives contracts have a high degree of price variability and are subject to occasional rapid and substantial changes in value.
Derivatives transactions (such as futures contracts and options thereon, options and swaps) may subject a Portfolio Fund to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the reference assets or unexpected price or interest rate movements. The Portfolio Funds also are subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Portfolio Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Portfolio Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Portfolio Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Derivatives involve investment exposure that may exceed their original cost, and a small investment in derivatives could result in a potentially unlimited loss to the Portfolio Fund under certain circumstances.
A Portfolio Fund may enter into debt-related derivatives instruments including credit default swap contracts and interest rate swaps. Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by the Managers not only of the referenced asset, rate or index, but also of the swap itself. Because they are two-party
contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid, increasing interest rate risk, market risk and counterparty credit risk. The Portfolio Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value and are highly susceptible to liquidity and credit risk. A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Portfolio Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Portfolio Fund would receive no benefit from the contract. As the seller in a credit default swap, the Portfolio Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of a credit event with respect to the issuer of the referenced debt obligation. Credit default swaps can be used as a substitute for purchasing or selling a fixed income security and sometimes are preferable to actually purchasing the security. A purchaser of a credit default swap is subject to counterparty risk. For additional information on derivatives and their risks, please see “General Risks—Risks Related to Strategic Transactions.” To the extent Portfolio Funds make use of derivative instruments, they (and indirectly the Fund) would generally be subject to the same risks described above.
Commodities Risk
. The Fund may seek to invest in Portfolio Funds that engage in commodity futures trading. The commodity markets can be highly volatile, and it is impossible to predict with certainty their future directions or trends. In addition, the commodities markets may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. Should certain events or conditions cause commodities, or certain kinds of commodities, to fall out of favor, it is possible that forced selling, investor flight and general fear in the market could result in periods of pronounced illiquidity and severely depressed prices which could cause a Portfolio Fund, and therefore the Fund, to realize substantial losses. In addition, a Portfolio Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, a Portfolio Fund (and therefore the Fund) may be more susceptible to risks associated with those sectors. The prices of certain commodities in these sectors have experienced recent significant price increases, in some cases approaching or exceeding historic highs. Price reductions or corrections in these markets could negatively impact the investment performance of a Portfolio Fund, and therefore the Fund. See “General Risks—Risks Related to Strategic Transactions” for additional information.
Short-Selling
. Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. If the price of the security sold short increases between the time of the short sale and the time a Portfolio Fund replaces the borrowed security, the Portfolio Fund will incur a loss; conversely, if the price declines, the Portfolio Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Portfolio Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although a Portfolio Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.
Short-selling necessarily involves certain additional risks. If the short seller does not own the securities sold short (an uncovered short sale), however, the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss. Uncovered short sales expose the Portfolio Funds to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by a Portfolio Fund in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a “short squeeze” can occur, and a Portfolio Fund may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.
The SEC has previously temporarily banned short selling in the stocks of numerous financial services companies in response to instances of spreading turmoil in the financial markets, and has also promulgated new disclosure requirements with respect to short positions held by investment managers in response to such incidents. Should similar restrictions and/or additional disclosure requirements be promulgated, especially if market turmoil occurs, a Portfolio Fund may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of a Portfolio Fund to execute its investment strategies generally.
Common Stock
. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by a Portfolio Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Portfolio Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Fixed Income Securities
. Investment in fixed income securities may offer opportunities for income and capital appreciation, and may also be used for temporary defensive purposes and to maintain liquidity. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include, among other securities: bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or by a foreign government; municipal bonds and securities related to municipal bonds; mortgage backed securities (“MBS”) and asset backed securities (“ABS”). These securities may pay fixed, variable, or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s or a guarantor’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity (i.e., market risk). In addition, MBS and ABS may also be subject to call risk and extension risk. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (i.e., call risk) or lengthen (i.e., extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by car loans.
Investments in fixed income securities are also subject to the following risks described below:

•
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of a Portfolio Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of a Portfolio Fund’s investments will not affect interest income derived from instruments already owned by a Portfolio Fund, but will be reflected in a Portfolio Fund’s NAV. A Portfolio Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Managers. To the extent a Portfolio Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Portfolio Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Portfolio Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. government securities. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

A Portfolio Fund’s use of leverage will tend to increase the Portfolio Fund’s interest rate risk. A Portfolio Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Portfolio Fund and adjusting the Portfolio Fund’s exposure to interest rate risk. The Portfolio Funds are not required to hedge their exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by a Portfolio Fund to reduce interest rate risk will be successful or that any hedges that the Portfolio Fund may establish will perfectly correlate with movements in interest rates.
A Portfolio Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general or if there is a cap on the interest rate that can be paid. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. A Portfolio Fund may also invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent a Portfolio Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of a Portfolio Fund.

•
Issuer Risk
. The value of fixed income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.

•
Credit Risk
. Credit risk is the risk that one or more fixed income securities in a Portfolio Fund’s portfolio will decline in price or fail to make timely payments of interest or principal when due, or otherwise honor their obligations, because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent a Portfolio Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund which only invests in investment grade securities. See “Low Credit Quality Securities,” below. In addition, to the extent a Portfolio Fund uses credit derivatives to sell credit protection to its counterparty, such use will expose it to additional risk of the occurrence of a credit event in respect of the bonds underlying the derivatives. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

•
Prepayment Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing a Portfolio Fund to reinvest in lower yielding securities, resulting in a possible decline in a Portfolio Fund’s income and distributions to investors. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by a Portfolio Fund, prepayment risk may be enhanced.

•
Reinvestment Risk
. Reinvestment risk is the risk that income from a Portfolio Fund’s portfolio will decline if the Portfolio Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Portfolio Fund portfolio’s current earnings rate.

•
Duration and Maturity Risk
. The Portfolio Funds often have no set policy regarding portfolio maturity or duration. The Managers may seek to adjust a Portfolio Fund’s portfolio’s duration or maturity based on their assessment of current and projected market conditions and all factors that the Managers deem relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of a Portfolio

Fund’s portfolio generally will be made based on all pertinent market factors at any given time. A Portfolio Fund may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Managers’ assessment of current and projected market conditions will be correct or that any strategy to adjust a portfolio’s duration or maturity will be successful at any given time. Generally speaking, the longer the duration of a Portfolio Fund’s portfolio, the more exposure a Portfolio Fund will have to the interest rate risks described above.

•
Spread Risk
. Credit spread refers to the difference in interest rates between higher quality and lower quality debt securities, with credit spreads tending to be wider for lower quality securities.
Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer. In addition, credit spreads in general, or for a particular quality of securities, may widen due to the anticipation of deteriorating economic conditions, with widening tending to be greater for lower grade securities. A widening of spread for a security generally will result in a reduction in the market value of the security.

Low Credit Quality Securities
. The Portfolio Funds may invest in particularly risky investments that may also offer the potential for correspondingly high returns. As a result, a Portfolio Fund may lose all or substantially all of its investment in any particular instance, which would have an adverse effect on the performance of the Fund and the returns to shareholders. In addition, there typically is no minimum credit standard which is a prerequisite to a Portfolio Fund’s acquisition of any security, and the debt securities in which a Portfolio Fund is permitted to invest may be less than investment grade (rated Ba/BB or below, or unrated but judged to be of comparable quality by the Manager) and may be considered to be “high yield” or “junk” bonds. Securities in the non-investment
grade categories are subject to greater risk of loss of principal and interest than higher rated securities and may be considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They may also be considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic and specific industry conditions. Adverse publicity and negative investor perception about these lower-rated securities, whether or not based on an analysis of the fundamentals with respect to the relevant issuers, may contribute to a decrease in the value and liquidity of such securities. In addition, because investors generally perceive that there are greater risks associated with non-investment
grade securities, the yields and prices of such securities may fluctuate more than those for higher-rated securities. The market for non-investment
grade securities may be smaller and less active than that for higher-rated securities, which may adversely affect the prices at which these securities can be sold. In addition, the Portfolio Funds may invest in debt securities which may be unrated by a recognized credit rating agency which are subject to greater risk of loss of principal and interest than higher-rated debt securities.
Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See “—Risks Related to the Fund—Risks Associated with Recent Market Events.”
The prices of fixed income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, periods of low interest rates may expand the historical universe of buyers of lower grade securities as traditional investment grade oriented investors may accept more risk in order to maintain income. If rates rise, those entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations.

Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that a Portfolio Fund invests in lower grade securities that have not been rated by a rating agency, the Portfolio Fund’s ability to achieve its investment objective will be more dependent on the Manager’s credit analysis than would be the case when the Portfolio Fund invests in rated securities.
A Portfolio Fund may invest in securities rated in the lower rating categories (rated Caa1/CCC+ or below, or unrated but judged to be of comparable quality by the Manager). For these securities, the risks associated with below investment grade instruments are more pronounced. A Portfolio Fund may, subject to its investment policies, purchase stressed or distressed securities, including securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. See “Distressed Securities,” below.
Securities in which a Portfolio Fund may invest may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by all or substantially all of the issuer’s assets. Moreover, a Portfolio Fund may invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness. A Portfolio Fund may therefore be subject to credit, liquidity and interest rate risks. In addition, evaluating credit risk for debt securities involves uncertainty because credit rating agencies throughout the world have different standards, making comparison across countries difficult. Also, the market for credit spreads is often inefficient and illiquid, making it difficult to hedge such risk or to calculate accurately discounting spreads for valuing financial instruments.
Distressed Securities
. The Portfolio Funds may invest in securities of issuers in weak financial condition, experiencing poor operating results, having substantial financial needs or negative net worth, facing special competitive or product obsolescence problems, or issuers that are involved in bankruptcy or reorganization proceedings. Investments of this type involve substantial financial and business risks that can result in substantial or total losses. A Portfolio Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. Such investments also face the risk of the effects of applicable federal and state bankruptcy laws. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio Funds may lose their entire investment or may be required to accept cash or securities with a value less than its original investment. The market prices of such securities are also subject to abrupt and erratic market movements and above average price volatility and the spread between the bid and offer prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value. Such securities are also more likely to be subject to trading restrictions or suspensions. It is anticipated that some of the portfolio securities held by a Portfolio Fund may not be widely traded, and that the Portfolio Funds’ position in such securities may be substantial in relation to the market for those securities. The Managers’ judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.
Debtor-In-Possession
(“DIP”) Financing Risk
. A Portfolio Fund’s participation in DIP financings is subject to risks. DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code and must be approved by the bankruptcy court. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. There is a risk that the borrower will not emerge from Chapter 11 bankruptcy proceedings and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, a Portfolio Fund’s only recourse will be against the property securing the DIP financing.
U.S. Government Securities Risk
. U.S. government debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. government securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. government debt to AA+ from AAA. The downgrade by

S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers, the Portfolio Funds and the Fund. The Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s or a Portfolio Fund’s portfolio. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment
could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Foreign Sovereign Debt Risk
. Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt may also be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Portfolio Funds may have limited legal recourse in the event of a default because, among other reasons, remedies must be pursued in the courts of the defaulting party. In addition, political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and a Portfolio Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of a Portfolio Fund. The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Portfolio Fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt.
Senior Loans Risk
. Senior loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. A Portfolio Fund’s investments in senior loans would typically be expected to be below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with senior loans are similar to the risks of below investment grade fixed income securities, although senior loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in senior loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.
There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is generally no minimum rating or other independent evaluation of a borrower or its securities limiting a Portfolio Fund’s investments, and the Managers rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Portfolio Funds are particularly dependent on the analytical abilities of the Managers.
A Portfolio Fund may invest in senior loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to a Portfolio Fund, and such defaults could reduce the Portfolio Fund’s net asset value and income distributions.

An economic downturn generally leads to a higher
non-payment
rate and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
No active trading market may exist for certain senior loans, which may impair the ability of a Portfolio Fund to realize full value in the event of the need to sell a senior loan and may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans, meaning that a Portfolio Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid securities are also difficult to value.
Although the senior loans in which a Portfolio Fund may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, a Portfolio Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized or under-collateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including a Portfolio Fund. Such court action could under certain circumstances include invalidation of senior loans.
Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Portfolio Funds may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements, it may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Managers, do not represent fair value. If a Portfolio Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price a Portfolio Fund could receive for the senior loan may be adversely affected.
Investments in senior loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, a Portfolio Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.
Second Lien Loans Risk
. Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Second lien loans share the same risks as other below investment grade securities.
Mezzanine Investments Risk
. The Portfolio Funds may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans may also include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Risks of Loan Assignments and Participations
. The Portfolio Funds may acquire loan assignments or participations. As the purchaser of an assignment, a Portfolio Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Portfolio Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Portfolio Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. A Portfolio Fund may be required to pass along to a purchaser that buys a loan from the Portfolio Fund by way of assignment a portion of any fees to which the Portfolio Fund is entitled under the loan.
A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In connection with purchasing participations, a Portfolio Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Portfolio Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Portfolio Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower.
Bank Loans
. A Portfolio Fund may acquire direct interests or participations in privately held loans from banks, insurance companies, financial institutions, or other lenders, as well as claims held by trade or other creditors, and may originate these types of loans. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal.
Non-payment
would result in a reduction of income to a Portfolio Fund and a reduction in the value of the investments experiencing non-payment.
The liquidation of collateral securing a loan may not satisfy a borrower’s obligation in the event of non-payment,
and such collateral may not be readily liquidated. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of a borrower’s bankruptcy. Additional bankruptcy risks include delays or limitations on realizing the benefits of the collateral or subordination or invalidation of the loans. Some or all of the bank loans held by a Portfolio Fund may not be secured by any collateral, and such bank loans entail greater risk than secured bank loans. To the extent that a Portfolio Fund holds an investment in a bank loan acquired from another lender, the Portfolio Fund may be subject to certain credit risks with respect to that lender. In addition, because these investments are not registered and no public market for them exists, they typically are less liquid than publicly traded securities.
Reference Rate Replacement Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as the Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Interbank Average Rate (“SONIA”), and other similar types of reference rates (“Reference Rates”). The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of a Reference Rate could have an adverse impact on the market for, or value of, any instruments (including debt instruments and certain derivative instruments) or payments linked to those Reference Rates. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or net asset value.

In addition, interest rates or other types of rates and indices which are classified as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union (“EU”) regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom (“UK”) law by virtue of the EU (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Insolvency Considerations with Respect to Issuers of Indebtedness
. Various laws enacted for the protection of creditors may apply to indebtedness in which a Portfolio Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which a Portfolio Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which a Portfolio Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on indebtedness are avoidable, whether as fraudulent conveyances or preferences, such payments can be recaptured from the Portfolio Fund to which such payments were made.
The Fund does not anticipate that the Portfolio Funds in which it invests will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or equitable subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Portfolio Funds may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Portfolio Funds to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against a Portfolio Fund.
Indebtedness consisting of obligations of
non-U.S.
issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non-sovereign
or a sovereign entity.
Mortgage Related Securities Risk
. Investing in mortgage-backed securities (“MBS”) entails various risks. MBS represent an interest in a pool of mortgages. The risks associated with MBS include: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect issuing vehicles and the return to investors in such MBS); whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end,
under what terms (including maturity of the MBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such MBS; risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment risk, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. In addition, a Portfolio Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Portfolio Fund to additional risk.
When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. During such periods, the reinvestment of prepayment proceeds by a Portfolio Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, lengthening the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed-income securities. Moreover, the relationship between borrower prepayments and changes in interest rates may mean some high-yielding mortgage related and other asset-backed securities have less potential for increases in value if market interest rates were to fall than conventional bonds with comparable maturities.
In general, losses on a mortgaged property securing a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, then by the holder of a mezzanine loan or
B-Note,
if any, then by the “first loss” subordinated security holder (generally, the
“B-Piece”
buyer) and then by the holder of a higher rated security. A Portfolio Fund could invest in any class of security included in a securitization. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit, mezzanine loans or
B-Notes,
and any classes of securities junior to those in which a Portfolio Fund invests, the Portfolio Fund will not be able to recover all of its investment in the MBS it purchases. MBS in which a Portfolio Fund invests may not contain reserve funds, letters of credit, mezzanine loans and/or junior classes of securities. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments.
MBS generally are classified as either residential mortgage-backed securities (“RMBS”) or commercial mortgage-backed securities (“CMBS”), each of which are subject to certain specific risks as further described below.

•
RMBS Risks
. RMBS are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate.
Non-agency
residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan secured by residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

•
Agency RMBS Risks
. MBS issued by the Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) are guaranteed as to timely payment of principal and interest by FNMA or FHLMC, but are not backed by the full faith and credit of the U.S. Government. In 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its MBS. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into an agreement with each of FNMA and FHLMC that contains various covenants that severely limit each enterprise’s operations. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. In the event that FHFA, as conservator of, or if it is later appointed as receiver for, FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor. In the event of repudiation, the payments of interest to holders of FNMA or FHLMC MBS would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such MBS are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such MBS holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. In addition, certain rights provided to holders of MBS issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC MBS may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such MBS have the right to replace FNMA or FHLMC as trustee if the requisite percentage of MBS holders consent. The Reform Act prevents MBS holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.
A 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development set forth a plan to reform America’s housing finance market, which would reduce the role of and eventually eliminate FNMA and FHLMC, and identified proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC. The impact of such reforms on the markets for MBS is currently unknown. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact FNMA, FHLMC and the Federal Home Loan Banks, and the values of their related securities or obligations.

•
RMBS Legal Risks
. Legal risks associated with RMBS can arise as a result of the procedures followed in connection with the origination of the mortgage loans or the servicing thereof, which may be subject to various federal and state laws (including, without limitation, predatory lending laws), public policies and principles of equity that regulate interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and debt collection practices and may limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it or subject the servicer to damages and sanctions. Specifically, provisions of federal predatory lending laws, such as the federal
Truth-in-Lending
Act (as supplemented by the Home Ownership and Equity Protection Act of 1994) and Regulation Z, and various recently enacted state predatory lending laws provide that a purchaser or assignee of specified types of residential mortgage loans (including an issuer of RMBS) may be held liable for violations by the originator of such mortgage loans. Under such assignee liability provisions, a borrower is generally given the right to assert against a purchaser of its mortgage loan any affirmative claims and defenses to payment that such borrower could assert against the originator of the loan or, where applicable, the home improvement contractor that arranged the loan. Liability under such assignee liability provisions could, therefore, result in a disruption of cash flows allocated to the holders of RMBS where either the issuer of such RMBS is liable for damages or is unable to enforce payment by the borrower.

In most but not all cases, the amount recoverable against a purchaser or assignee under such assignee liability provisions is limited to amounts previously paid and still owed by the borrower. Moreover, sellers of residential mortgage loans to an issuer of RMBS typically represent that the loans have been originated in accordance with all applicable laws and in the event such representation is breached, the seller typically must repurchase the offending loan. Notwithstanding these protections, an issuer of RMBS may be exposed to an unquantifiable amount of potential assignee liability because, first, the amount of potential assignee liability under certain predatory lending laws is unclear and has yet to be litigated, and, second, in the event a predatory lending law does not prohibit class action lawsuits, it is possible that an issuer of RMBS could be liable for damages for more than the original principal amount of the offending loans held by it. In such circumstances the issuer of RMBS may be forced to seek contribution from other parties, who may no longer exist or have adequate funds available to fund such contribution.
In addition, structural and legal risks of RMBS include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could result also in cash flow delays and losses on the related issue of RMBS.

•
Non-Agency
RMBS Risks
.
Non-agency
RMBS are securities issued by
non-governmental
issuers.
Non-agency
RMBS have no direct or indirect government guarantees of payment and are subject to various risks as described herein.

•
Borrower Credit Risk
. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued.
Non-agency
residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.

•
Mortgage Loan Market Risk
. In the recent past, the residential mortgage market in the United States experienced difficulties that adversely affected the performance and market value of certain mortgages and mortgage related securities. Delinquencies and losses on residential mortgage loans (especially sub-prime
and second lien mortgage loans) generally increased during this period and declines in or flattening of housing values in many housing markets were generally viewed as exacerbating such delinquencies and losses. Borrowers with adjustable rate mortgages (“ARMs”) are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.

At any one time, a portfolio of RMBS may be backed by residential mortgage loans that are highly concentrated in only a few states or regions. As a result, the performance of such residential mortgage loans may be more susceptible to a downturn in the economy, including in particular industries that are highly represented in such states or regions, natural calamities and other adverse conditions affecting such areas. The economic downturn experienced in the recent past at the national level, and the more serious economic downturn experienced in the recent past in certain geographic areas of the United States, including in particular areas of the United States where rates of delinquencies and defaults on residential mortgage loans were particularly high, is generally viewed as having contributed to the higher rates of delinquencies and defaults on the residential mortgage loans underlying RMBS during this period. There also can be no assurance that areas of the United States that mostly avoided higher rates of delinquencies and defaults on residential mortgage loans during this period would continue to do so if an economic downturn were to reoccur at the national level.

Another factor that may contribute to, and may in the future result in, higher delinquency and default rates is the increase in monthly payments on ARMs. Any increase in prevailing market interest rates, which are currently at historical lows, may result in increased payments for borrowers who have ARMs. Moreover, with respect to hybrid mortgage loans (which are mortgage loans combining fixed and adjustable rate features) after their initial fixed rate period or other adjustable-rate mortgage loans, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the non-agency
RMBS.
As a result of rising concerns about increases in delinquencies and defaults on residential mortgage loans (particularly on sub-prime
and adjustable-rate mortgage loans) and as a result of increasing concerns about the financial strength of originators and servicers and their ability to perform their obligations with respect to non-agency
RMBS, there may be an adverse change in the market sentiments of investors about the market values and volatility and the degree of risk of non-agency
RMBS generally. Some or all of the underlying residential mortgage loans in an issue of non-agency
RMBS may have balloon payments due on their respective maturity dates. Balloon residential mortgage loans involve a greater risk to a lender than fully amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the local or national residential real estate markets, interest rates and general economic conditions and the financial condition of the borrower. If borrowers are unable to make such balloon payments, the related issue of non-agency
RMBS may experience losses.
A Portfolio Fund may acquire RMBS backed by collateral pools of mortgage loans that have been originated using underwriting standards that are less restrictive than those used in underwriting “prime mortgage loans” and
“Alt-A
mortgage loans.” These lower standards include mortgage loans made to borrowers having imperfect or impaired credit histories, mortgage loans where the amount of the loan at origination is 80% or more of the value of the mortgage property, mortgage loans made to borrowers with low credit scores, mortgage loans made to borrowers who have other debt that represents a large portion of their income and mortgage loans made to borrowers whose income is not required to be disclosed or verified and are commonly referred to as
“sub-prime”
mortgage loans.
Sub-prime
mortgage loans have in recent periods experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and they are likely to continue to experience delinquency, foreclosure, bankruptcy and loss rates that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Certain categories of RMBS, such as option ARM RMBS and sub-prime
RMBS, have been referred to by the financial media as “toxic assets.”
Although the United States economy has been slowly improving in recent years, the impact of the coronavirus pandemic on the United States has caused the economy to deteriorate again and led to a high incidence of missed mortgage payments, which could result in the incidence of mortgage foreclosures, especially sub-prime
mortgages, beginning to increase again, which could adversely affect the value of any RMBS owned by a Portfolio Fund.

•
CMBS Risks
. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for single-family RMBS.

CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; new and ongoing epidemics and pandemics of infectious diseases and other global health events; natural/environmental disasters; terrorist threats and attacks and social unrest and civil disturbances. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-
to four- family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-
to four- family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. The coronavirus pandemic in the United States has had a severe adverse effect on many commercial businesses, resulting in them not paying rent, which in turn will likely result in the owners of the underlying properties being impaired in their ability to make mortgage payments.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificateholder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series.
A Portfolio Fund may not have the right to appoint the directing certificateholder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificateholder, take actions with respect to the specially serviced mortgage loans that could adversely affect a Portfolio Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
A Portfolio Fund may invest in Subordinated CMBS issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental
issuers. Subordinated CMBS have no governmental guarantee and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior CMBS arising out of the same pool of mortgages.

•
Subordinated CMBS are often referred to as
“B-Pieces.”
The holders of Subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior CMBS. On the other hand, Subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category (frequently a substantially lower rating category) than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional income securities and senior CMBS.

•
CMO Risk
. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the recent downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder could sustain a loss.

Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The market for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. A Portfolio Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.
A Portfolio Fund may also invest in Real Estate Mortgage Investment Conduits (“REMIC”), which are CMOs that qualify for special tax treatment under the Code and invest in certain mortgages principally secured by interests in real property and other permitted investments.

•
Credit Risk Associated With Originators and Servicers of Mortgage Loans
. A number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, have experienced serious financial difficulties, including some that are now or were subject to federal insolvency proceedings. These difficulties have resulted from many factors, including increased competition among originators for borrowers, decreased originations by such originators of mortgage loans and increased delinquencies and defaults on such mortgage loans, as well as from increases in claims for repurchases of mortgage loans previously sold by them under agreements that require repurchase in the event of breaches of representations regarding loan quality and characteristics. Such difficulties may affect the performance of MBS backed by mortgage loans. Furthermore, the inability of the originator to repurchase such mortgage loans in the event of loan representation breaches or the servicer to repurchase such mortgage loans upon a breach of its servicing obligations also may affect the performance of related MBS. Delinquencies and losses on, and, in some cases, claims for repurchase by the originator of, mortgage loans originated by some mortgage lenders have recently increased as a result of inadequate underwriting procedures and policies, including inadequate due diligence, failure to comply with predatory and other lending laws and, particularly in the case of any “no documentation” or “limited documentation” mortgage loans that may support non-agency
RMBS, inadequate verification of income and employment history. Delinquencies and losses on, and claims for repurchase of, mortgage loans originated by some mortgage lenders have also resulted from fraudulent activities of borrowers, lenders, appraisers, and other residential mortgage industry participants such as mortgage brokers, including misstatements of income and employment history, identity theft and overstatements of the appraised value of mortgaged properties. Many of these originators and servicers are very highly leveraged. These difficulties may also increase the chances that these entities may default on their warehousing or other credit lines or become insolvent or bankrupt and thereby increase the likelihood that repurchase obligations will not be fulfilled and the potential for loss to holders of non-agency
MBS and subordinated security holders.

The servicers of
non-agency
MBS are often the same entities as, or affiliates of, the originators of these mortgage loans. Accordingly, the financial risks relating to originators of MBS described immediately above also may affect the servicing of MBS. In the case of such servicers, and other servicers, financial difficulties may have a negative effect on the ability of servicers to pursue collection on mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on sale of underlying properties following foreclosure. In recent years, a number of lenders specializing in residential mortgages have sought bankruptcy protection, shut down or been refused further financings from their lenders.

MBS typically provide that the servicer is required to make advances in respect of delinquent mortgage loans. However, servicers experiencing financial difficulties may not be able to perform these obligations or obligations that they may have to other parties of transactions involving these securities. Like originators, these entities are typically very highly leveraged. Such difficulties may cause servicers to default under their financing arrangements. In certain cases, such entities may be forced to seek bankruptcy protection. Due to the application of the provisions of bankruptcy law, servicers who have sought bankruptcy protection may not be required to advance such amounts. Even if a servicer were able to advance amounts in respect of delinquent mortgage loans, its obligation to make such advances may be limited to the extent that it does not expect to recover such advances due to the deteriorating credit of the delinquent mortgage loans or declining value of the related mortgaged properties. Moreover, servicers may overadvance against a particular mortgage loan or charge too many costs of resolution or foreclosure of a mortgage loan to a securitization, which could increase the potential losses to holders of MBS. In such transactions, a servicer’s obligation to make such advances may also be limited to the amount of its servicing fee. In addition, if an issue of MBS provides for interest on advances made by the servicer, in the event that foreclosure proceeds or payments by borrowers are not sufficient to cover such interest, such interest will be paid to the servicer from available collections or other mortgage income, thereby reducing distributions made on the MBS and, in the case of senior-subordinated MBS described below, first from distributions that would otherwise be made on the most subordinated MBS of such issue. Any such financial difficulties may increase the possibility of a servicer termination and the need for a transfer of servicing and any such liabilities or inability to assess such liabilities may increase the difficulties and costs in affecting such transfer and the potential loss, through the allocation of such increased cost of such transfer, to subordinated security holders.
There can be no assurance that originators and servicers of mortgage loans will not continue to experience serious financial difficulties or experience such difficulties in the future, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient in the future to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans. Because the recent financial difficulties experienced by such originators and servicers is unprecedented and unpredictable, the past performance of the residential and commercial mortgage loans originated and serviced by them (and the corresponding performance of the related MBS) is not a reliable indicator of the future performance of such residential mortgage loans (or the related MBS).
In some cases, servicers of MBS have been the subject of legal proceedings involving the origination and/or servicing practices of such servicers. Large groups of private litigants and states’ attorneys general have brought such proceedings. Because of the large volume of mortgage loans originated and serviced by such servicers, such litigation can cause heightened financial strain on servicers. In other cases, origination and servicing practices may cause or contribute to such strain, because of representation and warranty repurchase liability arising in MBS and mortgage loan sale transactions. Any such financial strain could cause servicers to service below required standards, causing delinquencies and losses in any related MBS transaction to rise, and in extreme cases could cause the servicer to seek the protection of any applicable bankruptcy or insolvency law. In any such proceeding, it is unclear whether the fees that the servicer charges in such transactions would be sufficient to permit that servicer or a successor servicer to service the mortgage loans in such transaction adequately. If such fees had to be increased, it is likely that the most subordinated security holders in such transactions would be effectively required to pay such increased fees. Finally, these entities may be the subject of future laws designed to protect consumers from defaulting on their mortgage loans. Such laws may have an adverse effect on the cash flows paid under such MBS.
In addition, certain lenders who service and/or issue MBS have recently announced that they are being investigated by or have received information requests from U.S. federal and/or state authorities, including the SEC. As a result of such investigations and other similar investigations and general concerns about the adequacy or accuracy of disclosure of risks to borrowers and their understanding of such risks, U.S. financial regulators have recently indicated that they may propose new guidelines for the mortgage industry. Guidelines, if introduced, together with the other factors described herein, may make it more difficult for borrowers with weaker credit to refinance, which may lead to further increases in delinquencies, extensions in duration and losses in mortgage related assets.

Additional Risks of Mortgage Related Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks of Mortgage Related Securities
. Additional risks associated with investments in MBS include:

•
Interest Rate Risk
. In addition to the interest rate risks described above, certain MBS may be subject to additional risks as the rate of interest payable on certain MBS may be set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap.” As a result of this cap, the return to the holder of such MBS is dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater negative impact on the yield to the holder of such MBS.

•
Structural Risk
. Because MBS generally are ownership or participation interests in pools of mortgage loans secured by a pool of properties underlying the mortgage loan pool, the MBS are entitled to payments provided for in the underlying agreement only when and if funds are generated by the underlying mortgage loan pool. This likelihood of the return of interest and principal may be assessed as a credit matter. However, the holders of MBS do not have the legal status of secured creditors, and cannot accelerate a claim for payment on their securities, or force a sale of the mortgage loan pool in the event that insufficient funds exist to pay such amounts on any date designated for such payment. The holders of MBS do not typically have any right to remove a servicer solely as a result of a failure of the mortgage pool to perform as expected.

•
Subordination Risk
. MBS may be subordinated to one or more other senior classes of securities of the same series for purposes of, among other things, offsetting losses and other shortfalls with respect to the related underlying mortgage loans. For example, in the case of certain MBS, no distributions of principal will generally be made with respect to any class until the aggregate principal balances of the corresponding senior classes of securities have been reduced to zero. As a result, MBS may be more sensitive to risk of loss, writedowns, the non-fulfillment
of repurchase obligations, overadvancing on a pool of loans and the costs of transferring servicing than senior classes of securities.

•
Prepayment, Extension and Redemption Risks
. MBS may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the MBS which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Portfolio Fund’s higher yielding securities are likely to be redeemed and the Portfolio Fund will probably be unable to replace them with securities having as great a yield. In addition to reductions in the level of market interest rates and the prepayment provisions of the mortgage loans, repayments on the residential mortgage loans underlying an issue of RMBS may also be affected by a variety of economic, geographic and other factors, including the size difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of MBS. This is known as prepayment risk.

Except in the case of certain types of RMBS, the mortgage loans underlying RMBS generally do not contain prepayment penalties and a reduction in market interest rates will increase the likelihood of prepayments on the related RMBS. In the case of certain home equity loan securities and certain types of RMBS, even though the underlying mortgage loans often contain prepayment premiums, such prepayment premiums may not be sufficient to discourage borrowers from prepaying their mortgage loans in the event of a reduction in market interest rates, resulting in a reduction in the yield to maturity for holders of the related RMBS. RMBS typically contain provisions that require repurchase of mortgage loans by the originator or other seller in the event of a breach of a representation or warranty regarding loan quality and characteristics of such loan. Any repurchase of a mortgage loan as a result of a breach has the same effect on the yield received on the related issue of RMBS as a prepayment of such mortgage loan. Any increase in breaches of representations and the consequent repurchases of mortgage loans that result from inadequate underwriting procedures and policies and protections against fraud will have the same effect on the yield on the related RMBS as an increase in prepayment rates.

Risk of prepayment may be reduced for commercial real estate property loans containing significant prepayment penalties or prohibitions on principal payments for a period of time following origination.

•
MBS also are subject to extension risk
. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

In addition, MBS may be subject to redemption at the option of the issuer. If a MBS held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem or
“pay-off”
the security, which could have an adverse effect on the Portfolio Fund’s ability to achieve its investment objective.

•
Spread Widening Risk
. The prices of MBS may decline substantially, for reasons that may not be attributable to any of the other risks described in this Prospectus. In particular, purchasing assets at what may appear to be “undervalued” levels is no guarantee that these assets will not be trading at even more “undervalued” levels at a time of valuation or at the time of sale. It may not be possible to predict, or to protect against, such “spread widening” risk.

•
Illiquidity Risk
. The liquidity of MBS varies by type of security; at certain times a Portfolio Fund may encounter difficulty in disposing of such investments. Because MBS have the potential to be less liquid than other securities, a Portfolio Fund may be more susceptible to illiquidity risk than funds that invest in other securities. In the past, in stressed markets, certain types of MBS suffered periods of illiquidity when disfavored by the market. Due to increased instability in the credit markets, the market for some MBS has experienced reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities.

Asset-Backed Securities Risk
. ABS involve certain risks in addition to those presented by MBS. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Relative to MBS, ABS may provide a Portfolio Fund with a less effective security interest in the underlying collateral and are more dependent on the borrower’s ability to pay. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a significant rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
The collateral underlying ABS may constitute assets related to a wide range of industries and sectors, such as credit card and automobile receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Credit CARD Act of 2009 imposes new regulations on the ability of credit card issuers to adjust the interest rates and exercise various other rights with respect to indebtedness extended through credit cards. The Fund, Portfolio Funds, Managers and the Advisor cannot predict what effect, if any, such regulations might have on the market for ABS and such regulations may adversely affect the value of ABS owned by a Portfolio Fund. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase, which may adversely affect the value of any ABS owned by a Portfolio Fund. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. In the past, certain automobile manufacturers have been granted access to emergency loans from the U.S. government and have experienced bankruptcy. These events may adversely affect the value of securities backed by receivables from the sale or lease of automobiles.
Some ABS, particularly home equity loan transactions, are subject to interest rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.
CDO Risk
. The Portfolio Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and
non-U.S.
senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Portfolio Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this Prospectus. CDOs may charge management fees and administrative expenses, which are in addition to those of the Portfolio Funds.
For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., securities or loans) of CDOs may be subject to prepayments, which would shorten the weighted average maturity and may lower the return of the CDO. If a credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing SPE, restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), require that proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished. The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.
CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.
Illiquid Investments and Market Characteristics
. Investments held by the Portfolio Funds may be or become illiquid which may affect the ability of a Portfolio Fund to exit such investments and may adversely affect the returns made by the Portfolio Funds. Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities. Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors. Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange. It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded. A suspension could render it difficult for a Portfolio Fund to liquidate positions and thereby might expose the Portfolio Funds to losses.
The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Portfolio Funds may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Portfolio Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Portfolio Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which a Portfolio Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter
market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Portfolio Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Portfolio Funds enter into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect a Portfolio Fund’s portfolio.
The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter
markets. A Portfolio Fund may encounter substantial delays in attempting to sell non-publicly
traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Portfolio Fund. In some cases, a Portfolio Fund may be contractually prohibited from disposing of investments for a specified period of time. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Further, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded.
Lending Portfolio Securities
. The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions. In general, these loans are typically secured by collateral (typically consisting of cash, government securities or irrevocable letters of credit) maintained in an amount typically equal to at least 100% of the market value, determined daily, of the loaned securities. The Portfolio Funds are typically entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities would result in income to the Portfolio Funds, however, the Portfolio Funds may experience a loss in the event the borrower breaches its agreement, the return of the securities loaned is delayed or the default or insolvency of the borrower.
Material,
Non-Public
Information
. From time to time, the Managers may come into possession of confidential or material, non-public
information that would limit the ability of a Portfolio Fund to acquire or dispose of investments held by a Portfolio Fund. A Portfolio Fund’s investment flexibility may be constrained as a consequence of the inability of the Managers to use such information for investment purposes. Moreover, the Managers may acquire confidential or material, non-public
information or be restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when the Managers would otherwise take such an action.
Interest Rate Fluctuations
. The prices of certain securities which may be held by the Portfolio Funds tend to be sensitive to interest rate fluctuations and unexpected fluctuations in interest rates could cause the corresponding prices of the long and short portions of a position to move in directions which were not initially anticipated. Interest rates are highly sensitive to factors beyond the Managers’ control, including, among others, governmental monetary and tax policies and domestic and international economic and political conditions. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may be expected to affect adversely a Portfolio Fund’s liquidity and operating results. In addition, interest rate increases generally will increase the interest carrying costs to a Portfolio Fund of borrowed securities and leveraged investments or the cost of leverage for a Portfolio Fund. Furthermore, to the extent that interest rate assumptions underlie the hedging of a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Portfolio Fund to losses.
Portfolio Turnover
. The Portfolio Funds may invest and trade their portfolio securities on the basis of certain short-term market considerations. The Portfolio Funds are not generally restricted in effecting transactions by any limitation with regard to portfolio turnover rate, and the turnover rate within a Portfolio Fund may be significant, which will result in significant transaction costs and thereby reduce the investment performance of the Portfolio Fund (and, therefore, the Fund).
Non-U.S.
Investments
. The Portfolio Funds may invest in securities of
non-U.S.
issuers and the governments of
non-U.S.
countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Fund’s investment opportunities. In addition, because
non-U.S.
entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a
non-U.S.
company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries, there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Portfolio Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Investment in
non-U.S.
countries may also be subject to withholding or other taxes, which may be significant and may reduce returns.
The Portfolio Funds generally hold their
non-U.S.
securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Portfolio Funds’ ability to recover their assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio Fund can earn on its investments and typically results in a higher operating expense ratio for the Portfolio Fund than for private investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible
sub-custodians
for a Portfolio Fund, in which event the Portfolio Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Portfolio Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Portfolio Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside the issuer’s country.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund’s assets and common shares to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a Portfolio Fund’s investments, in
non-U.S.
countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Portfolio Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Managers to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public
information about that company. In addition, some countries may have legal systems that may make it difficult for a Portfolio Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its
non-U.S.
securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio Fund to carry out transactions. If a Portfolio Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Portfolio Fund could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange (“NYSE”). Accordingly, a Portfolio Fund’s
non-U.S.
securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
A Portfolio Fund may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when the Portfolio Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. Where the Portfolio Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Portfolio Fund generally includes accruals for such tax refunds. The Portfolio Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Portfolio Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect the Portfolio Fund’s NAV. Investors in the Portfolio Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if the Portfolio Fund receives a tax refund that has not been previously accrued, investors in the Portfolio Fund at the time the claim is successful will benefit from any resulting increase in the Portfolio Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
Foreign Currency Risk
. Because a Portfolio Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by a Portfolio Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that a Portfolio Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Managers may, but are not typically required to, elect for a Portfolio Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
EMU and Redenomination Risk
. As the European debt crisis progressed, the possibility of one or more Eurozone countries exiting the EMU, or even the collapse of the Euro as a common currency, arose, creating significant volatility at times in currency and financial markets generally. The effects of the collapse of the Euro, or of the exit of one or more countries from the EMU, on the U.S. and global economy and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of a Portfolio Fund’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Portfolio Funds’ portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Portfolio Funds’ investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain
EMU-related
investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Portfolio Funds may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Emerging Markets Risk
. The Fund may invest in
non-U.S.
securities of issuers in
so-called
“emerging markets.” Such investments are particularly speculative and entail all of the risks of investing in
non-U.S.
securities but to a heightened degree. Emerging market countries generally include countries classified as emerging or developing markets by major index providers (such as MSCI or FTSE), which typically exhibit characteristics such as lower per capita income, less developed capital markets, greater political or economic instability, or less regulatory oversight relative to developed markets. Such countries may also include “frontier” markets, which are typically smaller, less liquid, and less accessible than other emerging markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent
trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund and Portfolio Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Portfolio Funds. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio Funds’ investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Portfolio Funds.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments may adversely affect the Fund’s perfromance. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
In
addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
.
Investments by the Fund are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornados, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets.
Additionally, the occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide and could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions. More generally, these actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of a foreign country’s export industry, which could have a negative impact on the Fund’s performance. The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods imported into the U.S., including from China, Canada, and Mexico, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe-haven currencies, such as the Japanese yen and the euro. Events such as these, and their consequences, are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy. The Fund and its portfolio investments could be materially and adversely affected.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.
Growth Stock Risk
. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Managers’ assessment of the prospects for a company’s earnings growth is wrong, or if the Managers’ judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Managers had placed on it.
Value Stock Risk
. The Managers may be wrong in their assessment of a company’s value and the stocks a Portfolio Fund owns may not reach what the Managers believe are their full values. A particular risk of a Portfolio Fund’s value strategies is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, a Portfolio Fund’s relative performance may suffer.
Preferred Securities Risk
. There are special risks associated with investing in preferred securities, including:

•
Deferral
: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If a Portfolio Fund owns a preferred security that is deferring its distributions, the Portfolio Fund may be required to report income for tax purposes although it has not yet received such income.

•
Subordination
: Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.

•	Liquidity : Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

•
Limited Voting Rights
: Generally, preferred security holders (such as a Portfolio Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.

•
Special Redemption Rights
: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by a Portfolio Fund.

•
Trust Preferred Securities
. The Portfolio Funds may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS
®
”); monthly income preferred securities (“MIPS
®
”); quarterly income bond securities (“QUIBS
®
”); quarterly income debt securities (“QUIDS
®
”); quarterly income preferred securities (“QUIPS
SM
”); corporate trust securities (“CORTS
®
”); public income notes (“PINES
®
”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

•
New Types of Securities
: From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. A Portfolio Fund may invest in these securities if the Managers believe that doing so would be consistent with the Portfolio Fund’s investment objective and policies. Since the market for these instruments would be new, a Portfolio Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities Risk
. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
A Portfolio Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include, for example, either “Cash-Settled Convertibles” or “Manufactured Convertibles.” Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Managers or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Managers may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Managers may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Managers believe such a Manufactured Convertible would better promote a Portfolio Fund’s investment objective than alternative investments. For example, the Managers may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Portfolio Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Portfolio Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.
New Issues
. “New Issues” are initial public offerings of U.S. equity securities. There is no assurance that a Portfolio Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance of the Portfolio Funds. The investment performance of a Portfolio Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Portfolio Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and a Portfolio Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares.
Highly Volatile Markets
. The prices of the Portfolio Funds’ investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which a Portfolio Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., a Portfolio Fund also is subject to the risk of the failure of the exchanges on which its positions trade or of its clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.
Warrants Risks
. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Rights Risks
. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Portfolio Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Portfolio Fund may not always realize full value on the sale of rights.
Systemic Risk
. Credit risk may arise through a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution causes a series of defaults by the other institutions. This is sometimes referred to as a “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, securities firms and exchanges, with which the Portfolio Funds interact on a daily basis.
Counterparty Risk
. To the extent that a Portfolio Fund engages in principal transactions, including, but not limited to, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities, it must rely on the creditworthiness of its counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions, including certain swap contracts. In the event of the insolvency of a counterparty, a Portfolio Fund may not be able to recover its assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, a Portfolio Fund will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which it deals.
Reverse Repurchase Agreements Risk
. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of a Portfolio Fund, that the market value of the securities sold by a Portfolio Fund may decline below the price of the securities at which a Portfolio Fund is obligated to repurchase them and that the securities may not be returned to a Portfolio Fund. There is no assurance that reverse repurchase agreements can be successfully employed. See also “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”
Dollar Roll Transactions Risk
. Dollar roll transactions involve the risk that the market value of the securities a Portfolio Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Portfolio Fund sells securities becomes insolvent, the Portfolio Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Managers’ ability to predict correctly interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed. See also “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Leverage Risk.”
Issuer Risk
. In certain instances, the value of the Portfolio Funds’ investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of assets of the issuer.
Mid-
and Small-Capitalization Company Risk
. The Fund will invest in companies with middle and small capitalizations. Middle and small capitalization companies may be less financially secure than larger, more established companies and depend on a small number of key personnel.
In addition, it is more difficult to get information on middle and small capitalization companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the securities of middle and small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. The purchase or sale of more than a limited number of shares of a middle and small company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, middle or small company stocks may not be well known to the investing public. Investing in middle and small capitalization securities requires a longer term view.

Middle and small capitalization stocks can be more volatile than, and perform differently from, larger capitalization stocks. Middle and small company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Middle and small companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a middle and small company’s stock price than is the case for a larger company. If a product fails
or there are other adverse developments, or if management changes, the Fund’s investment in a middle or small capitalization company may lose substantial value.

Risks Related to Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Portfolio Funds
In addition to the risks identified above under “Risks Related to the Investment Strategies of the Portfolio Funds”, the Portfolio Funds are subject to the additional risks disclosed in this section.
Limits on Investing in Portfolio Funds
. There is a risk that the Fund may be precluded from investing in certain potential Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules or regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a quarterly basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investments and the valuations of such investments. Similarly, because of the Advisor’s actual and potential fiduciary duties to its current and future clients, the Advisor may limit the Fund’s ability to access or invest in certain Portfolio Funds.
For example, the Advisor may believe that the Fund’s disclosure obligations under the 1940 Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed by BlackRock to become affiliated persons of a Portfolio Fund under the 1940 Act and prevent them from engaging in certain transactions. The Fund may invest in a non-voting
class of a Portfolio Fund’s interests or waive certain voting rights with respect to such Portfolio Fund, or forego an investment in a Portfolio Fund, in an effort to avoid “affiliated person” status under the 1940 Act. The Advisor may also refrain from including a Portfolio Fund in the Fund’s portfolio, or may withdraw an existing investment in a Portfolio Fund, subject to applicable law, in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund and the Advisor’s other clients if such an investment was made or maintained. This may have the effect of limiting the available universe of potential Portfolio Funds in which the Fund may invest. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds, or in the same or similar Portfolio Funds but on different and potentially less advantageous terms, than other clients of the Advisor, and may also cause the Fund to exclude certain Portfolio Funds as investment options. This approach may be detrimental to the investment performance of the Fund compared with what the performance would have been if the Fund did not follow such an approach.
Non-Voting
Securities
. To the extent the Fund holds
non-voting
securities or waives its voting rights in Portfolio Funds, the Fund will not be able to vote on matters that require the approval of the interest holders of the Portfolio Fund, including potentially matters adverse to the Fund’s interests. The absence of voting rights potentially could have an adverse impact on the Fund, though Portfolio Funds, as a general matter, rarely put matters to a vote of interest-holders and, when they do, the types of matters put to a vote are generally not important to the Fund’s primary purpose of investing in the Portfolio Fund, which is to gain exposure to the returns offered by that particular Portfolio Fund’s investment program.
Although the Fund may hold
non-voting
interests or otherwise waive its voting rights, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified. The Fund could nevertheless be deemed in some circumstances to be an affiliated person of a Portfolio Fund and therefore subject to certain 1940 Act prohibitions with respect to affiliated transactions. In addition, the Fund’s percentage interest in a Portfolio Fund may be affected by contributions and withdrawals of third parties to or from the Portfolio Fund.
The Fund may also determine not to invest in a Portfolio Fund, limit its investments or redeem all or any part of its investment in a Portfolio Fund. For example, a Manager may refuse to create non-voting
securities for, or issue non-

voting securities to, the Fund or otherwise agree to a contractual waiver of the Fund’s voting rights, the Advisor may determine that an investment in a particular Portfolio Fund would not be advantageous absent such voting rights or the Advisor may determine that an investment in the non-voting
securities of a Portfolio Fund is not consistent with its fiduciary obligations to the Fund and other funds or separate accounts for which the Advisor provides investment management or investment advisory services (collectively, “Other BlackRock Funds”). See “—Limits on Investing in Portfolio Funds” above.
No Prior Operating History
. Certain Portfolio Funds may have no prior or limited operating history upon which the Advisor can evaluate their potential performance. The past investment performance of funds managed by Managers with which the Fund invests or expects to invest may not be construed as an indication of the future results of an investment in the Fund.
Registration under the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”)
. Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. While the Fund expects that many, though not all, U.S.-based Managers and Managers with a measurable amount of assets under management attributable to U.S. clients or U.S. investors in Portfolio Funds they manage will be subject to Advisers Act registration and/or reporting obligations as a result of the Dodd-Frank Act, some Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Risks of
Mis-Categorizing
Portfolio Funds Within Strategies
. While the Advisor will generally attempt to categorize Portfolio Funds consistent with the investment strategies described herein, certain Portfolio Funds may fit into more than one category or may not closely resemble any of the categories. Accordingly, the Advisor has a wide degree of discretion in categorizing Portfolio Funds within strategies or allocating capital among strategies. If the Advisor makes the wrong decision, certain strategies may be under- or over-weighted relative to what may have been intended. Accordingly, the Fund’s investment portfolio may be over-allocated or under-allocated to certain strategies and incur concentration risks or result in insufficient exposure within the portfolio as a result.
Limited Liquidity
. Portfolio Funds may invest their assets in restricted securities and other illiquid investments. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and considerable time may pass before the Portfolio Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, a Portfolio Fund may obtain a less favorable price than the price that prevailed when the Portfolio Fund decided to sell. Portfolio Funds may be unable to sell restricted and other illiquid securities at the opportune times or prices.
Further, Portfolio Funds may be or may become illiquid, their marketability may be restricted and the realization of investments from them may take a considerable time and/or be costly, in particular because Portfolio Funds may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods, and apply lock-ups,
gates and/or redemption fees. The Fund’s ability to withdraw monies from or invest monies in Portfolio Funds with such restrictions will be limited and such restrictions will limit the Fund’s flexibility to reallocate such assets among Portfolio Funds. In addition, Portfolio Funds may have the ability to indefinitely suspend the right of their investors to redeem their investment during periods of exceptional market conditions, and such suspension may occur for an extended period of time or as a prelude to liquidation of the Portfolio Fund. Consequently, the Fund’s investment in a Portfolio Fund could depreciate in value during the time a redemption is delayed, and the Fund would be precluded from redeploying its capital to more advantageous investment opportunities. The risk of illiquidity in a Portfolio Fund is exemplified by the turmoil in the markets during 2007-2009 in which a number of Portfolio Funds suspended redemptions, resulting in the inability of investors to obtain liquidity in their holdings in such Portfolio Funds. Portfolio Funds may also be able to divide their portfolio assets into liquid and illiquid pools of assets and distribute the illiquid securities or interests in the illiquid securities to the Fund, and the Advisor may not have experience managing such assets. Portfolio Funds may also impose “gates,” which are limitations on the amount of a Portfolio Fund’s net assets that may be redeemed in any one redemption cycle. It may therefore be difficult for the Fund to sell or realize its investments in the Portfolio Funds in whole or in part. In addition, liquidity may be subject to commitments made by the Advisor as to the frequency of redemptions and/or length of lock-up
periods to secure capacity with such Portfolio Funds.

Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-accounts
within the Portfolio Funds in which certain assets (which generally are illiquid and/or hard to value) are held and segregated from the Portfolio Fund’s other assets until some type of realization event occurs. Side pockets thus have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should the Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment in such Portfolio Fund could fluctuate based on adjustments to the fair value of the side pocket as determined by the Portfolio Fund Manager. In addition, if a Portfolio Fund establishes a side pocket prior to the Fund’s investing in the Portfolio Fund, the Fund may not be exposed to the performance of the Portfolio Fund’s assets held in the side pocket. See “Calculation of Net Asset Value; Valuation.”
Some Managers may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments. To capitalize on such opportunities, Portfolio Funds may invest in private equity or venture capital funds, direct private equity investments and other investments that such Managers determine to have limited liquidity (each, a “special investment opportunity”). There may be no trading market for special investment opportunity securities, and the sale or transfer of such securities may be limited or prohibited. Positions in special investment opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, Portfolio Funds that hold such positions may be required to do so for many years, and despite adverse price movements. As a result, the Fund might not be able to withdraw the portion of its investment in a Portfolio Fund that is attributable to such special investment opportunities. As a result, a Portfolio Fund may be less liquid.
A Portfolio Fund may invest in privately placed securities, the resale of which is restricted or for which no liquid market exists. To the extent that a Portfolio Fund invests in such illiquid securities, it may be unable to dispose of these securities at the prices and times desired.
In addition, although the Fund does not currently anticipate the use of leverage, any use of leverage by the Fund may compound the risks associated with liquidity of Portfolio Fund investments because the Fund must maintain a certain degree of liquidity, based on its leveraged position, in order to service such debt. Failure to maintain such necessary liquidity may materially adversely affect the Fund.
Strategy Risk
. Strategy risk is associated with the failure or deterioration of an entire strategy such that most or all investment managers employing that strategy suffer losses. Strategy specific losses may result from excessive concentration by multiple Managers in the same investment or general economic or other events that adversely affect particular strategies (e.g. the disruption of historical pricing relationships). The strategies employed by Managers may be speculative and involve substantial risk of loss in the event of such failure or deterioration.
Quantitative Investment Risk
.
Managers may use quantitative investment models to varying degrees in making investment decisions. The success of a Manager’s quantitative investment models is heavily dependent on the mathematical models used by the Manager. A Manager may select models that are not well suited to prevailing market conditions. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual events specific to particular corporations, or major events external to the operations of markets, cause extreme market moves that are inconsistent with the historical correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Finally, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.
Use of Multiple Managers
. No assurance can be given that the collective performance of the Managers will result in profitable returns or avoid losses for the Fund. Positive performance achieved by one or more Managers may be neutralized by negative performance experienced by other Managers.
Managers’ Trading Strategies
. There can be no assurance that the trading strategies employed by a Manager will be successful. For example, the proprietary models used by a Manager may not function as anticipated during unusual market conditions. Furthermore, while each Manager may have a performance record reflecting its prior experience, this performance cannot be used to predict future profitability.

Access to Information from Managers
. The Advisor will request information from Managers regarding their historical performance and investment strategy. The Advisor will also monitor the performance of underlying investments on a continuing basis as such information is made available to the Advisor by the Managers. However, the Advisor may not always be provided with such information because certain of this information may be considered proprietary information by the particular Manager or for other reasons. This lack of access to independent information is a significant investment risk. Furthermore, the net asset values received by, or on behalf of, the Fund from each Manager will typically be estimates only, subject to revision through the end of each Portfolio Funds’ annual audit, which may occur on a date other than March 31 st
. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Fund’s annual audit is completed.
Reliance on Key Individuals
. The success of the investment policy of the Fund will be significantly dependent upon the Managers and their expertise and ability to attract and retain suitable staff. The success of a particular Portfolio Fund will be dependent on the expertise of the Manager for that Portfolio Fund. Incapacitation or loss of key personnel within Portfolio Funds may adversely affect such Portfolio Funds and thereby the Fund. Many Managers may have only one or a limited number of key individuals. The loss of one or more individuals from a Manager could have a material adverse effect on the performance of such Portfolio Fund which, in turn, could adversely affect the performance of the Fund.
Manager Risk
. Manager risk is the risk of loss due to fraud on the part of a Manager, intentional or inadvertent deviations from their communicated investment strategy, including excessive concentration, directional investing outside pre-defined
ranges or in new capital markets, excessive leverage and risk taking, or simply poor judgment. Although the Advisor will seek to allocate the Fund’s assets to Managers that it believes will operate with integrity and sound operational and organizational standards, the Advisor may have no, or only limited, access to information regarding the activities of the Managers, and the Advisor cannot guarantee the accuracy or completeness of such information. As a consequence, although the Advisor will monitor the activities of the Managers, it may be difficult, if not impossible, for the Advisor to protect the Fund from the risk of Manager fraud, misrepresentation or material strategy alteration. The Advisor will have no control over the day-to-day
operations of any of the Portfolio Funds managed by the Managers. As a result, there can be no assurance that every such Portfolio Fund will conform its conduct to these standards. The failure of operations, information technology systems or contingency/disaster recovery plans may result in significant losses for the affected Portfolio Funds. Shareholders themselves will have no direct dealings or contractual relationships with the Managers.
Style Drift
. The Advisor relies primarily on information provided by Managers in assessing a Portfolio Fund’s defined investment strategy, the underlying risks of such a strategy and determining whether, and to what extent, it will allocate the Fund’s assets to particular Portfolio Funds. “Style drift” is the risk that a Portfolio Fund may deviate from its stated or expected investment strategy. Style drift can occur abruptly if a Manager believes it has identified an investment opportunity for higher returns from a different approach (and the Manager disposes of an interest quickly to pursue this approach) or it can occur gradually, for instance if a “value”-oriented Manager gradually increases a Portfolio Fund’s investments in “growth” stocks. Style drift can also occur if a Portfolio Fund focuses on factors it had deemed immaterial in its offering documents, such as particular statistical information or returns relative to certain benchmarks, or as a result of subjective judgment as to how to categorize investments. Style drift may result in a Portfolio Fund pursuing investment opportunities in an area in which it has a competitive disadvantage or in which its Manager has limited expertise (e.g., a large-cap
Manager focusing on
small-cap
investment opportunities). Moreover, style drift poses a particular risk for multiple-manager structures since, as a consequence, the Fund may be exposed to particular markets or strategies to a greater extent than was anticipated by the Advisor when the Advisor assessed the portfolio’s risk-return characteristics and allocated assets to Portfolio Funds (and which may, in turn, result in overlapping investment strategies among various Portfolio Funds). In addition, style drift may affect the categorization of a Portfolio Fund as relating to a particular discipline, and, as a result, may affect the Advisor’s attempt to monitor the Fund’s exposure targets. The Fund’s ability to respond to a Portfolio Fund’s style drift (e.g., by redeeming its investment in such Portfolio Fund) may be constrained by the redemption restrictions of such Portfolio Fund.

Monitoring of Portfolio Funds
. Although the Advisor attempts to monitor the performance of all of the Portfolio Funds, the Advisor must ultimately rely on (i) the Manager to operate in accordance with the investment guidelines governing the Portfolio Fund, and (ii) the accuracy of the information provided to the Advisor by the Manager of the Portfolio Fund. Any failure of the Manager to operate within such guidelines or to provide accurate information with respect to such Portfolio Fund could subject the Fund to losses. Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest. The Advisor has no ability to independently verify the financial information disseminated by the issuers in which the Portfolio Funds invest and are dependent upon the integrity of both the management of these issuers and the financial reporting process in general.
Potential Conflicts of Interest Involving Managers
. Certain of the Managers may engage in other forms of related and unrelated activities in addition to advising Portfolio Funds. They may also make investments in securities for their own account. Activities such as these could detract from the time a Manager devotes to the affairs of Portfolio Funds. In addition, certain of the Managers may engage affiliated entities to furnish brokerage services to Portfolio Funds and may themselves provide market making services, including acting as a counterparty in stock and over-the-counter
transactions. As a result, in such instances the choice of broker, market maker or counterparty made by a Portfolio Fund and the level of commissions or other fees paid for such services (including the size of any mark-up
imposed by a counterparty) may not have been made at arm’s length.
Proprietary Investment Strategies
. The Managers may use proprietary investment strategies that are based on considerations and factors that are not fully disclosed to the Advisor or the Fund. The Managers generally use investment strategies that differ, and involve greater risk and expense, from those typically employed by traditional managers of portfolios of stocks and bonds. These strategies may involve risks that are not anticipated by the Managers, the Advisor or the Fund.
Prime Brokers and Custodians
. Under the arrangements between the Portfolio Funds and their prime brokers and custodians, the prime brokers and custodians will have rights to identify as collateral, to rehypothecate or to otherwise use for their own purposes assets held by them for the Portfolio Funds from time to time. Legal and beneficial title to such assets may therefore be transferred to the relevant prime broker and custodian. Similarly, any cash of the Portfolio Funds held or received by or on behalf of a prime broker or custodian may not be treated as client money and may not be subject to the client money protections conferred by the client rules of the SEC or equivalent rules of other regulators to which such prime broker or custodian may be subject. Accordingly, the cash of the Portfolio Funds may also constitute collateral and may not be segregated from the cash of the prime brokers and custodians. Consequently, Portfolio Funds may rank as unsecured creditors in respect of such assets and cash on the insolvency of a prime broker and custodian and might not be able to recover such assets and cash in full. The inability of Portfolio Funds to recover such cash could have a material adverse effect on the Fund’s performance and returns to shareholders.
Side Letters and Other Agreements
. Managers and Portfolio Funds may enter into separate agreements with certain of their investors, such as those affiliated with Managers or Portfolio Funds or those deemed to involve a significant or strategic relationship. Such agreements may provide more beneficial terms to investors other than the Fund by waiving certain terms or allowing such investors to invest on different terms than those on which the Fund has invested, including, without limitation, with respect to fees, liquidity, changes in redemption terms, key man provisions, notification upon the occurrence of certain events (in some instances including the ability to redeem upon the occurrence of certain events), “most favored nation” clauses and disclosure of certain information. Under certain circumstances, these agreements could create preferences or priorities for such investors. For example, Portfolio Funds may offer certain of their investors additional or different information and reporting than that offered to the Fund. Such information may provide the recipient greater insights into the Portfolio Fund’s activities as compared to the Fund in their capacity as investors in such Portfolio Fund, thereby enhancing the recipient’s ability to make investment decisions with respect to the Portfolio Fund and enabling such investor to make more informed decisions than the Fund about redeeming from the Portfolio Fund. Any resulting redemption could force the Portfolio Fund to sell investments at a time when it might not otherwise have done so or for a price less than their deemed fair market value, which will adversely affect the Fund as the remaining investor in the relevant Portfolio Fund.
The Advisor may in certain circumstances attempt to negotiate separate agreements with Managers or Portfolio Funds to which it allocates the Fund’s capital. No assurance can be given that any such agreement, if entered into, will be respected by the applicable Manager or Portfolio Fund or that such agreement would be enforceable in accordance with its terms. Further, there may be situations in which regulatory requirements, investment objectives, the timing of investments, historical relationships with a Manager or other considerations will result in differences between the Fund and a Manager’s other clients in terms of the availability of the benefits of any such agreements. Furthermore, there may be circumstances where the benefit provided cannot be exercised by all clients simultaneously or where one client directly or indirectly receives a greater benefit due to the participation by another client. In addition, although the Advisor may negotiate terms that it considers more advantageous overall, concessions may be required to obtain such terms, and the Fund may remain subject to all of the various risks described herein notwithstanding the terms of the side letter.
Performance Fees and Management Fees
. Managers may receive compensation calculated by reference to the performance of the Portfolio Funds managed by them. Such compensation arrangements may create an incentive to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of Portfolio Fund assets, such performance-based compensation may be greater than if such compensation were based solely on realized gains. Furthermore, Managers may receive compensation calculated by reference to their assets under management. Such compensation arrangements may create an incentive to increase their assets under management regardless of their ability to effectively and optimally invest them.
Multiple Levels of Expense
. The Fund and Portfolio Funds charge management fees, and Portfolio Funds also typically charge performance fees. In addition to a fixed management fee, Managers typically will also be paid or allocated amounts based upon a share of the profits or performance of the Portfolio Fund. Managers of such Portfolio Funds may receive substantially higher payments than would otherwise be the case under alternative arrangements. Other service providers of Portfolio Funds will normally be compensated or will receive allocations on terms that may include fixed and/or performance-based fees or allocations. As a result, the Fund, and indirectly shareholders, will pay multiple investment management and other service provider fees. Moreover, a shareholder bears a proportionate share of the expenses of the Fund and, indirectly, similar expenses of the Portfolio Funds. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable. Unless otherwise indicated, performance figures issued by the Fund and stated performance targets will be net of these fees and expenses.
Effect of Fund’s Repurchases on Diversification of Portfolio Funds
. If the Board elects to offer to repurchase Shares and, as a result, a significant number of Shares are tendered, the Fund may not be able to satisfy such repurchase requests across a variety of its Portfolio Funds and thus may be required to make disproportionate redemptions from select Portfolio Funds, resulting in a temporary imbalance in the Fund’s desired mix of Portfolio Funds.
Capacity Limitations of Portfolio Funds
. Portfolio Funds may place limitations on the amount of, or number of persons whose, money they will manage. In addition, new rules and regulations may result in additional limitations or restrictions being placed by Managers on the types of investors or assets that Portfolio Funds may accept. Moreover, as a result of the convergence of the hedge fund and private equity markets and recent regulatory developments, many Portfolio Funds have lengthened liquidity terms, which may be more or less compatible with the liquidity requirements of the Fund or Other BlackRock Funds and therefore result in differences in portfolio composition. Any such restrictions or limitations could prevent the Advisor from allocating assets of the Fund to certain Managers and Portfolio Funds with which the Advisor would otherwise like to invest. In addition, when capacity is constrained, allocation decisions may be made on a non-pro
rata basis among the Fund or Other BlackRock Funds, for example, so as to avoid small allocations or to increase existing below-target allocations before building new positions. Moreover, in the case of Portfolio Funds that generally are not accepting new investments, if the Advisor determines, in the ordinary course of managing the Fund’s assets, that it would be in the Fund’s best interests to change the Fund’s exposure to such Portfolio Funds, the Advisor may, in its sole and absolute discretion and subject to applicable law, reallocate such Portfolio Funds (in whole or in part) from or to, as the case may be, Other BlackRock Funds.
If the Advisor’s ability to make allocations to Managers or Portfolio Funds is limited or restricted, the Fund’s investment performance could be negatively impacted. Furthermore, because of these capacity limitations, it is likely that the Fund’s portfolio and the portfolios of Other BlackRock Funds will have differences in the specific investments held in their portfolios even when their investment objectives are the same or similar. These distinctions will result in differences in portfolio performance.

Portfolio Valuation
. Interests in Portfolio Funds are generally valued based upon values or performance information provided by the Managers or their administrators, as the case may be. However, such information may be subject to little independent verification or other due diligence. In addition, these entities may not provide estimates of the value of Portfolio Funds, or may do so irregularly, with the result that the values of such investments may be estimated by the Advisor consistent with the Fund’s valuation policies and procedures. Certain securities or investments, particularly those for which market quotations may not be readily available, may be difficult to value. Because of overall size, concentration in particular markets and maturities of positions held by the Fund through the Portfolio Funds, the value at which its investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by Portfolio Funds may routinely trade with bid-offer
spreads that may be significant. In addition, the Portfolio Funds may hold loans or privately placed securities for which no public market exists. Accordingly, the values of Portfolio Funds provided to the Fund may be subject to an upward or downward adjustment based on information reasonably available at that time or following the auditing of Portfolio Funds’ financial records. There can therefore be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. See “Calculation of Net Asset Value; Valuation.”
The valuations reported by the Managers of the Portfolio Funds, upon which the Fund may in certain circumstances primarily rely in calculating its month-end
NAV and NAV per Share, may be subject to later adjustment, based on information reasonably available at that time. The Fund will pay repurchase proceeds, as well as calculate management and other fees, on the basis of net asset valuations determined using the best information available as of the applicable Valuation Date. In the event that a Portfolio Fund, in accordance with its valuation procedures, subsequently corrects, revises or adjusts an unaudited estimated or final value that was properly relied upon by the Fund, or properly used by the Fund as a component of determining the fair value of its interest in that Portfolio Fund, the Fund will generally not make any retroactive adjustments to its NAV, or to any amounts paid based upon such NAV, to reflect a revised valuation. If, after the Fund pays repurchase proceeds, one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the shareholder whose Shares were repurchased (if the valuations are revised upward) or the remaining shareholders (if the valuations are revised downwards) will bear the risk of such revisions. A shareholder whose shares were repurchased will neither receive distributions from, nor will it be required to reimburse, the Fund in such circumstances. This may have the effect of diluting or increasing the economic interest of other shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from Managers or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the outstanding Shares of the Fund will be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. New shareholders, as well as shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares. See “Calculation of Net Asset Value; Valuation.”
Because of the inherent uncertainty of valuation, the estimated value of Portfolio Funds for which no ready market exists may differ significantly from the value that would be used had a ready market for the security existed, and the differences could be material.
When market quotations for investments may not be available, investments such as complex or unique financial instruments may be priced pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of Portfolio Funds.
The Managers will generally face a conflict of interest in providing valuations to the Fund since such valuations will affect the compensation of the Managers.

Some of the Portfolio Funds may hold a portion of their investments, in particular investments that are illiquid, in so-called
“side pockets.” Side pockets are
sub-funds
or other special allocations within a Portfolio Fund that create a structure to invest in illiquid or hard to value securities or other investments and are valued independently from the general portfolio with distinct allocation, distribution and redemption terms and are generally held only by those investors existing at the time of investment or at the time the side pocket is created. There is no limit to the amount that the Fund may invest in Portfolio Funds with side pockets nor on the aggregate size of side pockets. Were the Fund to request redemption from a Portfolio Fund that distributed side pocket(s) to satisfy a portion of such redemption, the portion of the Fund’s interest in the Portfolio Fund’s side pockets would generally require a much longer period of time to realize than the redemption from the main portfolio and, during the period of liquidation of the side pockets, the Fund would remain invested in the side pockets and subject to subsequent market fluctuation in the value of the side pockets. In addition, Portfolio Funds may also establish side pockets or other liquidity management allocations at the time a redemption request is made that are intended to reflect that portion of the Portfolio Fund’s investments that are deemed illiquid at that time. To the extent such redemption side pockets are created, the Fund would similarly be subject to an extended liquidation period and market risk. In addition, the portion of a Portfolio Fund’s investments that are held in side pockets may be more difficult to value and the value of those investments reported by Mangers (and the Fund) may not accurately reflect the price of which such investments are eventually sold. See “Calculation of Net Asset Value; Valuation.”
Ownership of Underlying Investments
. When deciding whether to invest, or continue investing in, Portfolio Funds, the Advisor carries out no independent investigation of the ownership of the assets of the Portfolio Fund or the administrator to the Portfolio Fund. Instead the Advisor relies on audited accounts and other financial information provided to it by the Portfolio Fund. In the event that Portfolio Funds do not own or there is a defect in the ownership of the underlying investments, this could have an adverse impact on the ability of the Fund to achieve its investment objective.
Indemnification of Portfolio Funds
. The subscription agreement governing the terms of an investment in a Portfolio Fund generally includes an indemnification by the investor to the Portfolio Fund for breaches of representations and warranties made by the investor in the subscription agreement. The potential liability pursuant to such indemnification may exceed an investor’s (i.e., the Fund’s) investment in a Portfolio Fund. Additionally, the governing documents of the Portfolio Funds in which the Fund will invest provide indemnification and/or exculpation for their general partners, Managers, directors, their affiliates and their respective owners, employees, officers and agents for liabilities and losses incurred or arising out of their performance of services, except under certain circumstances. The economic risk to the Fund of indemnifying a Portfolio Fund may be greater in situations in which a Portfolio Fund has few investors or in which the Fund owns a significant percentage of the economic interests in the Portfolio Fund. Furthermore, Portfolio Funds may enter into indemnification arrangements and other arrangements with service providers and other parties that impose limitations on liability of such parties. In order to meet a particular debt or obligation, an investor or former investor in a Portfolio Fund, such as the Fund, may be required to make additional contributions or payments to such Portfolio Fund.
Reimbursement Claims
. Subsequent to its redemption from a Portfolio Fund, the Fund may have indemnification or reimbursement obligations to a Portfolio Fund with respect to liabilities, expenses or other adjustments to the redemption value that relate to the period during which the Fund was invested in the Portfolio Fund (or with respect to a partial redemption, that portion that has been redeemed). Such obligations may survive beyond the Fund’s redemption and may exceed the value of any remaining interest the Fund has in the Portfolio Fund (including with respect to any unpaid holdback). A reimbursement obligation could arise or be asserted, or an agreement or compromise reached, for example, based on the terms of the governing documents of the Portfolio Fund, applicable law, litigation or other less formal dispute resolution processes (a “Reimbursement Claim”). Recently, lawsuits have been filed with claims that, notwithstanding an investor’s lack of knowledge that a redemption may have been based on an overvaluation of a holding in an investment fund, an obligation to repay the amount of the asserted overpayment may exist. The Fund may also be subject to a Reimbursement Claim if the governing documents of a Portfolio Fund require that the Fund be subject to a “clawback” in the event of an overpayment of redemption proceeds or as a result of bankruptcy proceedings involving a Portfolio Fund.
It is likely that the legal, contractual and other authority relevant to any Reimbursement Claim will be uncertain and require the Fund, together with legal counsel, to evaluate any Reimbursement Claim and determine a course of action in a manner it considers to be in the best interests of the Fund and, if relevant and to the extent permitted under applicable law, Other BlackRock Funds. An evaluation is likely to require consideration of many competing considerations and could require consideration of the interests of both the Fund and Other BlackRock Funds and any course of action would be uncertain as to its ultimate results. Such an evaluation may be time consuming and expensive for the Fund, its shareholders and Other BlackRock Funds.
A determination to contest or pay all or a portion of a Reimbursement Claim might impact existing shareholders, former shareholders or shareholders who have partially redeemed, differently. For example, the law, contractual agreements or other arrangements between the Fund and shareholders may be different from those relevant to the Reimbursement Claim. It is likely that the Fund’s existing shareholders would bear the full cost of any Reimbursement Claim.
Joint Class
 and Series Liabilities
. Portfolio Funds may divide their shares or other interests (“Interests”) into series, classes and/or sub-classes
and issue each series, class or
sub-class
of Interests for various purposes, including to appropriately account for the applicable management and/or performance fee and subscription dates. Liabilities are typically attributed across the various series, classes or sub-classes
in accordance with a Portfolio Fund’s governing documents. However, it is often the case that a Portfolio Fund is a single legal entity and that creditors of the Portfolio Fund may enforce claims against all assets of the Portfolio Fund. Thus, holders of one or more series, classes or sub-classes
of Interests may be compelled to bear the liabilities incurred in respect of other series, classes or sub-classes
which such holders do not themselves own if there are insufficient assets attributable to the other series, classes or sub-classes
to satisfy those liabilities. Accordingly, there is a risk that liabilities of a series, class or sub-class
of Interests may not be limited to that particular series, class or sub-class
and may be required to be paid out of one or more other series, classes or sub-classes
of Interests, including a series, class or
sub-class
that may be held by the Fund, and the value of such contributing series, class or sub-class
would be reduced as a result. A Portfolio Fund’s use of leverage could (in addition to other potential circumstances) result in a series, class or sub-class
having liabilities greater than its assets, thus resulting in other series, classes or sub-classes
becoming liable for the debts incurred by such series, class or sub-class.
A Portfolio Fund’s use of currency hedging techniques in respect of one series, class or sub-class,
but not another, may also result in similar cross-class liability risks. See “Currency Hedging” below.
Disposition of Securities of Portfolio Funds
. In connection with the disposition of securities of Portfolio Funds, the Fund may be required to make representations about the business and financial affairs of the relevant Portfolio Fund typical of those made in connection with the sale of any security or business. The Fund may also be required to indemnify the purchasers of such securities of the Portfolio Fund to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the Fund.
Currency Hedging
. Where Portfolio Funds offer shares denominated in currencies other than the U.S. Dollar, the Portfolio Fund may endeavor to hedge its exposure to such currency. The Fund will have no control over the manner in which such Portfolio Fund accounts for the profits, losses, and expenses associated with such hedging activities. It is possible that there could be cross liability among all classes of shares of such Portfolio Fund, and thus, the costs associated with such hedging activities may be allocated to the class of shares held by the Fund, even when such hedging activities do not directly relate to such class in the event that the assets of the relevant class are insufficient to meet such losses and expenses. As a result, the performance of such Portfolio Fund (and, thus, the performance of the Fund) could be adversely affected. The Fund itself may also engage in currency hedging. For additional information on the Fund’s use of currency hedging, see “General Risks—Risks Related to Strategic Transactions—Hedging Transactions.”
Increasing Size and Maturity of Hedge Fund Markets
. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. The growth in recent years in the number of hedge funds and assets managed by such funds, together with the increase in other market participants may reduce the opportunities available for the Advisor and the Managers to make certain investments or adversely affect the terms upon which investments can be made. This could reduce the ability of the Fund to generate returns and/or reduce the magnitude of these returns. Historic opportunities for some or all hedge fund strategies may be eroded over time while structural and/or cyclical factors may reduce opportunities for the Advisor and the Managers temporarily or permanently.

In addition, it is possible that the Fund may have exposure to the same investment or securities through more than one Portfolio Fund. Furthermore, the applicable Managers could take opposing positions with respect to such securities and thus the Fund’s exposure to such underlying security or investment could move against each other.
Non-U.S.
Exchange Risk Exposure
. Although Portfolio Funds are typically denominated in U.S. Dollars, certain Portfolio Funds may invest in securities denominated, and may receive a portion of their income and gains, in currencies other than the U.S. Dollar. A reduction in the value of such other currencies relative to the U.S. Dollar prior to conversion into U.S. Dollars, as applicable, would adversely affect the NAV of the Portfolio Fund and correspondingly, the NAV of the Fund. The Fund currently does not expect to hedge the exchange exposure related to any Portfolio Funds. To the extent that the Managers themselves seek to hedge
non-U.S.
exchange risk exposure, they may not be able to do so.
Leveraging by Portfolio Funds
. Portfolio Funds may engage in various forms of leverage, and the Fund does not limit the use of leverage by individual Portfolio Funds or Portfolio Funds in the aggregate. Leverage can be employed in a variety of ways including direct borrowing, margining (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy securities), short selling and the use of futures, warrants, options and other derivative products. To the extent that a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of a Portfolio Fund’s (and therefore the Fund’s) net assets will decrease. The use of leverage by the Portfolio Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject.
The cumulative effect of the use of leverage by Portfolio Funds in a market that moves adversely to such Portfolio Funds could result in a substantial loss to the Fund, which would be greater than if the Portfolio Funds were not leveraged. As a result, if the Fund’s losses with respect to any Portfolio Fund were to exceed the amount of capital invested in that Portfolio Fund, the Fund could lose its entire investment. Leverage increases the risk and volatility of Portfolio Funds and, as a consequence, the Fund’s risk and volatility. To the extent that Portfolio Funds use leverage, the rates at which they can borrow will affect their returns. In the event of a sudden, precipitous drop in value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund, and therefore the losses incurred by the Fund.
In addition, although the Fund currently does not intend to, the Fund itself may enter into leverage transactions. Leverage transactions by the Fund would be in addition to any leverage transactions of Portfolio Funds and are not limited by the amount, if any, by which Portfolio Funds are leveraged or by leverage incurred by the Fund in connection with its currency hedging transactions, if any.
Use of Financing Arrangements by Portfolio Funds
. A number of Portfolio Funds depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties around the same time. For additional information regarding recent events affecting the availability of financing, see “General Risks—Risks Related to the Fund—Risks Associated with Recent Market Events.”
Brokerage Commissions and Transaction Costs
. In selecting brokers or counterparties to effect portfolio transactions, Portfolio Funds will be likely to consider such factors as price, the ability to effect the transaction, the reliability and financial responsibility and any research products or services provided. Such products and services generally may be of benefit to the Portfolio Funds in question or to other clients of the relevant Manager but may not directly relate to transactions executed on behalf of such Portfolio Fund. Accordingly, if the Manager determines in good faith that the amount of commissions or transaction fees charged by the entity is reasonable in relation to the value provided, the relevant Portfolio Funds may pay an amount greater than that charged by another entity. Moreover, if a Manager enters into “soft dollar” arrangements, there can be no assurance that such Manager will comply with the safe harbor provided by Section 28(e) of the Exchange Act (“Section 28(e)”), which provides parameters for the use of soft or commission dollars to obtain “brokerage and research” services. Although disclosure of the use of “soft dollars” is generally sufficient to avoid legal risk under U.S. federal law, there may still be legal risk to the Manager under U.S. state law if “soft dollars” are used to pay for services not covered under the Section 28(e) safe harbor.
Managers may use “soft dollars” to acquire a variety of research, brokerage and other investment-related services, for example, research on market trends, reports on the economy, industries, sectors and individual companies or issuers; credit analyses; technical and statistical studies and information; accounting and tax law interpretations; political analyses; reports on legal developments affecting Portfolio Funds; information on technical market actions; and financial and market database services. Some Managers may acquire goods or services outside of Section 28(e) that may otherwise be considered manager overhead. The use of “soft dollars” by Managers to pay for items not covered under the Section 28(e) safe harbor creates a conflict of interest between the Manager and the Portfolio Fund to the extent that such items benefit primarily or exclusively the Manager or its other clients rather than the Portfolio Fund. In addition, the availability of non-monetary
benefits not covered under the Section 28(e) safe harbor may influence the selection of brokers by the Manager. These conflicts of interest may have a detrimental effect on the Portfolio Fund and ultimately the Fund.
Concentration of Investment Portfolio
. Because Portfolio Funds may have the ability to concentrate their investments by investing an unlimited amount of its assets in a single issuer, sector, market, industry, strategy, country or geographic region, the overall adverse impact on such Portfolio Fund, and correspondingly on the Fund, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if such Portfolio Fund were not permitted to concentrate its investments to such an extent. By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, Portfolio Funds will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be. Moreover, a number of Portfolio Funds might accumulate positions in the same or a related investment at the same time, compounding such risk. In addition, the Fund is permitted to make direct investments in securities and other financial instruments that are not Portfolio Funds. It is possible for the Fund, consistent with its investment policies and election to be treated as a “regulated investment company” for U.S. federal income tax purposes, to have a portion of its assets concentrated in a single issuer or security, and thus be subject to a similar concentration risk.
Investment Strategies
. Certain of the Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Portfolio Funds’ performance, risk levels, and/or market correlation. There can be no assurance that any Manager will have success in achieving any goal related to such practices. The Managers may be unable to or may choose in their judgment not to seek to achieve such goals.
The success of a Manager’s trading activities will depend on, among other things, the Manager’s ability to identify overvalued and undervalued investment opportunities and to exploit price discrepancies in the capital markets. Identification and exploitation of the investment strategies to be pursued by a Manager involves a high degree of uncertainty. No assurance can be given that the Managers will be able to locate suitable investment opportunities in which to deploy all of a Portfolio Fund’s capital. A reduction in the volatility and pricing inefficiency of the markets in which a Manager may seek to invest, as well as other market factors, will reduce the scope for a Manager’s investment strategies.
Significant Positions
. A Portfolio Fund may acquire (i) more than 5% of a class of securities of a single issuer which would require the filing of a Schedule 13D or 13G statement with the SEC or (ii) more than 10% of a class of securities of a single issuer (which would impose certain limitations on the Portfolio Fund’s ability to trade in such securities, including the restrictions of Section 16 of the Exchange Act). The accumulation of such a significant position in the shares of a single issuer could lead to litigation or disputes in the event the Portfolio Fund desires to influence the issuer. The Manager may also seek to challenge the management of a portfolio company through a proxy contest. Such litigation or proxy contest may result in substantial expense to the Portfolio Fund, thus reducing the value of the Fund’s investment in that Portfolio Fund. In addition, the Manager may serve on the board of directors of one or more portfolio companies. As a result, the Manager would become an insider and may have access to material nonpublic information affecting the portfolio company, which may preclude the Portfolio Fund from selling its position (or acquiring additional shares) at any time when the Manager otherwise believes it would be appropriate to do so.

Moreover, a Portfolio Fund’s ability to realize value from certain of its investments may depend upon the ability of the Manager to influence the management of a portfolio company to take certain actions, including, for example, a recapitalization, restructuring, spin-off,
sale of the business or change in management. If the Manager is incorrect in its assessment of the impact such action will have on the value of a portfolio company, or if it is unsuccessful in persuading the portfolio company’s management to take the desired action, the Portfolio Fund may sustain a loss on its investment in the portfolio company, resulting in a reduction of the value of the Fund’s investment in the Portfolio Fund.
Managers Invest Independently
. The Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Managers do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Moreover, the independent nature of Managers’ investing may also result in Managers holding the same or similar positions and, to the extent Managers do, in fact, hold the same or similar positions, the Fund’s indirect exposures to such positions through its investments in Portfolio Funds may be more concentrated (and thus more risky and volatile) than if such investments were coordinated. In addition, Managers are compensated based on the performance of Portfolio Fund portfolios. Accordingly, there often may be times when a particular Manager may receive incentive compensation in respect of a Portfolio Fund for a period even though the Fund’s NAV may have decreased during such period. Furthermore, it is possible that from time to time, various Managers selected by the Advisor may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net result.
Non-U.S.
Regulatory Risk
.
Non-U.S.
rules or legislation regulating Managers and Portfolio Funds may be adopted and the possible scope of any such rules or legislation is unknown. For example, the EU Alternative Investment Fund Managers Directive (“AIFMD”) regulates Managers domiciled in the EU and Managers that manage Portfolio Funds domiciled or marketed in the EU. AIFMD imposes certain requirements and restrictions on such Managers, which differ based on the domicile of the applicable Manager and Portfolio Fund and the circumstances under which a Portfolio Fund is marketed in the EU. Such requirements and restrictions may include disclosure and transparency obligations, capital adequacy, valuation and depositary requirements, leverage and investment restrictions, other conduct of business requirements and tax requirements. As a result of AIFMD, a Manager may be restricted from marketing Portfolio Funds in the EU, may incur potentially significant increased operating costs, may be unable to engage in certain activities that it otherwise would have and/or may be subject to other adverse consequences.
Custom Funds
. Other clients of the Advisor or its affiliates, and the Advisor or its affiliates as principals, may invest with Managers through various pooled separate account arrangements and/or other custom fund arrangements (“Custom Funds”). In many cases, other clients of the Advisor will invest with the same Managers as the Fund, but through a Custom Fund rather than as an investor in the Manager’s Portfolio Fund in which the Fund will invest. The Fund is not eligible to participate in Custom Funds due to certain regulatory restrictions under the 1940 Act. The Advisor may make different investment decisions as between a Custom Fund and a Portfolio Fund when determining to invest with a Manager on behalf of another client with a substantially similar investment objective and investment program as the Fund since such other clients will not be subject to the regulatory restrictions under the 1940 Act that prohibit the Fund’s participation in Custom Funds. Custom Funds may offer other clients of the Advisor or its affiliates different investment attributes, fees and/or liquidity as compared to a Portfolio Fund advised by the same Manager in which the Fund will invest.
The Fund’s inability to participate in Custom Funds may result in other clients of the Advisor or its affiliates investing with a Manager under terms substantially different, and potentially more favorable than, the terms on which the Fund may invest in that same Manager’s Portfolio Fund. As a consequence, the Fund may not realize as high a return as other clients of the Advisor and its affiliates that are permitted to participate in Custom Funds. Furthermore, the Fund may experience higher fees, more restrictive redemption terms and less favorable investment terms than other clients of the Advisor and its affiliates that are permitted to participate in Custom Funds.
Government Investigations
. Aggressive insider trading probes by federal authorities, including the SEC and the Department of Justice, have occurred in the past and may recur in the future. The implication of any of the Managers in an insider trading probe is likely to have an immediate and material adverse effect on such Managers and may result in investors seeking to redeem en masse from any such Manager’s Portfolio Funds, thereby materially impairing the value and liquidity of the Fund’s positions in such Portfolio Funds. Any such mass redemption requests are likely to result in Managers liquidating Portfolio Funds’ holdings at inopportune times and/or prices and are likely to result in suspensions
of redemptions and/or the imposition of redemption gates.

Risks Related to Strategic Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Strategic Transactions
This section discusses risks relating to the types of Strategic Transactions that are expected to be made by the Fund or by the Portfolio Funds. It is possible that Portfolio Funds or the Fund will engage in a Strategic Transaction that is not described below, and any such Strategic Transaction will be subject to its own particular risks. Furthermore, Strategic Transactions involve counterparty risk (i.e., the risk that the counterparty fails to fulfill its contractual obligations under the terms of the instrument) and such instrument may not perform in the manner expected by the counterparties, thereby resulting in greater loss or gain to the investor, which is described in more detail in “General Risks—Risks Related to the Investment Strategies of the Portfolio Funds—Counterparty Risk.” For purposes of this discussion, risks related to the activities of the Advisor and the Fund should generally be interpreted to include the activities of Managers and Portfolio Funds, and risks related to the activities of the Managers and the Portfolio Funds should generally be interpreted to include the activities of the Advisor and the Fund.
General
. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. There are significant risks that apply generally to derivatives transactions, including:

•
Correlation Risk
—the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure. There are a number of factors which may prevent a derivative instrument from achieving the desired correlation (or inverse correlation) with an underlying asset, rate or index, such as the impact of fees, expenses and transaction costs, the timing of pricing, and disruptions or illiquidity in the markets for such derivative instrument.

•
Counterparty Risk
—the risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Fund. In particular, derivatives traded in over-the-counter
(“OTC”) markets often are not guaranteed by an exchange or clearing corporation and often do not require payment of margin, and to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. The Fund will typically attempt to minimize counterparty risk by engaging in OTC derivatives transactions only with creditworthy entities that have substantial capital or that have provided the Fund with a third-party guaranty or other credit support. When a Fund enters into a derivatives transaction that is centrally cleared (whether mandatorily or voluntarily), the Fund is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and increasingly fewer clearing members. It is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, a Fund will not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers by account class for cleared derivatives. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member.

•	Credit Risk —the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

•	Currency Risk —the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•
Illiquidity Risk
—the risk that certain securities or instruments may be difficult or impossible to sell at the time or at the price desired by the Fund in connection with payments of margin, collateral, or settlement payments. There can be no assurance that the Fund will be able to unwind or offset a derivative at its desired price, in a secondary market or otherwise. It may, therefore, not be possible for the Fund to unwind its position in a derivative without incurring substantial losses (if at all). The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, certain derivatives traded in OTC markets, including swaps and OTC options, involve substantial illiquidity risk. The Fund will, therefore, acquire illiquid OTC derivatives (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Advisor anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved to the daily limit on a number of consecutive trading days with little to no trading. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

•
Index Risk
—if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below the price that the Fund paid for such derivative.

•	Legal Risk —the risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

•
Leverage Risk—
the risk that the Fund’s derivatives transactions can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Risk
—the risk that changes in the value of one or more markets or changes with respect to the value of the underlying asset will adversely affect the value of a derivative. In the event of an adverse movement, the Fund may be required to pay substantial additional margin to maintain its position or the Fund’s returns may be adversely affected.

•	Operational Risk —the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.

•
Valuation Risk
—the risk that valuation sources for a derivative will not be readily available in the market. This is possible especially in times of market distress, since many market participants may be reluctant to purchase complex instruments or quote prices for them.

•	Volatility Risk —the risk that the value of derivatives will fluctuate significantly within a short time period.
Rule
18f-4
Under the 1940 Act
.
Rule
18f-4
under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities”

under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits closed-end
funds, including the Fund, from issuing or selling any “senior security” representing indebtedness (unless the fund maintains 300% “asset coverage”) or any senior security representing stock (unless the fund maintains 200% “asset coverage”).
Under Rule
18f-4,
“Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse
tender option bonds, and borrowed bonds), if the Fund elects to treat all of these transactions as Derivatives Transactions under Rule
18f-4;
and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule
18f-4
under the 1940 Act with respect to its Derivatives Transactions. Rule
18f-4,
among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk
(“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of the Independent Trustees, and periodically reviews the DRMP and reports to the Board.
Rule
18f-4
provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule
18f-4)
and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Dodd-Frank Act Risk
. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Fund may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Fund to enter into swap transactions and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Fund may also be limited if the swap transactions with the Fund are subject to the swap regulation under the Dodd-Frank Act.
Hedging Transactions
. A Portfolio Fund may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.
When engaging in a hedging transaction, a Portfolio Fund may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Portfolio Fund from achieving the intended hedge or expose the Portfolio Fund to a risk of loss. A Portfolio Fund may also determine not to hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because it does not foresee the occurrence of the risk. It may not be possible for a Portfolio Fund to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Portfolio Fund from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge at all against certain risks.
Option Transactions
. A Portfolio Fund may engage in option transactions. The purchase or sale of an option involves the payment or receipt of a premium payment by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security or other instrument for a specific price at a certain time or during a certain period. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. Purchasing options involves the risk that the underlying instrument does not change price in the manner expected, so that the option expires worthless and the investor loses its premium. Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security in excess of the premium payment received.
A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund, during the term of the option, to possible loss of opportunity to realize appreciation in the market price of the underlying security and to the possibility that it might hold the underlying security in order to protect against depreciation in the market price of the security during a period when it might have otherwise sold the security. The seller of a covered call option assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option.
A covered put option is a put option with respect to which the seller has a short position in the underlying security. The seller of a covered put option assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. If the seller of the put option owns a put option covering an equivalent number of shares with an exercise price equal to or greater than the exercise price of the put written, the position is “fully hedged” if the option owned expires at the same time or later than the option written. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.
A Portfolio Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund would generally make a similar “closing sale transaction,” which involves liquidating its position by selling the option previously purchased. However, if deemed advantageous, a Portfolio Fund would be entitled to exercise the option.
There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter
or on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation (“OCC”) may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.
Commodities, Financial Futures Contracts and Options Thereon
. Certain of the Portfolio Funds may invest in financial futures contracts and in options thereon. The Fund may also be subject to risks related to a direct investment in commodities through its investments in Portfolio Funds.
A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security or commodity for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation (i.e., by entering into an offsetting transaction). Futures contracts have been designed by boards of trade which have been designated “contract markets” by the CFTC.
Commodity and financial markets are highly volatile because of the low margin deposits normally required in futures trading and because a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the “daily limit.” Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless a Portfolio Fund is willing to effect trades at or within the limit, which may hinder the ability of the Portfolio Fund to trade.
The profitability of such an investment depends on the ability of the Managers to analyze correctly the commodity markets, which are influenced by, among other things, changing supply and demand relationships, weather, changes in interest rates, trade policies, world political and economic events, and other unforeseen events. Such events could result in large market movements and volatile market conditions and create the risk of significant loss. A variety of possible actions by various government agencies can also inhibit profitability or can result in loss. In addition, activities by the major power producers can have a profound effect on spot prices which can, in turn, substantially affect derivative prices, as well as the liquidity of such markets. Moreover, investments in commodity and financial futures and options contracts involve additional risks including, without limitation, leverage (margin is usually only 5%–15% of the face value of the contract and exposure can be nearly unlimited). The CFTC and futures exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in particular commodity or financial futures contracts. All of the positions held by all accounts owned or controlled by a Portfolio Fund will be aggregated for the purposes of determining compliance with position limits. It is possible that positions held by a Portfolio Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and profitability of the Portfolio Fund.
A Portfolio Fund may invest in commodity futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets. This is the case even if the exchange is formally “linked” to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs. In addition, funds received from a Portfolio Fund to margin futures transactions may not be provided the same protections as funds received to margin futures transactions on established exchanges.
The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more or less than the price of the hedged security, a Portfolio Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Portfolio Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Portfolio Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically lower than that of the futures contracts.

The particular securities comprising the index underlying a securities index financial futures contract may vary from the securities held by a Portfolio Fund. As a result, a Portfolio Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Portfolio Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Portfolio Fund’s investments as compared to those comprising the securities index and general economic or political factors. In addition, the correlation between movements in the value of the securities index may be subject to change over time as additions to and deletions from the securities index alter its structure. The correlation between futures contracts on U.S. government securities and the securities held by a Portfolio Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Portfolio Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.
A Portfolio Fund may liquidate futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, a Portfolio Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Portfolio Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on a Portfolio Fund’s ability to hedge effectively its investments in securities. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges described above. Prices have in the past moved beyond the daily limit on a number of consecutive trading days.
Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Portfolio Fund of margin deposits in the event of bankruptcy of a broker with which the Portfolio Fund has an open position in a financial futures contract.
Forward Contracts
. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by a Portfolio Fund due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which a Manager would otherwise recommend, to the possible detriment of a Portfolio Fund. Market illiquidity or disruption could result in major losses to a Portfolio Fund.
Swap Agreements
. A Portfolio Fund may enter into equity, interest rate, index, currency rate, total return, credit default and other types of swap agreements. The transactions are entered into in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.
Swap agreements are
two-party
contracts entered into primarily by institutional investors for periods ranging from a few days to more than a year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Swap agreements will tend to shift investment exposure from one type of investment to another. For example, if a Portfolio Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio Fund’s portfolio.
A Portfolio Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable
premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed upon terms.
Most swap agreements entered into by a Portfolio Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Portfolio Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive. If a swap agreement calls for payments by the Portfolio Fund, it must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Portfolio Fund. Swap agreements may be subject to new or increased government regulation as discussed in “General Risks—Risks Related to the Fund—Regulation and Government Intervention Risk” and “General Risks—Risks Related to Strategic Transactions—Dodd-Frank Act Risk” and the effects of such regulation cannot be predicted. In addition to the risks applicable to swaps generally (including counterparty risk, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Synthetic Participation in a Portfolio Fund
. The Advisor may utilize Strategic Transactions to replicate, modify or replace the economic attributes associated with Portfolio Funds. The Fund may be exposed to additional risks if the Advisor uses Strategic Transactions as a means to implement synthetically the Fund’s investment strategies with respect to Portfolio Funds. If the Fund enters into a Strategic Transaction whereby it agrees to receive the return of a Portfolio Fund, it typically will contract to receive such returns for a predetermined period of time. During such period, the Fund may not have the ability to increase or decrease its exposure. In addition, such Strategic Transactions will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such Strategic Transactions prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a materially adverse manner. Furthermore, Strategic Transactions typically contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events. Such events may include a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Fund’s returns could be adversely affected as they would lose the benefit of the indirect exposure to the reference securities, and they may incur significant termination expenses.
In the event the Fund seeks to participate in a Portfolio Fund through the use of such Strategic Transactions, the Fund would not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying Portfolio Fund. Accordingly, the Fund would not participate in matters submitted to a vote of the investors in such Portfolio Fund. In addition, the Fund would not receive all of the information and investor reports that the Fund would receive in connection with a direct investment in the Portfolio Fund. Further, the Fund would pay the counterparty to any such Strategic Transaction structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain tax aspects of such customized derivative instruments are uncertain and, if the Fund’s tax treatment of such instruments is challenged successfully by tax or other regulatory authorities in the applicable country or jurisdiction, a shareholder’s return could be adversely affected. The Fund has not obtained any opinion or other advice with respect to tax consequences in the United States or any other jurisdiction relating to the Fund or an investment therein with respect to such Strategic Transactions.

Structured Instruments Risks
. A Portfolio Fund may invest in structured products, including structured notes, credit-linked notes (“CLNs”) and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. A Portfolio Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by a Portfolio Fund.
While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other fixed income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments may also involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, a Portfolio Fund’s use of structured instruments may not work as intended.

•
Structured Notes
. A Portfolio Fund may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Investments in structured notes involve risks, including credit risk and market risk. Where a Portfolio Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

•
Event-Linked Securities
. A Portfolio Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked securities are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Event-linked exposure results in gains or losses that typically are contingent upon, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Unlike other insurable low-severity,
high-probability events, the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical event-linked security are exposed to the risks from high-severity, low-probability
events such as that posed by major earthquakes or

hurricanes. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Portfolio Fund may lose a portion of or its entire principal invested in the bond or the entire notional amount of a swap. In the case of an event, a payment will be made to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. Event-linked securities can be structured to pay-off
on three types of variables—insurance-industry catastrophe loss indices, insure-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of event-linked securities may be difficult to assess.

Event-linked exposure often provides for an extension of maturity to process and audit loss claims when a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Portfolio Fund to certain other risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.
Catastrophe-related event-linked securities have been in use since the 1990s, and the securitization and risk-transfer aspects of such event-linked securities are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain event-linked securities, which may impair the ability of a Portfolio Fund to realize full value in the event of the need to liquidate such assets.

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Equity-Linked Notes
. Equity-linked notes are hybrid securities with characteristics of both fixed income and equity securities. An equity-linked note is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. Instead of paying a predetermined coupon, equity-linked notes link the interest payment to the performance of a particular equity market index or basket of stocks or commodities. The interest payment is typically based on the percentage increase in an index from a predetermined level, but alternatively may be based on a decrease in the index. The interest payment may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. Equity-linked notes generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.

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Credit-Linked Notes
. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

When-Issued and Forward Commitment Securities
. A Portfolio Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of its right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Securities purchased on a when-issued or delayed delivery basis may expose a Portfolio Fund to risk of counterparty default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. A Portfolio Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Off-Exchange
Transactions
. The derivative instruments that may be purchased or sold by a Portfolio Fund may include instruments not traded on an exchange. The risk of nonperformance by the counterparty to an instrument may be greater than, and the ease with which a Portfolio Fund can dispose of or enter into closing transactions with respect to an instrument may be less than, the risk associated with an exchange traded instrument. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange.

The absence of liquidity may make it difficult or impossible for a Portfolio Fund to sell such instruments promptly at an acceptable price. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions. Because derivatives traded in over-the-counter
(“OTC”) markets generally are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio Fund has unrealized gains in such instruments or has deposited collateral with its counterparties a Portfolio Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations.
Off-exchange
transactions are also subject to legal risks, such as the legal incapacity of a counterparty to enter into a particular contract or the declaration of a class of contracts as being illegal or unenforceable.
Clearing Broker and Central Clearing Counterparty Risks
. A Portfolio Fund may deposit funds required to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be freely accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulations. There is a risk that assets deposited by a Portfolio Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Portfolio Fund’s clearing broker. In addition, the assets of a Portfolio Fund might not be fully protected in the event of the Portfolio Fund’s clearing broker’s bankruptcy, as the Portfolio Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, all customer funds held at a clearing organization in connection with any futures or options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting
customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, a Portfolio Fund would not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Portfolio Fund with the clearing organization.
Legal or Regulatory Risks
. Strategic Transactions may be subject to additional legal or regulatory risks, including changing applicable laws and regulations, developing or differing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. The regulatory and tax environment for derivative and related instruments is evolving and may be subject to government or judicial action which may adversely affect the value of investments held by a Portfolio Fund (and, therefore, the Fund). The effect of any future regulatory or tax change on the Fund and/or the Portfolio Funds is impossible to predict but could be substantial and adverse.
At any time after the date hereof, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund and/or the Portfolio Funds. Changing approaches to regulation may have a negative impact on the securities in which the Fund and/or a Portfolio Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund and/or the Portfolio Funds or will not impair the ability of the Fund and/or the Portfolio Funds to achieve their respective investment objectives. In addition, as new rules and regulations resulting from the passage of the Dodd-Frank Act are implemented and new international capital and liquidity requirements are introduced under the Basel III Accords, the market may not react the way the Manager expects. Whether the Fund achieves its investment objective may depend on, among other things, whether the Advisor correctly forecasts market reactions to any legislation. In the event the Advisor incorrectly forecasts market reaction, the Fund may not achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
Contact Personnel Name	John M. Perlowski, President
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	12,392,041.55
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.55%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	14.94%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.65%	[2]
Total Annual Expenses [Percent]	16.89%	[4]
Waivers and Reimbursements of Fees [Percent]	0.00%	[2]
Net Expense over Assets [Percent]	16.89%	[2]
Expense Example, Year 01	$ 159
Expense Example, Years 1 to 3	423
Expense Example, Years 1 to 5	627
Expense Example, Years 1 to 10	$ 959
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	9,826,372.96
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.55%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	14.94%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2]
Total Annual Expenses [Percent]	16.09%	[4]
Waivers and Reimbursements of Fees [Percent]	0.00%	[2]
Net Expense over Assets [Percent]	16.09%	[2]
Expense Example, Year 01	$ 152
Expense Example, Years 1 to 3	407
Expense Example, Years 1 to 5	609
Expense Example, Years 1 to 10	$ 947
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	2,565,668.59

[1]	The Distributor acts as distributor for the Fund’s Shares and serves in that capacity on a reasonable best efforts basis, subject to various conditions. Shares will be offered only through financial intermediaries that have entered into selling agreements with the Distributor. While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, for investors that purchase Class A Shares or Class I Shares through certain financial intermediaries, those financial intermediaries may directly charge investors transaction or other fees in such amount as they may determine.
[2]	Other Expenses have been restated to reflect current fees. In addition, the Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit “Other Expenses” to 0.80% of the Fund’s average monthly value of the net assets of each Share class (the “Expense Cap”). Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to reimbursement by the Fund. Such recoupment arrangement will terminate on April 1, 2028. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2028. The Expense Agreement may be terminated prior to June 30, 2028 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement. The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[3]	Class I Shares are not subject to a distribution fee or shareholder servicing fee. Class A Shares are subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. The Distributor uses these fees, in respect of the Class A Shares, to compensate financial intermediaries for distribution-related expenses, if applicable, and providing ongoing services in respect of clients who own Class A Shares of the Fund. See “Plan of Distribution.”
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses and restatement of other expenses.
[5]	The “Acquired Fund Fees and Expenses” include the Fund’s share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. Each Portfolio Fund’s expenses will vary. In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the product of investment strategies employed by the Managers. In addition, for recently launched Portfolio Funds in which the Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as startup costs are being borne over a smaller invested capital base. Generally, fees payable to Managers are estimated to range from 1% to 3% (annualized) of the average NAV of the Portfolio Funds. In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 10% to 30% of a Portfolio Fund’s net profits. The Fund will bear its pro rata portion of these fees. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.